As filed with the SEC on June 11, 2014

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

THE VICTORY PORTFOLIOS

(Exact Name of Registrant as Specified in Charter)

3435 Stelzer Road

Columbus, Ohio 43219

(Address of Principal Executive Office)

(800) 539-3863

(Area Code and Telephone Number)

Copy to:

Charles Booth CITI Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219 (Name and Address of Agent for Service)	Christopher K. Dyer The Victory Portfolios 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Jay G. Baris Morrison & Foerster LLP 1290 Avenue of the Americas New York, New York 10104-0050

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on July 11, 2014 pursuant to Rule 488.

Title of Securities Being Registered: Shares of beneficial interest, $0.001 par value.

No filing fee is due because an indefinite number of shares has been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

MUNDER BOND FUND

MUNDER EMERGING MARKETS SMALL-CAP FUND

MUNDER GROWTH OPPORTUNITIES FUND

MUNDER INDEX 500 FUND

MUNDER INTEGRITY MID-CAP VALUE FUND

MUNDER INTEGRITY SMALL/MID-CAP VALUE FUND

MUNDER INTERNATIONAL FUND—CORE EQUITY

MUNDER INTERNATIONAL SMALL-CAP FUND

MUNDER MICRO-CAP EQUITY FUND

MUNDER MID-CAP CORE GROWTH FUND

MUNDER VERACITY SMALL-CAP VALUE FUND

each a series of MUNDER SERIES TRUST

480 Pierce Street

Birmingham, Michigan 48009

www.munder.com

July [•], 2014

Dear Shareholder:

Please note that a special meeting of shareholders of each separate series of Munder Series Trust listed above (each a “Munder Fund”) has been scheduled for September [•], 2014 at the offices of Munder Capital Management (“Munder”) at 480 Pierce Street, Birmingham, Michigan, at 10:00 a.m. Eastern Time.

On April 16, 2014, Munder, the investment adviser to the Munder Funds, and Victory Capital Management, Inc. (“Victory”) announced that Victory’s parent company, Victory Capital Holdings, Inc. (“VCH”), had entered into a purchase agreement to acquire Munder. Under the terms of the purchase agreement, VCH will acquire all of the partnership interests of Munder from Munder Capital Holdings, LLC, and Munder Capital Holdings II, LLC (the “Transaction”).  The closing of the Transaction, which is expected to occur at the end of the third quarter of 2014, is subject to customary closing conditions and consents, including the consent of shareholders of certain Munder Funds and other investment advisory clients of Munder.  Upon the closing of the Transaction, all of the investment professionals and certain other key employees of Munder and its wholly owned subsidiary, Integrity Asset Management, LLC, are expected to become employees of Victory.

The purpose of the meeting is to seek shareholder approval of an Agreement and Plan of Reorganization under which each Munder Fund would be reorganized into a newly created corresponding series of The Victory Portfolios (each a “Victory Fund”), a registered investment company advised by Victory (each, a “Reorganization”). The proposed Reorganizations of the Munder Funds are part of the larger plans to integrate the advisory businesses of Munder and Victory in connection with the Transaction.

Under the Agreement and Plan of Reorganization, Victory would be the investment adviser to each Victory Fund. The investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund, except for a change to a fundamental policy of the Munder Growth Opportunities Fund. There will be no change in the day-to-day management of the investment portfolios of the Munder Funds as a result of the Reorganizations since each Munder Fund’s current portfolio managers are expected to become employees of Victory and are expected to manage the corresponding Victory Fund following the Reorganizations.

If shareholders of a Munder Fund approve the Agreement and Plan of Reorganization described in the accompanying materials, all of the assets of that Munder Fund will be transferred to the corresponding Victory Fund in exchange for designated shares of the corresponding Victory Fund having an aggregate value equal to the net

i

asset value of the Munder Fund and the assumption by the Victory Fund of all of the liabilities, expenses, costs, charges and reserves, whether absolute or contingent, known or unknown, accrued or unaccrued of the Munder Fund. The Munder Fund then will distribute to its respective shareholders shares of the Victory Fund to which each such shareholder is entitled in complete liquidation of the Munder Fund.

No sales charges (including contingent deferred sales charges) will be imposed on Munder Fund shares participating in a Reorganization. The closing of each Reorganization will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that Munder Fund shareholders will not recognize any gain or loss in connection with the proposed Reorganizations.

The Board of Trustees of Munder Series Trust (“Board”) believes that the completion of the proposed Reorganizations should enable shareholders of the Munder Funds to benefit from the following: (1) the continued investment expertise of the portfolio managers of each Fund, who are expected to become employees of Victory as part of the Transaction; (2) opportunities for continuing asset growth and improved economies of scale, over the long term, as a result of Victory’s distribution capabilities; (3) expected lower or equivalent total operating expenses on a net basis for at least two years following the closing of the Reorganizations (after applying contractual expense limitations and fee waivers); and (4) various fixed costs of the Munder Funds being spread over a larger combined asset base, which is expected to result in a reduction in the per share expenses paid by shareholders of the Munder Funds over time.

Detailed information about the proposed Reorganizations and the reasons for the Board’s approval of the Agreement and Plan of Reorganization are contained in the enclosed proxy solicitation materials.

The Board recommends that you to vote FOR approval of the
Agreement and Plan of Reorganization.

Please exercise your right to vote by completing, dating and signing the enclosed proxy card. A self-addressed, postage-paid envelope has been enclosed for your convenience. It is very important that you vote and that your voting instructions be received no later than the close of business on September [•], 2014.

Whether or not you plan to attend the shareholder meeting in person, please vote your shares. In addition to voting by mail you may also vote either by telephone or via the Internet, as follows:

To vote by telephone:

(1)         Read the Proxy Statement/Prospectus and have the enclosed proxy card at hand.

(2)         Call the toll-free number that appears on the enclosed proxy card.

(3)         Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

To vote by Internet:

(1)         Read the Proxy Statement/Prospectus and have the enclosed proxy card at hand.

(2)         Go to the website that appears on the enclosed proxy card.

(3)         Enter the control number set forth on the enclosed proxy card and follow the simple instructions.

We encourage you to vote by telephone or via the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed proxy statement carefully before you vote.

NOTE: You may receive more than one proxy package if you hold shares in more than one account. You must return separate proxy cards or record separate votes via telephone or the Internet for separate holdings. We have provided return envelopes for each proxy card, which require no postage if mailed in the United States.

Thank you for taking the time to consider these important Reorganization proposals and for your continuing investment in the Munder Funds. If you have any questions regarding the proposed Reorganizations to be

ii

voted on, please do not hesitate to call our proxy information line at (800) 331-7487. Representatives are available to answer your call Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

Sincerely,

James V. FitzGerald
President
Munder Series Trust

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the Reorganizations described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganizations under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

The enclosed Proxy Statement/Prospectus is dated July [•], 2014 and is first being mailed to shareholders on or about July [•], 2014.

iii

MUNDER BOND FUND

MUNDER EMERGING MARKETS SMALL-CAP FUND

MUNDER GROWTH OPPORTUNITIES FUND

MUNDER INDEX 500 FUND

MUNDER INTEGRITY MID-CAP VALUE FUND

MUNDER INTEGRITY SMALL/MID-CAP VALUE FUND

MUNDER INTERNATIONAL FUND—CORE EQUITY

MUNDER INTERNATIONAL SMALL-CAP FUND

MUNDER MICRO-CAP EQUITY FUND

MUNDER MID-CAP CORE GROWTH FUND

MUNDER VERACITY SMALL-CAP VALUE FUND

each series portfolios of MUNDER SERIES TRUST

480 Pierce Street

Birmingham, Michigan 48009

www.munder.com

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD SEPTEMBER [•], 2014

A special meeting of the shareholders of each series of Munder Series Trust (“Munder Series Trust”) identified below (each, a “Munder Fund” and collectively, the “Munder Funds”) will be held at the offices of Munder Capital Management at 480 Pierce Street, Birmingham, Michigan, at 10:00 a.m. Eastern Time, on September [•], 2014 for the following purposes:

1.                                      To approve an Agreement and Plan of Reorganization providing for, among other things, the acquisition of all of the assets of each Munder Fund by the corresponding series identified below of The Victory Portfolios (each, a “Victory Fund” and collectively, the “Victory Funds”), in exchange for shares of the corresponding or designated shares of such Victory Fund having an aggregate value equal to the net asset value of the Munder Fund and the assumption by the Victory Fund of all liabilities of the corresponding Munder Fund; and

2.                                      To transact such other business as may properly come before the special meeting or any adjournment thereof.

The Victory Fund into which each Munder Fund is proposed to reorganize is as follows:

Munder Funds	Victory Funds
Munder Bond Fund	Munder Total Return Bond Fund
Munder Emerging Markets Small-Cap Fund	Munder Emerging Markets Small-Cap Fund
Munder Growth Opportunities Fund	Munder Growth Opportunities Fund
Munder Index 500 Fund	Munder Index 500 Fund
Munder Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund
Munder Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Munder International Fund—Core Equity	Munder International Fund—Core Equity
Munder International Small-Cap Fund	Munder International Small-Cap Fund
Munder Micro-Cap Equity Fund	Integrity Micro-Cap Equity Fund
Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund
Munder Veracity Small-Cap Value Fund	Integrity Small-Cap Value Fund

The Board of Trustees of Munder Series Trust has fixed July [•], 2014 as the record date for determination of shareholders entitled to vote at the special meeting.

i

YOU CAN HELP AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

MUNDER SERIES TRUST

James V. FitzGerald, President

ii

MUNDER SERIES TRUST

480 Pierce Street

Birmingham, Michigan 48009

1-800-468-6337

www.munder.com

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

July [•], 2014

Question 1: What is this document and why did we send it to you?

Answer: This document includes a notice of special meeting of shareholders, a combined proxy statement/prospectus (“Proxy Statement/Prospectus”), and a form of proxy relating to your investment in one or more series of Munder Series Trust, a registered investment company organized as a Delaware statutory trust (“MST”).  Following extensive deliberations and discussions, a majority of the Board of Trustees of MST, including a majority of the Trustees who are not “interested persons” of MST or any relevant fund, on behalf of the separate series of MST identified on the Notice of Special Meeting of Shareholders (each, a “Munder Fund” and collectively, the “Munder Funds”), has approved an Agreement and Plan of Reorganization (the “Plan”) between MST, on behalf of each Munder Fund, and The Victory Portfolios (“VP”), on behalf of the separate series of VP identified on the Notice of Special Meeting of Shareholders (each, a “Victory Fund” and collectively, the “Victory Funds”), pursuant to which:

•                  all of the assets of each Munder Fund will be transferred to the corresponding Victory Fund in exchange for:

•                  the shares of such Victory Fund of the class designated in Question 3 below, which shares will be distributed pro rata by the Munder Fund to its shareholders in cancellation of such shareholders’ proportional interests in shares of the Munder Fund, and

•                  the Victory Fund’s assumption of all liabilities, expenses, costs, charges and reserves, whether absolute or contingent, known or unknown, accrued or unaccrued, of the corresponding Munder Fund (“Liabilities”) (together, these steps are referred to as a “Reorganization”).

The Munder Funds and the Victory Funds are open-end management investment companies. The Victory Funds have been established solely for the purpose of effecting the Reorganizations and will not commence investment operations until the closing of the Reorganizations.

The investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund, except that, as described in the Proxy Statement/Prospectus, there will be a change to a fundamental policy of the Munder Growth Opportunities Fund.  Victory Capital Management Inc. (“Victory”) will serve as investment adviser to each Victory Fund. There will be no change in the day-to-day management of the investment portfolio of a Munder Fund as a result of the Reorganization because each Munder Fund’s current portfolio managers are expected to become employees of Victory and continue as portfolio managers of the Victory Funds upon the closing of the Reorganization.

Shareholder approval is needed to proceed with the Reorganizations of the Munder Funds and a special meeting of shareholders of all classes of all of the Munder Funds will be held on September [•], 2014 to consider whether to approve the Plan and implement the Reorganizations. The Board of Trustees of MST is sending this document to you for your use in deciding whether to approve the Plan at the special meeting.

1

Question 2: What is the reason for the Reorganizations?

Answer: On April 16, 2014, Munder Capital Management (“Munder”), the investment adviser to the Munder Funds, and Victory announced that Victory’s parent company, Victory Capital Holdings, Inc. (“VCH”), had entered into a Sale and Purchase Agreement (the “Purchase Agreement”) with Munder Capital Holdings, LLC, and Munder Capital Holdings II, LLC (the “Munder Parents”), pursuant to which VCH will acquire from the Munder Parents all of the partnership interests of Munder, subject to the terms and conditions in the Purchase Agreement (“Transaction”).  Under the Purchase Agreement, VCH also will acquire Munder’s wholly-owned subsidiary, Integrity Asset Management, LLC (“Integrity”).

The closing of the Transaction, which is expected to occur at the end of the third quarter of 2014, is subject to customary closing conditions and consents, including the consent of shareholders of certain of the Munder Funds, including the Munder Bond Fund, Munder Growth Opportunities Fund, Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund, Munder Veracity Small-Cap Value Fund and Munder International Small-Cap Fund (“Required Munder Funds”) and other investment advisory clients of Munder.  Upon the closing of the Transaction, the investment professionals and certain other key employees of Munder and Integrity are expected to become employees of Victory.

The Reorganizations are being proposed as part of the integration plans of the investment advisory businesses of Munder and Victory.  Victory and Munder believe the Reorganizations will benefit the Munder Funds and their shareholders by offering them, among other things,

•                  the continued ability to benefit from the expertise of the same portfolio managers currently managing each Munder Fund;

•                  opportunities for increased asset growth and improved economies of scale, over the long-term, as a result of Victory’s distribution capabilities;

•                  anticipated lower or equivalent total operating expenses for all classes of shares on a net basis under a contractual Expense Limitation Agreement for at least two years following the Reorganizations; and

•                  the ability to spread fixed costs of the Munder Funds over a larger combined asset base, which is expected to result in a reduction in the per share expenses paid by shareholders of the Munder Funds over the longer term.

After extensive discussions between representatives of Munder and Victory, Munder recommended to the Board of Trustees of MST that it approve the Reorganization as being in the best interests of each Munder Fund and its shareholders.

The Board of Trustees of MST extensively deliberated and discussed the Transaction and the Plan. In this regard, for example, the Board considered information about the Transaction and its expected impact on the operations of Victory, Munder and Integrity, including information about the financing arrangements concerning the Transaction and the current financial condition of Victory and the expected financial condition of Victory following the closing of the Transaction.  In addition, the Board of Trustees of MST considered various factors in reviewing the proposed Reorganization on behalf of each Munder Fund’s shareholders, including the following:

•                  The investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund except for a change to a fundamental policy of the Munder Growth Opportunities Fund.

•                  The portfolio management team that manages each Munder Fund is expected to continue to manage the corresponding Victory Fund.

•                  On a gross basis (before applying any contractual expense limitations or fee waivers), the total expense ratios of many, though not all, classes of the Munder Funds are expected to decrease as a result of the Reorganizations,

2

•                  Victory has committed to limit annual operating expenses of each class of each Victory Fund for at least two years following the Reorganizations to maintain the Munder Funds’ expense ratios (as disclosed in the Munder Funds’ audited financial statements as of June 30, 2014).

•                  The broad distribution capacity and wholesaler support that Victory will be able to provide could result in net sales, and thus growth in assets of the larger Victory Fund complex, which in turn could provide greater potential to realize efficiencies and cost savings in the future.

•                  Each Reorganization has been structured so that it will qualify for federal income tax purposes as a tax-free reorganization so that no gain or loss would be recognized directly as a result of the Reorganization by either the Munder Funds or their shareholders.

•                  All fees and expenses incurred by either the Munder Funds or the Victory Funds relating to the Reorganizations shall have been or, when due, will be paid in full by Munder or Victory as agreed to between them.

•                  Each Victory Fund’s assumption of all Liabilities of the corresponding Munder Fund including, but not limited to, certain indemnification obligations further described in this Proxy Statement/Prospectus.

Based on these and other factors, a majority of the Board of Trustees of MST, including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“1940 Act”) of Munder or MST, concluded that (1) each Reorganization is in the best interests of the relevant Munder Fund and its shareholders and (2) the interests of existing shareholders of each Munder Fund will not be diluted as a result of the Reorganizations and recommends that shareholders of each Munder Fund approve its Reorganization. The Board of MST recommends that you vote “FOR” the Plan.

Question 3: How will the Reorganizations work?

Answer: Pursuant to the Plan, all of the assets of each Munder Fund will be transferred to the corresponding Victory Fund in exchange for shares of the designated class of such Victory Fund, which will be distributed pro rata by the Munder Fund to its shareholders in cancellation of such shareholders’ proportional interests in shares of the Munder Fund, and the assumption by the Victory Fund of all of the Liabilities of the Munder Fund.  Holders of each class of shares of each Munder Fund will receive shares of a corresponding class of the Victory Fund as follows:

Munder Fund Class	Victory Fund Class
A	A
B	A
C	C
Y	Y
I	I
K	Y
R	R
R6	R6

Shareholders of each Munder Fund will thus effectively be converted into shareholders of the Victory Fund with the same net asset value as the shares of the Munder Fund that they held prior to the Reorganizations.

Question 4: How will the Munder Funds and their shareholders be affected by the Reorganizations?

Answer: As a result of the Reorganizations, shareholders of the Munder Funds will become shareholders of the Victory Funds.  Subsequent to the Transaction, Victory plans to employ the same portfolio management teams to manage the Victory Funds that currently manage the Munder Funds as employees of Munder or Integrity, the sub-adviser to certain Munder Funds, as applicable.  In addition, Munder Index 500 Fund, which is currently sub-advised by World Asset Management, Inc. (“WAM”), will continue to be sub-advised by WAM after the Reorganizations.

3

The operations of the Victory Funds will be overseen by the Board of Trustees of VP and will be serviced by VP’s service providers (with certain transition services provided by current service providers of the Munder Funds).  As described in the section of the Proxy Statement/Prospectus entitled “Comparison of Investment Objectives and Principal Investment Strategies,” the investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund except for a change to a fundamental policy of the Munder Growth Opportunities Fund.

With respect to each Victory Fund except Munder International Fund—Core Equity, the advisory fee will be identical to the advisory fee for the corresponding Munder Fund.  In the case of Munder International Fund—Core Equity, Victory proposes to adjust the breakpoints in the advisory fee upward to match those of a similar mutual fund managed by Victory. Although at current net asset levels, the adjustment in breakpoints will have no effect on the advisory fee otherwise payable, Victory has contractually agreed pursuant to an Expense Limitation Agreement to maintain the current breakpoint schedule in place for Munder International Fund—Core Equity, as reflected in its current prospectus, for at least a two year period following the closing of the Reorganization.

With respect to service and distribution fees, the Reorganizations contemplate each class of each Munder Fund will be reorganized into a comparable share class, with substantially similar distribution and/or shareholder servicing fees, except as set forth in the section of the Proxy Statement/Prospectus entitled “Comparison of the Munder Funds and the Victory Funds.”  In each case, however, it is anticipated that the level of service and distribution fees paid after the Reorganizations will either be less than those paid currently, or Munder Fund shareholders will not experience any change in the level of fees paid, under a contractual Expense Limitation Agreement for at least a two-year period following the closing of the Reorganizations.

No sales charges (including contingent deferred sales charges) will be imposed on the shares of the Victory Fund issued in connection with the Reorganizations. Each proposed Reorganization is not expected to have any adverse federal or state tax consequences to the Munder Funds or their shareholders.

Question 5: Are There Any Significant Differences in the Management of the Munder Funds and the Victory Funds?

The investment advisory services to be provided by Victory to the Victory Funds under the Victory Funds’ investment advisory agreement are similar to the investment advisory services provided by Munder to the Munder Funds under the Munder Funds’ investment advisory agreement. Under these agreements, Victory and Munder each may retain the services of an investment sub-adviser provided certain conditions are met.

The Victory Funds and the Munder Funds have each obtained a “manager of managers” exemptive order from the Securities and Exchange Commission (“SEC”) granting relief from certain requirements relating to the hiring of investment sub-advisers.

Pursuant to the manager of managers exemptive order granted to the Victory Funds (“Victory Order”) by the SEC, the Victory Funds’ Board of Trustees may approve a sub-adviser that is not affiliated with Victory or the Victory Funds and may modify any existing or future sub-advisory agreement with such unaffiliated subadvisers at any time without shareholder approval, subject to the approval of the Victory Board.

The Munder Funds recently received a manager of managers exemptive order from the SEC (“Munder Order”). The Munder Order provides similar relief to the Munder Funds and the MST Board of Trustees, although, under the terms of such order, the MST Board of Trustees may also approve a sub-adviser that is affiliated with Munder.  Before relying on the Munder Order, however, the Munder Funds shareholders would be required to approve Munder’s reliance on the Order. (To date only Munder Emerging Markets Small-Cap Fund has approved reliance on the Munder Order.)  Accordingly, at the present time, the Munder Board may generally replace a sub-adviser or modify an existing or future subadvisory agreement only with the approval of shareholders.

4

Reliance on the manager of manager structure has been approved by the initial shareholder of each of the Victory Funds. Subsequent to the Reorganizations, Victory may rely on the Victory Order or the Munder Order since approval of the Plans by shareholders of the Munder Funds will be viewed as an approval of each manager of managers order by shareholders of the Munder Funds. Consequently, shareholders of the Munder Funds, including in their ultimate capacities as shareholders of the Victory Funds, will not be asked to vote on this matter.

Please see the section entitled “Investment Advisers and Portfolio Managers—Manager of Managers Structure,” in the Proxy Statement/Prospectus for more information.

Question 6: What will happen if a Reorganization is not approved?

Answer: Approval of a Reorganization is not expressly conditioned upon the approval of any other Reorganization. However, subject to waiver by Victory, VCH’s obligation to close the Transaction is subject to the approval of the Reorganizations by the shareholders of the Required Munder Funds and satisfaction of other conditions set forth in the Purchase Agreement.

If the Transaction is not closed, none of the proposed Reorganizations will take place and the Munder Funds will continue to operate with Munder as their investment adviser.  If the shareholders of a Munder Fund do not approve its Reorganization and the parties to the Transaction proceed to close the Transaction, that Munder Fund’s existing investment management agreement with Munder will terminate, and the Board of Trustees of MST may take any further action it deems to be in the best interest of the Munder Fund and its shareholders, including approval of an interim advisory agreement with Victory to permit additional time to solicit shareholder approval of the Reorganization, or, alternatively, to identify another adviser to serve as the adviser for the applicable Munder Fund or it may determine to liquidate the Munder Fund.

Question 7: Why do I need to vote?

Answer: Your vote is needed to ensure that the proposed Reorganization can be acted upon. No matter the size of your investment in the Munder Funds, your vote makes a difference. If a quorum is not obtained by the scheduled Meeting date, the Meeting will be adjourned to allow more time to solicit additional proxies from shareholders. We urge you to vote promptly after reviewing the enclosed materials so that we can avoid additional expenses and delay associated with additional proxy solicitation efforts. You may provide your instructions immediately by (1) completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) calling the toll-free telephone number on the enclosed proxy card; or (3) voting via the website that appears on the enclosed proxy card.

Question 8: How does the Board recommend that I vote?

Answer: After extensive deliberation and discussions, a majority of the Board of Trustees of MST approved the Plan and resulting Reorganization for each Munder Fund, and recommends that you vote FOR the Plan.

Question 9: Who is paying for expenses related to the Reorganizations?

Answer: Victory and Munder have agreed to pay all of the expenses directly related to the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with the preparation and filing of this Proxy Statement/Prospectus and the printing and distribution of the Proxy Statement/Prospectus to shareholders of the Munder Funds, legal fees, proxy solicitation expenses and other expenses of holding the special meeting of shareholders.

Question 10: How do I vote?

Answer: Whether or not you plan to attend the special meeting, we urge you to authorize proxies to cast your vote. You can do this in one of the following three ways: (1) by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope; (2) by calling the toll-free telephone number on the enclosed proxy card, or (3) via the website that appears on the enclosed proxy card.  Your prompt vote by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. If you have any questions regarding the proposed Reorganization to be

5

voted on, please do not hesitate to call our proxy information line at (800) 331-7487. Representatives are available to answer your call Monday through Friday 9:00 a.m. to 10 p.m. Eastern Time.

Question 11: Who is eligible to vote?

Answer:  Only Munder Fund shareholders who are record holders on July [•], 2014 (“Record Date”) are entitled to attend and vote at the Meeting or any adjournments thereof.

Question 12: Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call our proxy information line at (800) 331-7487 between 9:00 a.m. and 10:00 p.m. Eastern Time.

6

PROXY STATEMENT AND PROSPECTUS

DATED JULY [•], 2014

MUNDER SERIES TRUST

Munder Bond Fund Munder Emerging Markets Small-Cap Fund Munder Growth Opportunities Fund Munder Index 500 Fund Munder Integrity Mid-Cap Value Fund Munder Integrity Small/Mid-Cap Value Fund	Munder International Fund—Core Equity Munder International Small-Cap Fund Munder Integrity Micro-Cap Equity Fund Munder Mid-Cap Core Growth Fund Munder Veracity Small-Cap Value Fund

480 Pierce Street

Birmingham, Michigan 48009

1-800-468-6337

www.munder.com

THE VICTORY PORTFOLIOS

Munder Total Return Bond Fund Munder Emerging Markets Small-Cap Fund Munder Growth Opportunities Fund Munder Index 500 Fund Integrity Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund	Munder International Fund—Core Equity Munder International Small-Cap Fund Integrity Micro-Cap Equity Fund Munder Mid-Cap Core Growth Fund Integrity Small-Cap Value Fund

3435 Stelzer Road

Columbus, Ohio 43219

1-866-796-3441

PROXY STATEMENT AND PROSPECTUS DATED JULY [•], 2014

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by Munder Series Trust (“MST”), a Delaware statutory trust, on behalf of the separate series of MST identified below (each, a “Munder Fund” and collectively, the “Munder Funds”), for use at a special meeting of shareholders of all classes of all of the Munder Funds to be held at the offices of Munder Capital Management (“Munder”), 480 Pierce Street, Birmingham, Michigan, 48009 on September [•], 2014, at 10:00 a.m. Eastern Time (the “Meeting”).  Shareholders of the Munder Funds will meet for the following purposes:

1.                                      For shareholders of each Munder Fund to approve the reorganization of such Munder Fund into the corresponding series of The Victory Portfolios (“VP”) identified in the table below (each, a “Victory Fund” and collectively, the “Victory Funds”), pursuant to the Agreement and Plan of Reorganization (the “Plan”), a copy of which is attached hereto as Exhibit A (each such reorganization, a “Reorganization” and, collectively, the “Reorganizations”). Pursuant to the Plan, all of the assets of each Munder Fund will be transferred to the corresponding Victory Fund in exchange for full and fractional shares of the corresponding Victory Fund as identified below, and each Victory Fund will assume the liabilities, expenses, costs, charges and reserves, whether absolute or contingent, known or unknown, accrued or unaccrued of the corresponding Munder Fund (“Liabilities”). The shares of a Victory Fund received by each Munder Fund will be distributed pro rata to such Munder Fund’s shareholders in cancellation of such shareholders’ proportional interests in shares of the Munder Fund, as specified in the Plan.

2.                                      To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.

The following table shows each Munder Fund and its corresponding Victory Fund, as well as the share class of each Victory Fund that will be issued to each corresponding share class of a Munder Fund.

Munder Funds	Victory Funds
Munder Bond Fund	Munder Total Return Bond Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class K	Class Y
Class Y	Class Y
Munder Emerging Markets Small-Cap Fund	Munder Emerging Markets Small-Cap Fund
Class A	Class A
Class Y	Class Y
Munder Growth Opportunities Fund	Munder Growth Opportunities Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class R	Class R
Class Y	Class Y
Munder Index 500 Fund	Munder Index 500 Fund
Class A	Class A
Class B	Class A
Class K	Class Y
Class R	Class R
Class Y	Class Y
Munder Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund
Class A	Class A
Class Y	Class Y
Munder Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Class A	Class A
Class Y	Class Y
Munder International Fund—Core Equity	Munder International Fund—Core Equity
Class A	Class A
Class C	Class C
Class Y	Class Y
Class I	Class I
Munder International Small-Cap Fund	Munder International Small-Cap Fund
Class A	Class A
Class C	Class C
Class R6	Class R6
Class Y	Class Y
Class I	Class I
Munder Micro-Cap Equity Fund	Integrity Micro-Cap Equity Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class K	Class Y
Class R	Class R
Class Y	Class Y

Munder Funds	Victory Funds
Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class K	Class Y
Class R	Class R
Class R6	Class R6
Class Y	Class Y
Munder Veracity Small-Cap Value Fund	Integrity Small-Cap Value Fund
Class A	Class A
Class B	Class A
Class C	Class C
Class K	Class Y
Class R	Class R
Class R6	Class R6
Class Y	Class Y

Shareholders who execute proxies may revoke them at any time before they are voted, either by writing to MST at 480 Pierce Street, Birmingham, Michigan, 48009, Attention: Secretary, or in person at the time of the Meeting. A prior proxy can also be revoked by voting again through the website or toll-free number listed in the enclosed voting instructions.

The Munder Funds are series of MST, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Victory Funds are series of VP, an open-end management investment company registered with the SEC under the 1940 Act. The investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund except for a change to a fundamental policy of the Munder Growth Opportunities Fund.

With respect to each Munder Fund, the following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus: Prospectus, dated October 29, 2013, as supplemented to date; Annual Report to Shareholders for the fiscal year ended June 30, 2013, containing audited financial statements; and Semi-Annual Report to Shareholders for the six months ended December 31, 2013.

The Annual Reports to Shareholders and the Semi-Annual Reports to Shareholders have been previously mailed to the Munder Funds’ shareholders. Copies of the Munder Funds’ documents are available upon request and without charge by calling the Munder Funds at 1-800-468-6337, on the web at www.munder.com or by writing to the Munder Funds at 480 Pierce Street, Birmingham, Michigan, 48009. Copies of the documents for the Victory Funds are available upon request and without charge by calling the Victory Funds at                     , on the web at www.victoryfunds.com or by writing to the Victory Funds at                     .

This Proxy Statement/Prospectus sets forth concisely the information about the Victory Funds that you should know before considering the Plan and the resulting Reorganizations and you should retain it for future reference. Additional information contained in a statement of additional information relating to this Proxy Statement/Prospectus (the “SAI”), as required by the SEC, is on file with the SEC. The SAI is also available without charge, upon request by calling the toll free number set forth above for MST or by writing to MST at the address set forth above. The SAI, dated [•], 2014, is incorporated by reference into this Proxy Statement/Prospectus.

Neither the SEC nor any state securities commission has approved or disapproved of the Reorganizations described in the Proxy Statement/Prospectus or the securities to be issued pursuant to the Reorganizations under the Proxy Statement/Prospectus or determined if the Proxy Statement/Prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement/Prospectus and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Munder Funds or the Victory Funds.

v

i

ii

I.                                        SUMMARY

A.                                    Overview

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, including documents incorporated by reference, as well as in the Plan. This Proxy Statement/Prospectus is qualified in its entirety by reference to the more complete information contained herein as well as in the prospectuses of each Munder Fund, dated October 29, 2013, as supplemented to date, which include information about the Munder Funds, and in the Plan attached hereto as Exhibit A. Shareholders should read the entire Proxy Statement/Prospectus carefully.

B.                                    Reasons for the Reorganizations and Board Deliberations

The proposed Reorganizations were presented to the Board of Trustees of MST for consideration at a meeting held on May 12-13, 2014. At the meeting, the Board reviewed and considered detailed information about the proposed Reorganizations in response to the Board’s request for information regarding Victory, the Victory Funds and the Reorganizations.

Munder advised the Board that, under the previously announced sale and purchase agreement (the “Purchase Agreement”) between Victory Capital Holdings, Inc. (“VCH”) and Munder Capital Holdings, LLC, and Munder Capital Holdings II, LLC (the “Munder Parents”), VCH will acquire all of the partnership interests of Munder from the Munder Parents (the “Transaction,” as described in more detail herein). Under the Purchase Agreement, VCH would acquire the assets, business and operations of Munder and Integrity, including those used to manage the Munder Funds.  Consequently, Munder recommended that the Board consider and approve the Plan for each of the Munder Funds to merge with and into a corresponding Victory Fund.  Munder informed the Board that it believed that it would be in the best interests of shareholders for the Plan to be implemented for each of the Munder Funds.

The MST Board reviewed the terms of the proposed Plan and the expected benefits of the Reorganizations including that:

•                  the investment objective, principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund except for a change to a fundamental policy of the Munder Growth Opportunities Fund and the continued ability to benefit from the expertise of the portfolio managers currently managing each Munder Fund;

•                  opportunities for increased asset growth and improved economies of scale over the long-term as a result of Victory’s distribution capabilities;

•                  anticipated lower or equivalent total operating expenses for all classes of shares on a net basis under a contractual Expense Limitation Agreement (“VCM Expense Limitation Agreement”) for at least two years following the Reorganizations; and

•                  the ability to spread fixed costs of the Munder Funds over a larger combined asset base, which is anticipated over the longer term to result in a reduction in the per share expenses paid by shareholders of the Munder Funds over time.

The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of MST or the Munder Funds (the “Independent Trustees”) met separately to discuss the proposed Reorganization without the participation of representatives of Munder. After reviewing and considering a number of factors relating to Victory and the Victory Funds, including those set forth below, a majority of the Board of Trustees of MST, including a majority of the Independent Trustees, determined that each Reorganization is in the best interests of the shareholders of the affected Munder Fund, and that the interests of the shareholders of the Munder Funds would not be diluted as a result of the Reorganizations.

The Board of Trustees of MST extensively deliberated and discussed the Transaction and the Plan. In this regard, for example, the Board considered information about the Transaction and its expected impact on the operations of Victory, Munder and Integrity, including information about the financing arrangements concerning the Transaction and the current financial condition of Victory and the expected financial condition of Victory following the closing of the Transaction.  In addition, the Board of Trustees of MST considered the following factors, among others, when reviewing the Plan and the proposed Reorganizations with respect to each Munder Fund:

•                  the nature, extent and quality of the services proposed to be provided by Victory;

•                  the terms of the proposed Reorganizations;

•                  that each Reorganization has been structured so that it will qualify for federal income tax purposes as a tax-free reorganization so that no gain or loss would be recognized directly as a result of the Reorganization by either the Munder Funds or their shareholders;

•                  the operating expense ratios of each class of each Victory Fund, presented on a pro forma basis, and the willingness of Victory to maintain, through the contractual VCM Expense Limitation Agreement, the Munder Funds’ expense ratios (as disclosed in the Munder Funds’ audited financial statements as of June 30, 2014) for at least a two-year period following the closing of the Reorganizations;

•                  Victory’s intent to employ the current portfolio managers of the Munder Funds as portfolio managers of the corresponding Victory Fund;

•                  the nature and adequacy of Victory’s compliance program;

•                  that the broad distribution capacity and wholesaler support that Victory will be able to provide could result in net sales, and thus growth in assets of the larger Victory Fund complex, which in turn could provide greater potential to realize efficiencies and cost savings in the future;

•                  that Victory and Munder have agreed to bear all of the costs relating to the Reorganization, including proxy solicitation costs, and that neither the Munder Funds nor the Victory Funds will incur any of the costs of carrying out and completing the Reorganization;

•                  that the interests of the shareholders of the Munder Funds will not be diluted as a result of the Reorganization; and

•                  the nature, extent and quality of the non-advisory services to be provided by various service providers to the Victory Funds following the closing of the Reorganization, including fund administration, fund accounting, shareholder servicing, distribution, transfer agency and custody services.

The Board of Trustees of MST was also advised that Munder and Victory intend to comply with the provisions of Section 15(f) of the 1940 Act, which provides a non-exclusive safe harbor for an investment adviser to an investment company, and any of the investment adviser’s affiliated persons (as such term is defined in the 1940 Act), to receive any amount or benefit in connection with a sale of interests in the investment adviser which causes the assignment and termination of the investment company’s contract with the investment adviser with the investment adviser, so long as two conditions are met.

•                                          First, for a period of three years after the closing of the Reorganizations, at least 75% of the Trustees of VP must be persons who are not “interested persons” of either Munder or Victory.  Victory has indicated that it intends to comply with this 75% requirement with respect to the VP Trustees for the three-year period following the closing of the Reorganizations.

•                                          Second, for a period of two years following an acquisition of an investment adviser to mutual funds, there must not be imposed on the subject funds any “unfair burden” as a result of the acquisition or any express or implied terms, conditions or understandings related to it. An “unfair burden” would include any arrangement whereby an investment adviser, or any interested person of the investment adviser, would receive or be entitled to receive any compensation, directly or indirectly, from each fund or its shareholders other than fees for bona fide investment advisory or other services or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of each subject fund other than bona fide ordinary compensation as principal underwriter for the subject funds. In this regard, the Trustees were informed that Munder and Victory have indicated that no special compensation arrangements are contemplated in connection with the Reorganizations.  In addition, Victory advised the Board that the expense ratios for each class of each fund would be contractually limited for at least two years following the closing of each Reorganization under the VCM Expense Limitation Agreement.

Following extensive deliberations and discussions, the majority of the Board of Trustees of MST approved the Plan and resulting Reorganization for each Munder Fund, and recommends that you vote “FOR” the Plan and Reorganizations.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganizations will occur on or about September 30, 2014, or such other date as is agreed to by the parties.  Closing of the Reorganizations is conditioned upon, among other things, the Munder Funds and the Victory Funds obtaining prior to that time an opinion of Morrison & Foerster LLP, legal counsel to the Victory Funds, that the proposed Reorganizations will constitute tax-free reorganizations under federal tax laws. The Plan may be terminated, and the Reorganizations abandoned, whether before or after obtaining the requisite approval by the shareholders of the Munder Funds, at any time prior to the closing: (i) by MST if any conditions precedent to the obligations of the Munder Funds have not been fulfilled or waived; (ii) by VP if any conditions precedent to the obligations of the Victory Funds have not been fulfilled or waived; or (iii) by mutual consent of the parties.

Victory and Munder will pay all of the expenses related to the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with the preparation and filing of the Proxy Statement/Prospectus and printing and distribution of the Proxy Statement/Prospectus, legal fees, proxy solicitation expenses and other expenses of holding the special meeting. In addition to solicitations by mail, the officers and agents of the MST also may solicit proxies, without special compensation, by telephone or via the Internet.

If the Transaction is not closed, none of the proposed Reorganizations will take place and the Munder Funds will continue to operate with Munder as their investment adviser.  If the shareholders of a Munder Fund do not approve its Reorganization and the parties to the Transaction proceed to close the Transaction, that Munder Fund’s existing investment management agreement with Munder will terminate, and the Board of Trustees of MST may take any further action it deems to be necessary and appropriate and in the best interest of the Munder Fund and its shareholders, including approval of an interim advisory agreement with Victory to permit additional time to solicit shareholder approval of the Reorganization, or, alternatively, to identify another adviser to serve as the adviser for the applicable Munder Fund or it may determine to liquidate the Munder Fund.

C.                                    The Proposed Plan and Resulting Reorganizations

If a Munder Fund’s shareholders approve the Plan and the Reorganization takes place, then:

•                  all of the assets of each Munder Fund will be transferred to the corresponding Victory Fund;

•                  the corresponding Victory Fund will issue shares of the designated classes of such Victory Fund, to such Munder Fund having an aggregate value equal to the assets of the Munder Fund;

•                  the Victory Fund will assume all of the Liabilities of the Munder Fund;

•                 the Munder Fund will distribute pro rata to the holders of each class of shares of the Munder Fund shares of the corresponding class of the Victory Fund in cancellation of such shareholders’ proportional interests in shares of the applicable Munder Fund; and

•                  shares of the corresponding Victory Fund received by the Munder Fund’s shareholders will have the same aggregate net asset value as the aggregate net asset value of the shares of the Munder Fund held by such shareholders immediately prior to the Reorganization.

No sales charges (including contingent deferred sales charges (“CDSC”)), redemption fee or other transaction fee will be imposed on the shares of a Victory Fund issued in connection with a Reorganization.  The Reorganizations have been structured with the intention that they qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”). Therefore, shareholders should not recognize any gain or loss on Munder Fund shares for federal income tax purposes as a result of the Reorganizations.

D.                                    Comparison of the Munder Funds and the Victory Funds

Set forth below is a comparison of the fees and expenses applicable to each Munder Fund to those of the corresponding Victory Fund, together with information regarding the investment objectives, principal investment strategies and risks of each such fund.  When it considered the proposed Reorganizations, the Board of Trustees of MST took note of the following factors:

•                  Each Munder Fund and its corresponding Victory Fund share the same investment objective.

•                  Subsequent to the Reorganization, VP Munder Growth Opportunities Fund will not be subject to a fundamental policy to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.  Such a fundamental policy currently applies to the MST Munder Growth Opportunities Fund.

•                  The principal investment strategies and principal risks of each Victory Fund are substantially identical to those of the corresponding Munder Fund except for the change to a fundamental policy of the Munder Growth Opportunities Fund noted above.  Because investment results cannot be guaranteed, shareholders may lose money by investing in either the Munder Funds or the Victory Funds.  For a detailed comparison of the principal risks involved in an investment in the Munder Funds or the Victory Funds, please see the section entitled “Principal Risks” below.

•                  The investment advisory fee incurred by each Victory Fund will be identical to that incurred by the corresponding Munder Fund, except that Victory proposes to adjust the breakpoints in the advisory fee payable by Munder International Fund—Core Equity upward to match those of a similar mutual fund managed by Victory.  Although at current net asset levels the adjustment will have no effect on the advisory fee otherwise payable, Victory has contractually agreed pursuant to the VCM Expense Limitation Agreement to maintain the current breakpoint schedule in place for MST Munder International Fund—Core Equity for at least a two year period following the close of the Reorganization.

•                  With respect to service and distribution fees, the Reorganization contemplates each class of the Munder Funds to be reorganized into a comparable share class, with substantially similar distribution and/or shareholder servicing fees except as follows:

1.              Munder Fund Class B shareholders will receive Class A shares of the corresponding Victory Fund and will, therefore, pay lower distribution and/or service fees.  The Munder Funds’ Class B shares pay a service and/or distribution fee at an annual rate of up to 1.00% of the average daily net assets of Class B shares under a distribution and service plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”).  The Victory Funds’ Class A shares pay a service and/or distribution fee at an annual rate of up to 0.25% of the average daily net assets of Class A shares under a Rule 12b-1 Plan.  The Board of Trustees of the Munder Funds also approved the reclassification of all Munder Fund Class B shares as Class A shares, which means all of the outstanding Class B shares of each applicable Munder Fund are expected to be replaced with “load waived” Class A shares prior to the Reorganizations.  The Victory Fund Class A shares issued to current Munder Fund Class B shareholders in connection with the Reorganizations would not be subject to any initial sales charge or CDSC.

2.              Munder Fund Class K shareholders will receive Class Y shares of the corresponding Victory Fund.  The Munder Funds’ Class K shares pay a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of Class K shares, although the Class K shares have not adopted a Rule 12b-1 Plan.  The Victory Funds’ Class Y shares do not pay a service or distribution fee from fund assets and, therefore, Class K shareholders are expected to experience a reduction in fund expenses.

3.              Munder Fund Class R shareholders will receive Class R shares of the corresponding Victory Fund.  While the Munder Fund’s Class R shares pay a service and/or distribution fee at an annual rate of up to 1.00% of the average daily net assets of Class R shares under a Rule 12b-1 Plan, under the Munder Funds’ Distribution Agreement, these fees are limited to an annual rate of up to 0.50% of the average daily net assets of Class R shares. Under the Victory Funds’ Rule 12b-1 Plan, Class R shares pay a distribution and service fee at an annual rate of up to 0.50% of the average daily net assets of such Class.  Due to the limitation on Class R Rule 12b-1 fees under the Munder Funds’ Distribution Agreement, Class R shareholders will not experience any change in Rule 12b-1 fees paid as Victory Fund shareholders.

4.              Under the Munder Funds’ Rule 12b-1 Plan for Class A shares, the Munder Index 500 Fund pays a service and/or distribution fee at an annual rate of up to 0.25% of the average daily net assets of such class, though the Fund’s distributor voluntarily waives 0.10% of this fee. The Victory Funds’ Rule 12b-1 Plan for Class A shares of VP Munder Index 500 Fund provides for a service and/or distribution fee at an annual rate of up to 0.15%. On a net basis, therefore, Class A shareholders of the Munder Index 500 Fund will not experience any change in Rule 12b-1 fees paid as Victory Fund shareholders.

•                 The Munder Funds and the Victory Funds have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Munder Funds and the Victory Funds are made at the net asset value per share next determined after receipt of a complete and accurate purchase or redemption order by the respective fund’s transfer agent or other financial services institutions.

•                  The Munder Funds and the Victory Funds have similar initial investment and subsequent investment minimums. Both the Munder Funds and the Victory Funds may waive their investment minimums under certain circumstances.

•                  Both the Munder Funds and the Victory Funds offer an automatic investment plan or systematic investment plan, whereby an existing shareholder may authorize the Munder Funds or the Victory Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest, subject to a minimum initial and subsequent investment of $50 for the Munder Funds and $250 for the Victory Funds.

•                  Shareholders of the Munder Funds may exchange shares for shares of the same class of another series of MST (if offered) on any day that the Munder Funds and the New York Stock Exchange (“NYSE”) are open for business. Shareholders of the Victory Funds may exchange shares for another series of VP on any day that the Victory Funds and the NYSE are open for business.

•                  The proposed Reorganizations are intended to constitute tax-free reorganizations within the meaning of Section 368(a)(1)(F) of the Code. Accordingly, no gain or loss will be recognized by a Munder Fund upon the transfer of assets solely in exchange for shares of the corresponding Victory Fund and its assumption of the Liabilities, if any, or by shareholders of a Munder Fund upon their receipt of the shares of the corresponding Victory Fund. The tax basis for the shares of a Victory Fund received by shareholders will be the same as their tax basis for the shares of the Munder Fund to be exchanged in the Reorganization. In addition, the holding period of the shares of a Victory Fund to be received in connection with a Reorganization will include the period during which the shares of the Munder Fund to be exchanged therefor were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.                                   COMPARISON OF EACH PROPOSED REORGANIZATION

A.                                    MST Munder Bond Fund — VP Munder Total Return Bond Fund

Fees and Expenses.  As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of MST Munder Bond Fund or the corresponding VP Munder Total Return Bond Fund. The information shown for the MST Munder Bond Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses.  Pro forma information has been presented with respect to the VP Munder Total Return Bond Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013.  Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Total Return Bond Fund’s total annual operating expenses to not exceed the MST Bond Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Total Return Bond Fund may be higher or lower than those shown in the table below.  The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Bond Fund								VP Munder Total Return Bond Fund (pro forma)
	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class Y Shares	Class A Shares		Class C Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	4.00	%(1)	None		None		None	None	2.00	%(1)	None		None
Maximum Deferred Sales Charges (Load)	None	(2)	5.00	%(3)	1.00	%(4)	None	None	None	(2)	1.00	%(4)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.40%		0.40%		0.40%		0.40%	0.40%	0.40%		0.40%		0.40%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.25%		1.00%		0.00%
Other Expenses	0.58%		0.58%		0.58%		0.83%	0.58%	0.41%		0.58%		0.23%
Acquired Fund Fees and Expenses	0.02%		0.02%		0.02%		0.02%	0.02%	0.02%		0.02%		0.02%
Total Annual Fund Operating Expenses(5) (7)	1.25%		2.00%		2.00%		1.25%	1.00%	1.08%		2.00%		0.65%
Fee Waivers and/or Expense Reimbursements(6) (7)	(0.38)%		(0.38)%		(0.38)%		(0.38)%	(0.38)%	(0.21)%		(0.38)%		(0.03)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(5) (6) (7)	0.87%		1.62%		1.62%		0.87%	0.62%	0.87%		1.62%		0.62%

(1)     The sales charge declines as the amount invested increases.

(2)     A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)     A CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.

(4)     A CDSC applies to redemptions of Class C shares within one year of purchase.

(5)     Total Annual Fund Operating Expenses differ from the amounts shown in the Munder Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

(6)     Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, effective November 1, 2012 through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 0.85% for Class A and K shares, 1.60% for Class B and C shares, and 0.60% for Class Y shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.

(7)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Total Return Bond Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Bond Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Total Return Bond Fund’s net expenses may be higher or lower than that shown in the table above.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Bond Fund and VP Munder Total Return Bond Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Bond Fund
Class A	$485	$745	$1,024	$1,819
Class B with redemption	$665	$891	$1,243	$2,103
Class B without redemption	$165	$591	$1,043	$2,103
Class C with redemption	$265	$591	$1,043	$2,297
Class C without redemption	$165	$591	$1,043	$2,297
Class K	$89	$359	$650	$1,478
Class Y	$63	$281	$515	$1,190
VP Munder Total Return Bond Fund (pro forma)
Class A	$287	$495	$743	$1,453
Class C with redemption	$265	$552	$1,006	$2,264
Class C without redemption	$165	$552	$1,006	$2,264
Class Y	$63	$202	$356	$805

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder Bond Fund’s portfolio turnover rate was 373%.  The portfolio turnover rate excluding mortgage dollar roll transactions was 64% for the period ended June 30, 2013.

Since the VP Munder Total Return Bond Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder Total Return Bond Fund will be identical to that of MST Munder Bond Fund.  Similarly, the principal investment strategies of VP Munder Total Return Bond Fund will be substantially identical to that of MST Munder Bond Fund.

Each Fund’s primary investment objective is to provide a high level of current income. Their secondary objective is capital appreciation.

Munder pursues the MST Munder Bond Fund’s investment objectives by investing, under normal circumstances, at least 80% of its assets in a broad range of bonds. This investment strategy may not be changed without 60 days’ prior notice to shareholders.  Subsequent to the Reorganization, the portfolio managers of MST Munder Bond Fund are expected to become employees of Victory; there is no intention to change the manner in which the portfolio managers will manage VP Munder Total Return Bond Fund.  Accordingly, subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  using bond market sector allocation, yield curve positioning, and comprehensive credit analysis to select securities for the VP Munder Total Return Bond Fund;

•                  investing in bonds, also known as fixed income securities, including without limitation:  U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., yankee bonds);

•                  investing in bonds that are generally rated investment grade or better, or if unrated, of comparable quality, although the VP Munder Total Return Bond Fund may continue to invest up to 20% of its total assets in debt securities that are rated below investment grade or in comparable unrated securities;

•                 being able to purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis or engage in short-term trading of portfolio securities;

•                  utilizing dollar roll transactions, which are series of purchase and sale transactions, to obtain market exposure to certain types of securities, particularly mortgage-backed securities;

•                  being able to enter into futures and/or credit default swap contracts and use exchange-traded funds (ETFs); and

•                  investing primarily in domestic securities, although up to 25% of its assets may be invested in foreign securities.

Since there will be no change to the principal investment strategies followed by VP Munder Total Return Bond Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Credit (or Default) Risk	• Below Investment Grade Securities Risk
• Interest Rate Risk	• Short-Term Trading Risk
• Prepayment Risk	• Foreign Securities Risk
• Dollar Roll Transaction Risk	• Derivatives Risk
• When-Issued Securities, To-Be-Announced, Delayed Delivery and Forward Commitment Risk	• ETF Risk

See “Principal Risks” below for a detailed description of each of these risks.

B.                                    MST Munder Emerging Markets Small-Cap Fund — VP Munder Emerging Markets Small-Cap Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Emerging Markets Small-Cap Fund or the corresponding VP Emerging Markets Small-Cap Fund. The information shown for the MST Munder Emerging Markets Small Cap Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Emerging Markets Small-Cap Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder Emerging Markets Small-Cap Fund’s total annual operating expenses to not exceed the MST Munder Emerging Markets Small-Cap Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder Emerging Markets Small-Cap Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

MST Munder Emerging Markets Small-Cap Fund	VP Munder Emerging Markets Small-Cap Fund (pro forma)
Class A Shares	Class Y Shares	Class A Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None	5.75	%(1)	None
Maximum Deferred Sales Charges (Load)	None	(2)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.10%	1.10%	1.10%	1.10%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.25%	0.00%
Other Expenses(3)	15.17%	14.29%	10.21%	3.46%
Total Annual Fund Operating Expenses(3) (5)	16.52%	15.39%	11.56%	4.56%
Fee Waivers and/or Expense Reimbursements(4) (5)	(14.79)%	(13.91)%	(9.83)%	(3.08)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(3) (4) (5)	1.73%	1.48%	1.73%	1.48%

(1)    The sales charge declines as the amount invested increases.

(2)    A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)    Other Expenses and Total Annual Fund Operating Expenses are based on estimated expenses for the current fiscal year.

(4)    Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.73% for Class A shares and 1.48% for Class Y shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to Munder.

(5)    Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder Emerging Markets Small-Cap Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Emerging Markets Small-Cap Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder Emerging Markets Small-Cap Fund’s net expenses may be higher or lower than that shown in the table above.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Emerging Markets Small-Cap Fund and VP Emerging Markets Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
MST Munder Emerging Markets Small-Cap Fund
Class A	$716	$3,580
Class Y	$151	$3,014
VP Munder Emerging Markets Small-Cap Fund (pro forma)
Class A	$741	$2,036
Class Y	$151	$796

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the period from July 2, 2013 through December 31, 2013, MST Munder Emerging Markets Small-Cap Fund’s portfolio turnover rate was 53%.

Since the VP Emerging Markets Small-Cap Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder Emerging Markets Small-Cap Fund will be identical to that of MST Munder Emerging Markets Small-Cap Fund.  Similarly, the principal investment strategies of VP Munder Emerging Markets Small-Cap Fund will be substantially identical to those of MST Munder Emerging Markets Small-Cap Fund.

Each Fund’s investment objective is to provide long-term growth of capital.

Subsequent to the Reorganization, VP Emerging Markets Small Cap-Fund will continue to invest primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of companies in emerging markets countries.

Under normal circumstances, at least 80% of the Fund’s assets will be in securities of small-capitalization companies that are tied economically to emerging market countries. This investment policy may not be changed without 60 days’ prior notice to shareholders.

Emerging markets countries are those countries represented in the S&P® Emerging Plus SmallCap Index and the MSCI Emerging Markets Small Cap Index.  For purposes of this Fund, a small-capitalization company is any company with a market capitalization that is within the smallest 15% (based on market capitalization) of companies from each emerging markets country.

The S&P® Emerging Plus SmallCap Index consists of the bottom 15% (based on market capitalization) of companies from each country represented in the S&P® Emerging BMI plus Korea.  The S&P® Emerging BMI includes companies domiciled in 20 emerging markets countries with float-adjusted market capitalizations of at least US$100 million and annual trading liquidity of at least US$50 million.  The MSCI Emerging Markets Small Cap

Index is designed to measure equity market performance of 21 emerging markets and targets approximately 14% of each market’s free-float adjusted market capitalization.

Subsequent to the Reorganization, Victory expects to employ the portfolio management team that currently manages MST Munder Emerging Markets Small-Cap Fund and there are no plans to change the investment strategies followed by that team.  Accordingly, subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  employing a bottom-up investment approach that emphasizes individual stock selection;

•                  using a combination of quantitative and traditional qualitative, fundamental analysis to identify companies exhibiting improving business momentum and attractive valuations to produce a diversified portfolio that, relative to the S&P® Emerging Plus SmallCap Index and the MSCI Emerging Markets Small Cap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend;

•                  being able to invest, to a limited extent, in companies from countries other than emerging markets countries and in securities of larger capitalization companies;

•                  being able to use futures contracts for hedging, cash management and direct investment purposes; and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Emerging Markets Small-Cap Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Growth Investing Risk
• Stock Selection Risk	• Small Company Stock Risk
• Emerging Markets Investing Risk	• Geographic Focus Risk
• Foreign Securities Risk	• Derivatives Risk
• ETF Risk

See “Principal Risks” below for a detailed description of each of these risks.

C.                                    MST Munder Growth Opportunities Fund — VP Munder Growth Opportunities Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of MST Munder Growth Opportunities Fund or the corresponding VP Munder Growth Opportunities Fund. The information shown for the MST Munder Growth Opportunities Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Munder Growth Opportunities Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder Growth Opportunities Fund’s total annual operating expenses to not exceed the MST Munder Growth Opportunities Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder Growth Opportunities Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Growth Opportunities Fund									VP Munder Growth Opportunities Fund (pro forma)
	Class A Shares		Class B Shares		Class C Shares		Class R Shares		Class Y Shares	Class A Shares		Class C Shares		Class R Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None		None		None	5.75	%(1)	None		None		None
Maximum Deferred Sales Charges (Load)	None	(2)	5.00	%(3)	1.00	%(4)	None		None	None	(2)	1.00	%(4)	None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%		0.75%		0.75%		0.75%	0.75%		0.75%		0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.50	%(5)	0.00%	0.25%		1.00%		0.50	%(5)	0.00%
Other Expenses	0.70%		0.69%		0.70%		0.69%		0.70%	0.37%		0.50%		1.90%		0.34%
Total Annual Fund Operating Expenses(6)	1.70%		2.44%		2.45%		1.94%		1.45%	1.37%		2.25%		3.15%		1.09%
Fee Waivers and/or Expense Reimbursements(6)	—		—		—		—		—	0.00%		0.00%		(1.21)%		0.00%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(6)	—		—		—		—		—	1.37%		2.25%		1.94%		1.09%

(1)     The sales charge declines as the amount invested increases.

(2)     A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)     A CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.

(4)     A CDSC applies to redemptions of Class C shares within one year of purchase.

(5)     Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(6)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder Growth Opportunities Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Growth Opportunities Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder Growth Opportunities Fund’s net expenses may be higher or lower than that shown in the table above. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Growth Opportunities Fund and VP Munder Growth Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Growth Opportunities Fund
Class A	$713	$1,056	$1,422	$2,448
Class B with redemption	$747	$1,061	$1,501	$2,594
Class B without redemption	$247	$761	$1,301	$2,594
Class C with redemption	$348	$764	$1,306	$2,786
Class C without redemption	$248	$764	$1,306	$2,786
Class R	$197	$609	$1,047	$2,264
Class Y	$148	$459	$792	$1,735
VP Munder Growth Opportunities Fund (pro forma)
Class A	$706	$984	$1,282	$2,127
Class C with redemption	$328	$703	$1,205	$2,585
Class C without redemption	$228	$703	$1,205	$2,585
Class R	$197	$738	$1,432	$3,283
Class Y	$111	$347	$601	$1,329

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder Growth Opportunities Fund’s portfolio turnover rate was 93%.

Since the VP Munder Growth Opportunities Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder Growth Opportunities Fund will be identical to that of MST Munder Growth Opportunities Fund.  Similarly, the principal investment strategies of VP Munder Growth Opportunities Fund will be substantially identical to that of MST Munder Growth Opportunities Fund except as discussed below with respect to a fundamental policy of the MST Munder Growth Opportunities Fund.

Each Fund’s investment objective is to provide long-term capital appreciation.

Munder pursues the MST Munder Growth Opportunities Fund’s investment objective by identifying secular growth trends and investing in equity securities (i.e., common stocks, preferred stocks, depositary receipts, convertible securities and rights and warrants) of companies the advisor believes will benefit from these trends.  Subsequent to the Reorganization, the portfolio managers of MST Munder Growth Opportunities Fund are expected to become employees of Victory and they will generally continue to manage VP Munder Growth Opportunities Fund consistently with how they have managed MST Munder Growth Opportunities Fund except that subsequent to the Reorganization, the VP Munder Growth Opportunities Fund will not be subject to a fundamental policy to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses (collectively, “Internet-Related Companies”).

Subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  employing a bottom-up analysis, which involves a thorough review of a company’s products and services, competitive positioning, balance sheet and financial stability;

•                  selecting securities by attempting to identify and evaluate underlying growth drivers for each company and to arrive at a projected fair value for the company’s equity securities;

•                  investing the VP Munder Growth Opportunities Fund’s assets in sectors, industries and types of companies that Victory believes have significant growth opportunities and exhibit attractive long-term growth characteristics;

•                  investing primarily in domestic securities, although up to 25% of the VP Munder Growth Opportunities Fund’s assets may be invested in foreign securities, including emerging market country securities;

•                  investing without regard to market capitalization and, therefore, the VP Munder Growth Opportunities Fund’s investments may include small-, mid- and large-capitalization companies; and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be only minimal changes to the principal investment strategies followed by VP Munder Growth Opportunities Fund subsequent to the Reorganization, the principal investment risks of your investment will continue to include:

• Stock Market Risk	• Small Company Stock Risk
• Stock Selection Risk	• Foreign Securities Risk
• Growth Investing Risk	• ETF Risk
• Sector/Industry Focus Risk	• Information Technology Sector Risk*

See “Principal Risks” below for a detailed description of each of these risks.

*Although the VP Munder Growth Opportunities Fund will not be subject to the MST Munder Growth Opportunities Fund’s fundamental policy to concentrate in securities of Internet-Related Companies, a significant portion of the Fund’s assets may be invested in securities of Internet-Related Companies and, therefore, subject to the Information Technology Sector Risk during such period.

D.                                    MST Munder Index 500 Fund — VP Munder Index 500 Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following tables describe the fees and expenses that you may pay if you buy and hold shares of MST Munder Index 500 Fund or the corresponding VP Munder Index 500 Fund. The information shown for the MST Munder Index 500 Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Munder Index 500 Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder Index 500 Fund’s total annual operating expenses to not exceed the MST Munder Index 500 Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder Index 500 Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	Munder Series Trust Munder Index 500 Fund								The Victory Portfolios Munder Index 500 Fund (pro forma)
	Class A Shares		Class B Shares		Class K Shares	Class R Shares		Class Y Shares	Class A Shares		Class R Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	2.50	%(1)	None		None	None		None	2.50	%(1)	None	None
Maximum Deferred Sales Charges (Load)	None		3.00	%(2)	None	None		None	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.20%		0.20%		0.20%	0.20%		0.20%	0.20%		0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25	%(3)	1.00	%(3)	0.00%	0.50	%(4)	0.00%	0.15%		0.50%	0.00%
Other Expenses	0.38%		0.38%		0.63%	0.38%		0.38%	0.23%		0.24%	0.19%
Total Annual Fund Operating Expenses(5)	0.83%		1.58%		0.83%	1.08%		0.58%	0.58%		0.94%	0.39%
Fee Waivers and/or Expense Reimbursements(5)	—		—		—	—		—	0.00%		0.00%	0.00%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(5)	—		—		—	—		—	0.58%		0.94%	0.39%

(1)     The sales charge declines as the amount invested increases.

(2)     A CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.

(3)     The distributor has voluntarily agreed to waive a portion of its Rule 12b-1 fees with respect to Class A and Class B shares for the current fiscal year. The distributor may discontinue the fee waiver at any time in its sole discretion. As a result of the fee waivers, the Fund’s 12b-1 Fees and Total Annual Fund Operating Expenses would be 0.15% and 0.75%, respectively, for Class A shares, and 0.50% and 1.11%, respectively, for Class B shares.

(4)     Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(5)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder Index 500 Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Index 500 Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder Index 500 Fund’s net expenses may be higher or lower than that shown in the table above. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Index 500 Fund and VP Munder Index 500 Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Index 500 Fund
Class A	$333	$508	$699	$1,250
Class B with redemption	$461	$699	$960	$1,677
Class B without redemption	$161	$499	$860	$1,677
Class K	$85	$265	$460	$1,025
Class R	$110	$343	$595	$1,317
Class Y	$59	$186	$324	$726
VP Munder Index 500 Fund (pro forma)
Class A	$308	$431	$566	$958
Class R	$96	$300	$520	$1,155
Class Y	$40	$125	$219	$493

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. During the fiscal year ended June 30, 2013, MST Munder Index 500 Fund’s portfolio turnover rate was 5%.

Since the VP Munder Index 500 Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder Index 500 Fund will be identical to that of MST Munder Index 500 Fund.  Similarly, the principal investment strategies of VP Munder Index 500 Fund will be substantially identical to that of MST Munder Index 500 Fund.

Each Fund’s investment objective is to provide performance and income that is comparable to the S&P 500® Index.

The Munder Index 500 Fund is sub-advised by World Asset Management, Inc. (“WAM”); WAM will continue to sub-advise the VP Munder Index 500 Fund subsequent to the Reorganization.  Under normal circumstances, WAM will continue to invest at least 80% of the VP Munder Index 500 Fund’s assets in equity securities of companies in the S&P 500® Index. This investment strategy may not be changed without 60 days’ prior notice to shareholders.

Subsequent to the Reorganization, WAM will continue to implement the Fund’s strategy by:

•                  typically holding all 500 of the stocks in the S&P 500® Index, which is a capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market;

•                  managing VP Munder Index 500 Fund through the use of a “quantitative” or “indexing” investment approach, which tries to replicate the composition and performance of the S&P 500® Index through statistical procedures;

•                  investing in stocks that are included in the S&P 500® Index in approximately the same proportions as they are represented in the index;

•                  seeking to achieve a correlation between the performance of its portfolio and the S&P 500® Index of at least 0.95 (a correlation of 1.0 would mean that the changes in the Fund’s price mirror exactly the changes in the S&P 500® Index);

•                  being able to use futures contracts to manage cash, accrued dividends and other non-performing assets in an effort to minimize performance disparity between the VP Munder Index 500 Fund and the S&P 500® Index; and

•                 from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Munder Index 500 Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Derivatives Risk
• Tracking Risk	• ETF Risk
• Index Strategy Risk

See “Principal Risks” below for a detailed description of each of these risks.

E.                                    MST Munder Integrity Mid-Cap Value Fund — VP Integrity Mid-Cap Value Fund

Fees and Expenses.  As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Integrity Mid-Cap Value Fund or the corresponding VP Integrity Mid-Cap Value Fund. The information shown for the MST Munder Integrity Mid-Cap Value Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses.  Pro forma information has been presented with respect to the VP Integrity Mid-Cap Value Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Integrity Mid-Cap Value Fund’s total annual operating expenses to not exceed the MST Munder Integrity Mid-Cap Value Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Integrity Mid-Cap Value Fund may be higher or lower than those shown in the table below.  The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Integrity Mid-Cap Value Fund			VP Integrity Mid-Cap Value Fund (pro forma)
	Class A Shares		Class Y Shares	Class A Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None	5.75	%(1)	None
Maximum Deferred Sales Charges (Load)	None	(2)	None	None	(2)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%	0.75%		0.75%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%	0.25%		0.00%
Other Expenses	4.50%		4.69%	1.60%		0.99%
Total Annual Fund Operating Expenses(4)	5.50%		5.44%	2.60%		1.74%
Fee Waivers and/or Expense Reimbursements(3) (4)	(4.00)%		(4.19)%	(1.10)%		(0.49)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(3) (4)	1.50%		1.25%	1.50%		1.25%

(1)    The sales charge declines as the amount invested increases.

(2)    A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)    Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.50% for Class A shares and 1.25% for Class Y shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to Munder.

(4)    Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Integrity Mid-Cap Value Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Integrity Mid-Cap Value Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Integrity Mid-Cap Value Fund’s net expenses may be higher or lower than that shown in the table above.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Integrity Mid-Cap Value Fund and VP Integrity Mid-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Integrity Mid-Cap Value Fund
Class A	$694	$1,765	$2,825	$5,428
Class Y	$127	$1,251	$2,365	$5,107
VP Integrity Mid-Cap Value Fund (pro forma)
Class A	$719	$1,133	$1,684	$3,180
Class Y	$127	$450	$849	$1,968

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder Integrity Mid-Cap Value Fund’s portfolio turnover rate was 82%.

Since the VP Integrity Mid-Cap Value Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Integrity Mid-Cap Value Fund will be identical to that of MST Munder Integrity Mid-Cap Value Fund.  Similarly, the principal investment strategies of VP Integrity Mid-Cap Value Fund will be substantially identical to those of MST Munder Integrity Mid-Cap Value Fund.

The Funds’ investment objectives are to seek to achieve capital appreciation.

Subsequent to the Reorganization, Victory will employ the Integrity Asset Management, LLC (“Integrity”) portfolio management team that currently manages MST Munder Integrity Mid-Cap Value Fund.  Victory intends to continue to pursue capital appreciation in the VP Integrity Mid-Cap Value Fund by investing, under normal circumstances, at least 80% of its assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of mid-capitalization companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, mid-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell Midcap® Index ($[•] million to $[•] billion as of June 30, 2014).

Subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  being able to invest (i) in equity securities of smaller or larger companies and (ii) up to 25% of its assets in foreign securities;

•                  seeking out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects;

•                  choosing investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment;

•                  identifying value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns;

•                  regularly reviewing the VP Integrity Mid-Cap Value Fund’s investments and to sell securities when Integrity believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive;

•                  from time to time, focusing investments in companies in one or more economic sectors including multiple different industries, although Integrity will not invest 25% or more of VP Integrity Mid-Cap Value Fund’s assets in any one industry; and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Integrity Mid-Cap Value Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Foreign Securities Risk
• Stock Selection Risk	• Sector Focus Risk
• Value Investing Risk	• ETF Risk
• Medium-Sized Company Stock Risk

See “Principal Risks” below for a detailed description of each of these risks.

F.                                     MST Munder Integrity Small/Mid-Cap Value Fund — VP Integrity Small/Mid-Cap Value Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Integrity Small/Mid-Cap Value Fund or the corresponding VP Integrity Small/Mid-Cap Value Fund. The information shown for the MST Munder Integrity Small/Mid-Cap Value Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Integrity Small/Mid-Cap Value Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Integrity Small/Mid-Cap Value Fund’s total annual operating expenses to not exceed the MST Munder Integrity Small/Mid-Cap Value Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Integrity Small/Mid-Cap Value Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Integrity Small/Mid-Cap Value Fund			VP Integrity Small/Mid-Cap Value Fund (pro forma)
	Class A Shares		Class Y Shares	Class A Shares		Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None	5.75	%(1)	None
Maximum Deferred Sales Charges (Load)	None	(2)	None	None	(2)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%		0.90%	0.90%		0.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.00%	0.25%		0.00%
Other Expenses	2.46%		2.46%	5.40%		0.64%
Total Annual Fund Operating Expenses(4)	3.61%		3.36%	6.55%		1.54%
Fee Waivers and/or Expense Reimbursements(3) (4)	(2.11)%		(2.11)%	(5.05)%		(0.29)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(3) (4)	1.50%		1.25%	1.50%		1.25%

(1)    The sales charge declines as the amount invested increases.

(2)    A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)    Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.50% for Class A shares and 1.25% for Class Y shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to Munder.

(4)    Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Integrity Small/Mid-Cap Value Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Integrity Small/Mid-Cap Value Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Integrity Small/Mid-Cap Value Fund’s net expenses may be higher or lower than that shown in the table above.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Integrity Small/Mid-Cap Value Fund and VP Integrity Small/Mid-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Integrity Small/Mid-Cap Value Fund
Class A	$694	$1,410	$2,146	$4,078
Class Y	$127	$836	$1,568	$3,506
VP Integrity Small/Mid-Cap Value Fund (pro forma)
Class A	$719	$1,524	$2,806	$5,841
Class Y	$127	$428	$783	$1,784

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder Integrity Small/Mid-Cap Value Fund’s portfolio turnover rate was 58%.

Since the VP Integrity Small/Mid-Cap Value Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Integrity Small/Mid-Cap Value Fund will be identical to that of MST Munder Integrity Small/Mid-Cap Value Fund.  Similarly, the principal investment strategies of VP Integrity Small/Mid-Cap Value Fund will be substantially identical to those of MST Munder Integrity Small/Mid-Cap Value Fund.

Each Fund’s investment objective is to seek to achieve capital appreciation

Subsequent to the Reorganization, Victory will employ the Integrity portfolio management team that currently manages MST Munder Integrity Small/Mid-Cap Value Fund. Victory intends to continue to pursue capital appreciation in VP Integrity Small/Mid-Cap Value Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small- to mid-capitalization companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  Small- to mid-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2500TM Index ($[•] million to $[•] billion as of June 30, 2014).

Subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  being able to invest (i) in equity securities of smaller or larger companies and (ii) up to 25% of its assets in foreign securities;

•                  seeking out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects;

•                  choosing investments by employing a value-oriented approach that focuses on securities that offer value with improving sentiment;

•                 finding value-oriented investments by, among other things: (i) rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management; (ii) considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and (iii) analyzing cash flows to identify stocks with the most attractive potential returns;

•                  regularly reviewing the VP Integrity Small/Mid-Cap Value Fund’s investments and selling securities when it believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive;

•                  from time to time, focusing investments in companies in one or more economic sectors including multiple different industries, although VP Integrity Small/Mid-Cap Value Fund will not invest 25% or more of its assets in any one industry; and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Integrity Small/Mid-Cap Value Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Foreign Securities Risk
• Stock Selection Risk	• Sector Focus Risk
• Value Investing Risk	• ETF Risk
• Smaller Company Stock Risk

See “Principal Risks” below for a detailed description of each of these risks.

G.                                   MST Munder International Fund—Core Equity — VP Munder International Fund—Core Equity

Fees and Expenses.  As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder International Fund—Core Equity or the corresponding VP International Fund—Core Equity. The information shown for the MST Munder International Fund—Core Equity is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses.  Pro forma information has been presented with respect to the VP International Fund—Core Equity because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder International Fund—Core Equity’s total annual operating expenses to not exceed the MST Munder International Fund—Core Equity’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder International Fund—Core Equity may be higher or lower than those shown in the table below.  The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder International Fund— Core Equity						VP Munder International Fund— Core Equity (pro forma)
	Class A Shares		Class C Shares		Class Y Shares	Class I Shares	Class A Shares		Class C Shares		Class Y Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None	None	5.75	%(1)	None		None	None
Maximum Deferred Sales Charges (Load)	None	(2)	1.00	%(3)	None	None	None		1.00	%(3)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%		0.80%		0.80%	0.80%	0.80%		0.80%		0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.00%	0.00%	0.25%		1.00%		0.00%	0.00%
Other Expenses	1.54%		1.53%		1.53%	1.36%	0.94%		1.66%		0.55%	817.23%
Acquired Fund Fees and Expenses	0.05%		0.05%		0.05%	0.05%	0.05%		0.05%		0.05%	0.05%
Total Annual Fund Operating Expenses(4) (7)	2.64%		3.38%		2.38%	2.21%	2.04%		3.51%		1.40%	818.08%
Fee Waivers and/or Expense Reimbursements(5) (7)	(1.12)%		(1.11)%		(1.11)%	(1.20)%	(0.52)%		(1.24)%		(0.13)%	(817.07)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(4) (5) (6)	1.52%		2.27%		1.27%	1.01%	1.52%		2.27%		1.27%	1.01%

(1)     The sales charge declines as the amount invested increases.

(2)     A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)     A CDSC applies to redemptions of Class C shares within one year of purchase.

(4)     Total Annual Fund Operating Expenses above differ from the amounts shown in the Munder Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

(5)     Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2015, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.47% for Class A shares, 2.22% for Class C shares, 1.22% for Class Y shares and 0.96% for Class I shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to Munder.

(6)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder International Fund—Core Equity’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder International Fund—Core Equity’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder International Fund—Core Equity’s net expenses may be higher or lower than that shown in the table above. Pursuant to the Victory Expense Limitation Agreement, Victory has also contractually agreed to waive its advisory fee and/or to reimburse expenses so that the Class I shares of VP Munder International Fund—Core Equity’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.46% for an additional eight years.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder International Fund—Core Equity and VP International Fund—Core Equity with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder International Fund—Core Equity
Class A	$696	$1,118	$1,678	$3,197
Class C with redemption	$330	$826	$1,563	$3,512
Class C without redemption	$230	$826	$1,563	$3,512
Class Y	$129	$523	$1,062	$2,540
Class I	$103	$452	$958	$2,349
VP Munder International Fund—Core Equity (pro forma)
Class A	$721	$1,081	$1,517	$2,727
Class C with redemption	$330	$840	$1,603	$3,612
Class C without redemption	$230	$840	$1,603	$3,612
Class Y	$129	$417	$740	$1,657
Class I	$98	$361	$700	$1,658

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder International Fund—Core Equity’s portfolio turnover rate was 108%.

Since the VP Munder International Fund—Core Equity has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder International Fund—Core Equity will be identical to that of MST Munder International Fund—Core Equity.  Similarly, the principal investment strategies of VP Munder International Fund—Core Equity will be substantially identical to those of MST Munder International Fund—Core Equity.

Each Fund’s investment objective is to provide long-term growth of capital.

Subsequent to the Reorganization, VP International Fund—Core Equity will continue to invest primarily in securities of companies in countries represented in the MSCI ACWI ex USA Index, although it may also invest in companies from other countries.

Under normal circumstances, at least 80% of the assets of VP International Fund—Core Equity will be invested in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants). This investment strategy may not be changed without 60 days’ prior notice to shareholders.

Subsequent to the Reorganization, the portfolio managers of MST Munder International Fund—Core Equity are expected to become employees of Victory; there is no intention to change the manner in which the portfolio managers will manage VP International Fund—Core Equity.  Accordingly, subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  employing a bottom-up investment approach that emphasizes individual stock selection;

•                  using a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts to produce a diversified portfolio that, relative to the MSCI ACWI ex USA Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend;

•                  allocating investments to countries and sectors so as to closely approximate the country and sector allocations of the MSCI ACWI ex USA Index, although the Fund will continue to invest in a minimum of ten countries;

•                  investing without regard to market capitalization; therefore, the Fund’s investments may include small-, mid- and large-capitalization companies; and

•                  from time to time, being able to use futures contracts and/or exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP International Fund—Core Equity subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Value Investing Risk
• Stock Selection Risk	• Geographic Focus Risk
• Emerging Markets Investing Risk	• Derivatives Risk
• Foreign Securities Risk	• Smaller Company Stock Risk
• Growth Investing Risk	• ETF Risk

See “Principal Risks” below for a detailed description of each of these risks.

H.                                   MST Munder International Small-Cap Fund — VP Munder International Small-Cap Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder International Small-Cap Fund or the corresponding VP International Small-Cap Fund. The information shown for the MST Munder International Small-Cap Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP International Small-Cap Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder International Small-Cap Fund’s total annual operating expenses to not exceed the MST Munder International Small-Cap Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder International Small-Cap Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder International Small-Cap Fund							VP Munder International Small-Cap Fund (pro forma)
	Class A Shares		Class C Shares		Class R6 Shares	Class Y Shares	Class I Shares	Class A Shares		Class C Shares		Class R6 Shares	Class Y Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None	None	None	5.75	%(1)	None		None	None	None
Maximum Deferred Sales Charges (Load)	None	(2)	1.00	%(3)	None	None	None	None		1.00	%(3)	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%		0.95%		0.95%	0.95%	0.95%	0.95%		0.95%		0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.00%	0.00%	0.00%	0.25%		1.00%		0.00%	0.00%	0.00%
Other Expenses	0.53%		0.49%		0.35%	0.55%	0.32%	0.30%		1.38%		5.37%	0.30%	0.18%
Acquired Fund Fees and Expenses	0.03%		0.03%		0.03%	0.03%	0.03%	0.03%		0.03%		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(5) (7)	1.76%		2.47%		1.33%	1.53%	1.30%	1.53%		3.36%		6.35%	1.28%	1.16%
Fee Waivers and/or Expense Reimbursements(6) (7)	(0.38)%		(0.34)%		(0.20)%	(0.40)%	(0.32)%	(0.15)%		(1.23)%		(5.22)%	(0.15)%	(0.18)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(5) (6) (7)	1.38%		2.13%		1.13%	1.13%	0.98%	1.38%		2.13%		1.13%	1.13%	0.98%

(1)     The sales charge declines as the amount invested increases.

(2)     A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)     A CDSC applies to redemptions of Class C shares within one year of purchase.

(4)     For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.

(5)     Total Annual Fund Operating Expenses above differ from the amounts shown in the Munder Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

(6)     Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2014, to waive a portion of the Management Fees so that the Fund pays a fee of 0.90% on all assets.  In addition, Munder has contractually agreed, effective June 1, 2013 through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.35% for Class A shares, 2.10% for Class C shares, 1.10% for Class R6 shares, 1.10% for Class Y shares and 0.95% for Class I shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level.  In addition, the Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Fund to exceed the limits stated above and the Board of Trustees has approved in advance such reimbursement to Munder.

(7)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder International Small-Cap Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder International Small-Cap Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).   Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder International Small-Cap Fund’s net expenses may be higher or lower than that shown in the table above. As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder International Small-Cap Fund and VP International Small-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder International Small-Cap Fund
Class A	$683	$1,039	$1,418	$2,479
Class C with redemption	$316	$737	$1,285	$2,781
Class C without redemption	$216	$737	$1,285	$2,781
Class R6	$115	$402	$710	$1,584
Class Y	$115	$444	$796	$1,789
Class I	$100	$381	$682	$1,540
VP Munder International Small-Cap Fund (pro forma)
Class A	$707	$1,002	$1,334	$2,269
Class C with redemption	$316	$797	$1,531	$3,476
Class C without redemption	$216	$797	$1,531	$3,476
Class R6	$115	$915	$2,249	$5,428
Class Y	$115	$375	$673	$1,518
Class I	$100	$332	$603	$1,376

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder International Small-Cap Fund’s portfolio turnover rate was 88%.

Since the VP Munder International Small-Cap Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder International Small-Cap Fund will be identical to that of MST Munder International Small-Cap Fund.  Similarly, the principal investment strategies of VP Munder International Small Cap Fund will be substantially identical to those of MST Munder International Small Cap Fund .

Each Fund’s investment objective is to provide long-term growth of capital.

Subsequent to the Reorganization, the VP International Small Cap-Fund will continue to invest primarily in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities rights and warrants) of companies in countries represented in the S&P® Developed ex-U.S. SmallCap Index, but may also invest in companies from other countries, including emerging market countries.  The S&P® Developed ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country other than the U.S. represented in the S&P® Developed Broad Market Index (BMI). The S&P® Developed BMI includes all listed shares of companies from 26 developed countries with float-adjusted market capitalizations of at least US$100 million and annual trading value of at least US$50 million.

Under normal circumstances, VP International Small Cap-Fund will continue to invest at least 80% of its assets in securities of small-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, and with respect to each country in which the VP International Small-Cap Fund will invest, a small-capitalization company means any company with a market capitalization that is within such country’s smallest 15% based on market capitalization. The VP International Small-Cap Fund may, however, also invest in equity securities of larger companies.

Subsequent to the Reorganization, Victory expects to employ the portfolio management team that currently manages MST Munder International Small-Cap Fund and there are no plans to change the investment strategies currently followed by that team.  Accordingly, subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  employing a bottom-up investment approach that emphasizes individual stock selection;

•                  using a combination of quantitative and traditional qualitative, fundamental analysis to identify attractive stocks with low relative price multiples and positive trends in earnings forecasts to produce a diversified portfolio that, relative to the S&P® Developed ex-U.S. SmallCap Index, tends to have a below-average price-to-earnings ratio and an above-average earnings growth trend;

•                  allocating investments to countries and sectors in a manner that tends to closely approximate the country and sector allocations of the S&P® Developed ex-U.S. SmallCap Index, although VP International Small-Cap Fund will invest in a minimum of ten countries; and

•                 from time to time, being able to use futures contracts and/or exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP International Small-Cap Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Small Company Stock Risk
• Stock Selection Risk	• Geographic Focus Risk
• Foreign Securities Risk	• Derivatives Risk
• Growth Investing Risk	• ETF Risk

See “Principal Risks” below for a detailed description of each of these risks.

I.                                        MST Munder Micro-Cap Equity Fund — VP Integrity Micro-Cap Equity Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Micro-Cap Equity Fund or the corresponding VP Integrity Micro-Cap Equity Fund. The information shown for the MST Munder Micro-Cap Equity Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Integrity Micro-Cap Equity Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Integrity Micro-Cap Equity Fund’s total annual operating expenses to not exceed the MST Munder Micro-Cap Equity Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Integrity Micro-Cap Equity Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Micro-Cap Equity Fund										VP Integrity Micro-Cap Equity Fund (pro forma)
	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class Y Shares	Class A Shares		Class C Shares		Class R Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None		None	None		None	5.75	%(1)	None		None	None
Maximum Deferred Sales Charges (Load)	None	(2)	5.00	%(3)	1.00	%(4)	None	None		None	None		1.00	%(4)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%		1.00%		1.00%		1.00%	1.00%		1.00%	1.00%		1.00%		1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.50	%(5)	0.00%	0.25%		1.00%		0.50%	0.00%
Other Expenses	0.61%		0.60%		0.61%		0.85%	0.61%		0.61%	0.31%		0.43%		1.71%	0.33%
Acquired Fund Fees and Expenses	0.15%		0.15%		0.15%		0.15%	0.15%		0.15%	0.15%		0.15%		0.15%	0.15%
Total Annual Fund Operating Expenses(6) (7)	2.01%		2.75%		2.76%		2.00%	2.26%		1.76%	1.71%		2.58%		3.36%	1.48%
Fee Waivers and/or Expense Reimbursements(7)	—		—		—		—	—		—	0.00%		0.00%		(1.10)%	0.00%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(7)	—		—		—		—	—		—	1.71%		2.58%		2.26%	1.48%

(1)     The sales charge declines as the amount invested increases.

(2)     A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)     A CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.

(4)     A CDSC applies to redemptions of Class C shares within one year of purchase.

(5)     Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(6)     Total Annual Fund Operating Expenses above differ from the amounts shown in the Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

(7)     Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Integrity Micro-Cap Equity Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Micro-Cap Equity Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Integrity Micro-Cap Equity Fund’s net expenses may be higher or lower than that shown in the table above. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Micro-Cap Equity Fund and VP Integrity Micro-Cap Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Micro-Cap Equity Fund
Class A	$743	$1,147	$1,575	$2,763
Class B with redemptions	$778	$1,154	$1,656	$2,907
Class B without redemptions	$278	$854	$1,456	$2,907
Class C with redemptions	$379	$857	$1,461	$3,094
Class C without redemptions	$279	$857	$1,461	$3,094
Class K	$203	$629	$1,080	$2,331
Class R	$229	$708	$1,212	$2,599
Class Y	$179	$555	$956	$2,077
VP Integrity Micro-Cap Equity Fund (pro-forma)
Class A	$739	$1,083	$1,450	$2,478
Class C with redemptions	$361	$802	$1,370	$2,915
Class C without redemptions	$261	$802	$1,370	$2,915
Class R	$229	$822	$1,555	$3,495
Class Y	$151	$468	$808	$1,768

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. During the fiscal year ended June 30, 2013, MST Munder Micro-Cap Equity Fund’s portfolio turnover rate was 58%.

Since the VP Integrity Micro-Cap Equity Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Integrity Micro-Cap Equity Fund will be identical to that of MST Munder Micro-Cap Equity Fund.  Similarly, the principal investment strategies of VP Integrity Micro-Cap Equity Fund will be substantially identical to those of MST Munder Micro-Cap Equity Fund.

Each Fund’s investment objective is to provide capital appreciation.

Subsequent to the Reorganization, Victory expects to employ the Integrity portfolio management team that currently manages MST Munder Micro-Cap Equity Fund.  Victory intends to continue to pursue capital appreciation in VP Integrity Micro-Cap Equity Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of micro-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, micro-capitalization companies means those companies with market capitalizations lower than the largest company in the bottom 75% (based on index weightings) of the Russell 2000® Index (consisting of companies with market capitalizations below $[•] billion as of June 30, 2014).

Subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  focusing on undiscovered, small-sized companies in its attempt to provide investors with potentially higher returns than a fund that invests primarily in larger, more established companies; Integrity believes that since micro-capitalization companies are generally not as well known to investors and have less of an investor following than larger companies, they may provide higher returns due to inefficiencies in the marketplace;

•                 seeking to invest in companies that have strong potential for consistent earnings growth due to:

- a high level of profitability;

- solid management;

- a strong, competitive market position; or

- management interests that are aligned with shareholder interests;

•                  investing primarily in domestic securities, although up to 25% of VP Integrity Micro-Cap Equity Fund’s assets may be invested in foreign securities;

•                  from time to time, focusing investments in companies in one or more economic sectors including multiple different industries, although VP Integrity Micro-Cap Equity Fund will not invest 25% or more of its assets in any one industry; and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Integrity Micro-Cap Equity Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Micro-Cap Stock Risk
• Stock Selection Risk	• Foreign Securities Risk
• Growth Investing Risk	• Sector Focus Risk
• Value Investing Risk	• ETF Risk

See “Principal Risks” below for a detailed description of each of these risks.

J.                                      MST Munder Mid-Cap Core Growth Fund — VP Munder Mid-Cap Core Growth Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Mid-Cap Core Growth Fund or the corresponding VP Munder Mid-Cap Core Growth Fund. The information shown for the MST Munder Mid-Cap Core Growth Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Munder Mid-Cap Core Growth Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Munder Mid-Cap Core Growth Fund’s total annual operating expenses to not exceed the MST Munder Mid-Cap Core Growth Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Munder Mid-Cap Core Growth Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Mid-Cap Core Growth Fund											VP Munder Mid-Cap Core Growth Fund (pro forma)
	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares	Class Y Shares	Class A Shares		Class C Shares		Class R Shares		Class R6 Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None		None	None		None	None	5.75	%(1)	None		None		None	None
Maximum Deferred Sales Charges (Load)	None	(2)	5.00	%(3)	1.00	%(4)	None	None		None	None	None		1.00	%(4)	None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%		0.75%		0.75%		0.75%	0.75%		0.75%	0.75%	0.75%		0.75%		0.75%		0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.50	%(5)	0.00%	0.00%	0.25%		1.00%		0.50	%(5)	0.00%	0.00%
Other Expenses	0.31%		0.34%		0.31%		0.57%	0.31%		0.15%	0.31%	0.31%		0.26%		0.25%		0.16%	0.35%
Acquired Fund Fees and Expenses	0.07%		0.07%		0.07%		0.07%	0.07%		0.07%	0.07%	0.07%		0.07%		0.07%		0.07%	0.07%
Total Annual Fund Operating Expenses(7) (8)	1.38%		2.16%		2.13%		1.39%	1.63%		0.97%	1.13%	1.38%		2.08%		1.57%		0.98%	1.17%
Fee Waivers and/or Expense Reimbursements(8)	—		—		—		—	—		—	—	0.00%		0.00%		0.00%		(0.01)%	(0.04)%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(8)	—		—		—		—	—		—	—	1.38%		2.08%		1.57%		0.97%	1.13%

(1)        The sales charge declines as the amount invested increases.

(2)        A 1.00% CDSC applies to redemptions of Class A shares within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)        A CDSC applies to redemptions of Class B shares within six years of purchase and declines over time.

(4)        A CDSC applies to redemptions of Class C shares within one year of purchase.

(5)        Under the Fund’s Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(6)        For Class R6 shares, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.

(7)        Total Annual Fund Operating Expenses above differ from the amounts shown in the Munder Fund’s Financial Highlights for its most recent fiscal year, which reflect only the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses (i.e., fees and expenses of other funds in which the Fund invested).

(8)        Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Munder Mid-Cap Core Growth Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Mid-Cap Core Growth Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Munder Mid-Cap Core Growth Fund’s net expenses may be higher or lower than that shown in the table above. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Mid-Cap Core Growth Fund and VP Munder Mid-Cap Core Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
MST Munder Mid-Cap Core Growth Fund
Class A	$683	$963	$1,264	$2,116
Class B with redemptions	$719	$976	$1,359	$2,295
Class B without redemptions	$219	$676	$1,159	$2,295
Class C with redemptions	$316	$667	$1,144	$2,462
Class C without redemptions	$216	$667	$1,144	$2,462
Class K	$142	$440	$761	$1,669
Class R	$166	$514	$887	$1,933
Class R6	$99	$309	$536	$1,190
Class Y	$115	$359	$622	$1,375
VP Munder Mid-Cap Core Growth Fund (pro forma)
Class A	$707	$987	$1,287	$2,137
Class C with redemptions	$311	$652	$1,119	$2,410
Class C without redemptions	$211	$652	$1,119	$2,410
Class R	$160	$496	$855	$1,867
Class R6	$99	$310	$540	$1,199
Class Y	$115	$363	$636	$1,413

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance. During the fiscal year ended June 30, 2013, MST Munder Mid-Cap Core Growth Fund’s portfolio turnover rate was 25%.

Since the VP Munder Mid-Cap Core Growth Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Munder Mid-Cap Core Growth Fund will be substantially identical to that of MST Munder Mid-Cap Core Growth Fund.  Similarly, the principal investment strategies of VP Munder Mid-Cap Core Growth Fund will be identical to those of MST Munder Mid-Cap Core Growth Fund.

Each Fund’s investment objective is to provide long-terms capital appreciation.

Subsequent to the Reorganization, VP Munder Mid-Cap Core Growth Fund will continue to invest at least 80% its assets in equity securities (i.e., common stocks, depositary receipts, preferred stocks, convertible securities, rights and warrants) of mid-capitalization companies. This investment strategy may not be changed without 60 days’ prior notice to shareholders. For purposes of this investment strategy, mid-capitalization companies means those companies with market capitalizations within the range of companies included in the S&P MidCap 400® Index ($[•] million to $[•] billion as of June 30, 2014) or within the range of companies included in the Russell Midcap® Index ($[•] million to $[•] billion as of June 30, 2014).

The VP Munder Mid-Cap Core Growth Fund’s investment style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price). This blended process seeks to perform better than either a pure growth or pure value approach over a complete market cycle.

Subsequent to the Reorganization, Victory expects to employ the portfolio management team that currently manages MST Munder Mid-Cap Core Growth Fund and there are no plans to change the investment strategies followed by that team.  Accordingly, subsequent to the Reorganization, Victory will continue to implement the Fund’s strategy by:

•                  choosing investments by reviewing the earnings growth of all publicly traded mid-capitalization companies over the past three years and selecting from those companies primarily based on:  above-average, consistent earnings growth; financial stability; relative valuation; strength of industry position and management team; and price changes compared to the Russell Midcap® Index;

•                  investing primarily in domestic securities, although up to 25% of VP Munder Mid-Cap Core Growth Fund’s assets may be invested in foreign securities; and

•                  from time to time, being able to use exchange-traded funds (ETFs) and/or futures to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Munder Mid-Cap Core Growth Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Foreign Securities Risk
• Stock Selection Risk	• Derivatives Risk
• Growth Investing Risk	• ETF Risk
• Smaller Company Stock Risk

See “Principal Risks” below for a detailed description of each of these risks.

K.                                   MST Munder Veracity Small-Cap Value Fund — VP Integrity Small-Cap Value Fund

Fees and Expenses. As a shareholder of a Munder Fund or a Victory Fund, you indirectly pay various expenses because each Fund pays fees and expenses that reduce the return on your investment. The following table describes the fees and expenses that you may pay if you buy and hold shares of MST Munder Veracity Small-Cap Value Fund or the corresponding VP Integrity Small-Cap Value Fund. The information shown for the MST Munder Veracity Small-Cap Value Fund is based on the semi-annual period ended December 31, 2013 without adjustments for changes in net assets and expenses. Pro forma information has been presented with respect to the VP Integrity Small-Cap Value Fund because it will not commence operations until the Reorganization is completed. The pro forma information is presented as if the Reorganization had occurred as of December 31, 2013. Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to limit, for two years after the closing of the Reorganization, the VP Integrity Small-Cap Value Fund’s total annual operating expenses to not exceed the MST Munder Veracity Small-Cap Value Fund’s total net annual operating expenses as of June 30, 2014.  For illustrative purposes, the pro forma “Total Net Annual Operating Expenses After Fee Waivers and Expense Reimbursements” shown below reflect this contractual limitation as if they were determined as of December 31, 2013. Actual total net operating expenses of the VP Integrity Small-Cap Value Fund may be higher or lower than those shown in the table below. The Reorganization will not cause a shareholder to directly pay any additional fees.

	MST Munder Veracity Small-Cap Value Fund											VP Integrity Small-Cap Value Fund (pro forma)
	Class A Shares		Class B Shares		Class C Shares		Class K Shares	Class R Shares		Class R6 Shares	Class Y Shares	Class A Shares		Class C Shares		Class R Shares		Class R6 Shares	Class Y Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges (Load) on Purchases	5.50	%(1)	None		None		None	None		None	None	5.75	%(1)	None		None		None	None
Maximum Deferred Sales Charges (Load)	None	(2)	5.00	%(3)	1.00	%(4)	None	None		None	None	None	(2)	1.00	%(4)	None		None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None	None		None	None	None		None		None		None	None
Redemption Fee	None		None		None		None	None		None	None	None		None		None		None	None
Exchange Fee	None		None		None		None	None		None	None	None		None		None		None	None
Maximum Account Fee	None		None		None		None	None		None	None	None		None		None		None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.88%		0.88%		0.88%		0.88%	0.88%		0.88%	0.88%	0.88%		0.88%		0.88%		0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.50	%(5)	0.00%	0.00%	0.25%		1.00%		0.50	%(5)	0.00%	0.00%
Other Expenses	0.40%		0.44%		0.40%		0.66%	0.35%		0.22%	0.39%	0.34%		0.36%		0.54%		0.16%	0.31%
Total Annual Fund Operating Expenses(6) (8)	1.53%		2.32%		2.28%		1.54%	1.73%		1.10%	1.27%	1.47%		2.24%		1.92%		1.04%	1.19%
Fee Waivers and/or Expense Reimbursements(7) (8)	(0.03)%		(0.07)%		(0.03)%		(0.04)%	(0.02)%		(0.01)%	(0.02)%	0.00%		0.00%		(0.21)%		0.00%	0.00%
Total Net Annual Operating Expenses After Fee Waivers and/or Expense Reimbursements(7) (8)	1.50%		2.25%		2.25%		1.50%	1.71%		1.09%	1.25%	1.47%		2.24%		1.71%		1.04%	1.19%

(1)        The sales charge declines as the amount invested increases.

(2)        A 1.00% CDSC applies to redemptions of Class A shares of the Munder Fund and Class A shares of the Victory Fund within one year of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if your broker or financial intermediary received a sales commission on the purchase.

(3)        A CDSC applies to redemptions of Class B shares of the Munder Fund within six years of purchase and declines over time.

(4)        A CDSC applies to redemptions of Class C shares of the Munder Fund and Class C shares of the Victory Fund within one year of purchase.

(5)        Under the Munder Fund’s and the Victory Fund’s Distribution Agreements, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.

(6)        For Class R6 shares of the Munder Fund and the Victory Fund, fees paid to intermediaries for shareholder servicing, record keeping and sub-transfer agency represent 0.00% of Other Expenses.

(7)        Pursuant to an Expense Limitation Agreement (“Munder Expense Limitation Agreement”), Munder has contractually agreed, through at least October 31, 2014, to waive or limit fees or to assume other expenses of the Munder Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 1.50% for Class A and Class K shares of the Munder Fund, 2.25% for Class B and Class C shares, 1.75% for Class R shares and 1.25% for Class R6 and Class Y shares. If the Reorganization does not occur, there is no guarantee that the Munder Expense Limitation Agreement will be extended after its expiration or at the currently specified level. In addition, the Munder Fund and Munder have entered into a Reimbursement Agreement pursuant to which the Munder Fund (at a later date) may reimburse Munder for the fees it waived or limited and other expenses assumed and paid by Munder pursuant to the Munder Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to Munder does not cause Total Net Annual Operating Expenses (other than those excluded for purposes of the Munder Expense Limitation Agreement) of the Munder Fund to exceed the limits stated above for each class of shares and the Board of Trustees of MST has approved in advance such reimbursement to Munder.

(8)        Pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to waive its advisory fee and/or to reimburse expenses so that the VP Integrity Small-Cap Value Fund’s total annual operating expenses (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed the MST Munder Veracity Small-Cap Value Fund’s total net annual operating expenses as of June 30, 2014. This Victory Expense Limitation Agreement will remain in place for two years after the Reorganization (expected to be through October 1, 2016).  Because the level of the expense limitation has not been set as of the date of this Proxy Statement/Prospectus, the VP Integrity Small-Cap Value Fund’s net expenses may be higher or lower than that shown in the table above.  As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement. Under the Victory Expense Limitation Agreement with the Fund, Victory is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement.

Example.  The following example is designed to help you compare the cost of investing in MST Munder Veracity Small-Cap Value Fund and VP Integrity Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that a fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
MST Munder Veracity Small-Cap Value Fund
Class A	$694	$1,004	$1,336	$2,271
Class B with redemptions	$728	$1,018	$1,434	$2,453
Class B without redemptions	$228	$718	$1,234	$2,453
Class C with redemptions	$328	$709	$1,217	$2,613
Class C without redemptions	$228	$709	$1,217	$2,613
Class K	$153	$483	$836	$1,831
Class R	$174	$543	$937	$2,039
Class R6	$111	$349	$605	$1,339
Class Y	$127	$401	$695	$1,532
VP Integrity Small-Cap Value Fund (pro forma)
Class A	$716	$1,013	$1,332	$2,231
Class C with redemptions	$327	$700	$1,200	$2,575
Class C without redemptions	$227	$700	$1,200	$2,575
Class R	$174	$561	$997	$2,208
Class R6	$106	$331	$574	$1,271
Class Y	$121	$378	$654	$1,443

The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Munder Funds or the Victory Funds on reinvested dividends and other distributions.

Portfolio Turnover.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of a fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect a fund’s performance.  During the fiscal year ended June 30, 2013, MST Munder Veracity Small-Cap Value Fund’s portfolio turnover rate was 57%.

Since the VP Integrity Small-Cap Value Fund has not yet commenced operations, there is no portfolio turnover information available.

Investment Objective and Principal Investment Strategies.  As previously noted, since the Victory Funds were established for the sole purpose of effecting the Reorganizations, the investment objective of VP Integrity Small-Cap Value Fund will be identical to that of MST Munder Veracity Small-Cap Value Fund.  Similarly, the

principal investment strategies of VP Integrity Small-Cap Value Fund will be substantially identical to those of MST Munder Veracity Small-Cap Value Fund.

Each Fund’s investment objective is to seek to achieve long-term capital growth.

Subsequent to the Reorganization, Victory expects to employ the Integrity portfolio management team that currently manages MST Munder Veracity Small-Cap Value Fund.  Victory intends to continue to pursue long-term capital growth in VP Integrity Small-Cap Value Fund by investing, under normal circumstances, at least 80% of the Fund’s assets in equity securities (i.e., common stocks, preferred stocks, convertible securities and rights and warrants) of small-capitalization companies.  This investment strategy may not be changed without 60 days’ prior notice to shareholders.  For purposes of this investment strategy, small-capitalization companies means those companies with market capitalizations within the range of companies included in the Russell 2000® Index ($     million to $     billion as of June 30, 2014).  VP Integrity Small-Cap Value Fund may, however, also invest (i) in equity securities of larger companies and (ii) up to 25% of its assets in foreign securities.

When selecting securities to invest in, Victory will continue to implement the Fund’s strategy by:

•                  seeking out companies that appear to be undervalued according to certain financial measurements of their intrinsic net worth or business prospects;

•                  finding value-oriented investments by, among other things:

•                  rigorously analyzing the company’s financial characteristics and assessing the quality of the company’s management;

•                  considering comparative price-to-book, price-to-sales and price-to-cash flow ratios; and

•                  analyzing cash flows to identify stocks with the most attractive potential returns;

•                  regularly reviewing the Fund’s investments and sell securities when it believes the securities are no longer attractive because (i) of price appreciation, (ii) of a significant change in the fundamental outlook of the company or (iii) other investments available are considered to be more attractive;

•                  from time to time, focusing its investments in companies in one or more economic sectors (Economic sectors include multiple different industries. The Fund will not invest 25% or more of its assets in any one industry.); and

•                  from time to time, being able to use exchange-traded funds (ETFs) to manage cash.

Since there will be no changes to the principal investment strategies followed by VP Integrity Small-Cap Value Fund subsequent to the Reorganization, the principal investment risks of an investment in the Fund will continue to include:

• Stock Market Risk	• Foreign Securities Risk
• Stock Selection Risk	• Sector/Industry Focus Risk
• Value Investing Risk	• ETF Risk
• Small Company Stock Risk

See “Principal Risks” below for a detailed description of each of these risks.

III.                              THE PROPOSED PLAN AND RESULTING REORGANIZATIONS

The following is a summary of key information concerning the proposed Reorganizations. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

A.                                    Summary of the Proposed Reorganizations

Pursuant to the Plan, each Victory Fund will acquire all of the assets of the corresponding Munder Fund in exchange for that number of full and fractional shares of the Victory Fund having an aggregate net asset value equal to the aggregate net asset value of the corresponding Munder Fund as of the close of business on the business day that is the closing date of the proposed Reorganization (referred to as the “Valuation Date”) and the assumption by the Victory Fund of all of the Liabilities of the Munder Fund, including certain indemnification obligations of the Munder Fund (discussed under “Terms of the Plan—Indemnification” below).  Immediately thereafter, the Munder Fund will distribute the Victory Fund’s shares to its shareholders by establishing accounts on the applicable Victory Fund’s share records in the names of those shareholders representing the respective pro rata number of Victory Fund shares deliverable to them in cancellation of such shareholders’ proportional interests in shares of the Munder Fund, in complete liquidation of the Munder Fund.

Until the closing date of the proposed Reorganizations, shareholders of the Munder Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Munder Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after such closing date will be treated as requests received for the redemption or purchase of shares of the Victory Fund received by the shareholder in connection with a Reorganization. After the proposed Reorganizations are consummated, all of the issued and outstanding shares of the Munder Funds will be canceled on the books of the Munder Funds and the transfer books of the Munder Funds will be permanently closed. Certificates evidencing the Victory Fund shares will not be issued to the Munder Funds’ shareholders.

Generally, the assets transferred by a Munder Fund to the corresponding Victory Fund will include all investments of the Munder Fund held in its portfolio as of the Valuation Date and all other assets of the Munder Fund as of such time. No sales charges (including CDSC) will be imposed on the shares of the Victory Funds issued in connection with the proposed Reorganizations.  However, any deferred sales charge or other comparable fees that are currently applicable to shareholders of a Munder Fund would continue to apply to redemptions by such shareholders of a Victory Fund, other than any CDSC on Class B shares converted to Class A shares in connection with the Reorganization.

Since the shares of a Victory Fund will be issued at net asset value in exchange for the net assets of the corresponding Munder Fund having a value equal to the aggregate net asset value of the shares of the Munder Fund as of the Valuation Date, the net asset value per share of the applicable Victory Fund is expected to be materially the same as a result of the Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Munder Funds or the Victory Funds immediately following consummation of the Reorganizations. A shareholder of a Munder Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

If the shareholders of the Munder Funds approve the Reorganizations at the special meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place on or about September 30, 2014, or such other date as is agreed to by the parties.

If the Transaction is not closed, none of the proposed Reorganizations will take place and the Munder Funds will continue to operate with Munder as their investment adviser.

If the shareholders of a Munder Fund do not approve its Reorganization and the parties to the Transaction proceed to close, the Munder Fund’s existing investment management agreement with Munder will terminate, and the Board of Trustees of MST may take any further action it deems to be necessary and appropriate and in the best interest of the Munder Fund and its shareholders, including approval of an interim advisory agreement with Victory to permit additional time to solicit shareholder approval of the Reorganization, or, alternatively, to identify another adviser to serve as the adviser for the applicable Munder Fund or it may determine to liquidate the Munder Fund.

B.                                    Terms of the Plan

The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

Valuation. The assets of the Munder Funds will be valued in the manner in which the net asset value is calculated pursuant to the valuation procedures set forth in each Munder Fund’s then current Prospectus and Statement of Additional Information as of the close of business on the Valuation Date or at such time on such earlier or later date as may be mutually agreed on in writing by the parties.

The net asset value of each share of each of the Victory Funds will be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in each Victory Fund’s then current Prospectus and Statement of Additional Information.

Issuance and Distribution of Victory Fund Shares. On the Closing Date (as defined in the Plan), each Victory Fund will deliver to the corresponding Munder Fund a number of full and fractional shares of the Victory Fund, the number of which will be determined by dividing (i) the value of the Munder Fund’s assets, net of the Munder Fund’s Liabilities, computed pursuant to the valuation procedures set forth in the Munder Fund’s then current Prospectus and Statement of Additional Information as of the close of business on the Valuation Date, by (ii) the net asset value of one share of the corresponding Victory Fund computed using the market valuation procedures set forth in the Victory Fund’s then current Prospectus and Statement of Additional Information as of the Valuation Date. The Munder Fund will then distribute the shares of the corresponding Victory Fund pro rata to its shareholders of record as of the close of business on the Valuation Date in cancellation of such shareholders’ proportional interests in shares of the applicable Munder Fund. Holders of each class of shares of each Munder Fund will receive shares of a corresponding class of a Victory Fund as follows:

Munder Fund Class	Victory Fund Class
A	A
B	A
C	C
Y	Y
I	I
K	Y
R	R
R6	R6

The Victory Fund shares received by a Munder Fund shareholder will have the same aggregate net asset value as such shareholder’s interest in the Munder Fund as of the Valuation Date.

Expenses. Munder and Victory will pay all of the expenses related to the Reorganizations. The costs of the Reorganizations include, but are not limited to, costs associated with the preparation and filing of the Proxy Statement/Prospectus and printing and distribution of the Proxy Statement/Prospectus, legal fees, proxy solicitation expenses and other expenses of holding the special meeting.

Required Approval. Assuming a quorum is present, the Plan will be approved by the affirmative “vote of a majority of the outstanding voting securities” of each Munder Fund, as such phrase is defined in the 1940 Act. The “vote of a majority of the outstanding voting securities” means: the affirmative vote of the lesser of (i) 67% or more of the outstanding voting securities present at the meeting if more than 50% of the outstanding voting securities are present in person or by proxy or (ii) more than 50% of the outstanding voting securities.

Approval of a Reorganization is not expressly conditioned upon the approval of any other Reorganization. However, subject to waiver by Victory, VCH’s obligation to close the Transaction is subject to the approval of the Reorganizations by the shareholders of the Required Funds and satisfaction of other conditions set forth in the Purchase Agreement.

Amendments and Conditions. Generally, the Plan may be amended by the mutual written consent of the parties thereto, notwithstanding approval thereof by the Munder Funds’ shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. The obligations of the Munder Funds and the Victory Funds pursuant to the Plan are subject to various conditions, including, among other things: (a) the requisite approval of the Reorganizations by the Munder Funds’ shareholders; (b) the receipt of a legal opinion as to tax matters; (c) the confirmation by the Munder Funds and the Victory Funds of the continuing accuracy of their respective representations and warranties contained in the Plan; and (d) closing of the Transaction between Munder Capital Holdings, LLC, Munder Capital Holdings II, LLC and VCH, described further below in “Agreement Between Munder and Victory Regarding the Transaction.”

Termination. The Plan may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Munder Funds, at any time prior to the closing, by mutual consent of the Munder Funds and the Victory Funds or by either party upon termination of the Purchase Agreement, defined below.

Indemnification. The Victory Portfolios and each Victory Fund have agreed to indemnify MST and the corresponding Munder Fund and their Trustees and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by The Victory Portfolios or the Victory Funds.

MST and each Munder Fund have agreed to indemnify VP and the corresponding Victory Fund and their trustees/directors and officers from all liabilities that may arise in connection with, or as a result of, any breach of representation or warranty made by MST or the Munder Funds.

Each Victory Fund is assuming all of the Liabilities of the corresponding Munder Fund, including, but not limited to, the obligations of the Munder Fund to indemnify its current and former trustees, as and to the extent set forth in MST’s current Declaration of Trust and Bylaws against (a) any and all liabilities of any such trustee and (b) all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses reasonably incurred in defending claims, demands or liabilities by any such trustee in connection with any events or alleged events related to the Munder Fund occurring prior to the closing of the Reorganization or in connection with the Reorganization.

C.                                    Description of the Victory Fund Shares

Each Victory Fund share issued to Munder Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and no shareholder will have preemptive or conversion rights to the subscription or purchase of such shares. The Victory Fund shares will be sold and redeemed based upon the net asset value of the Victory Fund next determined after receipt of the purchase or redemption request, as described in the Victory Fund’s Prospectus.

D.                                    Reasons for the Reorganizations Considered by the Board

The reasons that the Reorganizations are proposed by Munder are described above under “Summary — Reasons for the Reorganizations/Board Deliberations.”

The Board of Trustees of MST, including a majority of the Independent Trustees, has determined that the interests of the Munder Funds’ shareholders will not be diluted as a result of the proposed Reorganizations and that the proposed Reorganizations are in the best interests of the Munder Funds’ shareholders.

E.                                    Federal Income Tax Consequences

As a condition of the Reorganizations, the Munder Funds and the Victory Funds will have received an opinion of Morrison & Foerster LLP, legal counsel to the Victory Funds, to the effect that for federal income tax purposes:

(a)                                 each Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and each Munder Fund and each Victory Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)                                 no gain or loss will be recognized by a Victory Fund upon its receipt of the corresponding Munder Fund’s assets in exchange for the Victory Fund’s shares and the assumption by the Victory Fund of the Liabilities of the Munder Funds;

(c)                                  the tax basis of the assets transferred by each Munder Fund to the corresponding Victory Fund in a Reorganization will be the same as the basis of such assets in the hands of the Munder Fund immediately prior to the transfer, and the holding periods of the Munder Fund’s assets in the hands of the Victory Fund will include the periods during which such assets were held by the corresponding Munder Fund;

(d)                                 no gain or loss will be recognized by a Munder Fund upon the transfer of its assets to the corresponding Victory Fund in exchange for shares of the applicable Victory Fund and the assumption by the Victory Fund of the Liabilities of the Munder Fund, or upon the distribution of the Victory Fund shares by the Munder Fund to its shareholders in complete liquidation of the Munder Fund;

(e)                                  no gain or loss will be recognized by a Munder Fund’s shareholders upon the receipt of corresponding Victory Fund shares in complete liquidation of the Munder Fund;

(f)                                   the aggregate tax basis of a Victory Fund’s shares received by a shareholder of the corresponding Munder Fund in connection with a Reorganization will be the same as the aggregate tax basis of such shareholder’s holdings in the Munder Fund immediately before the Reorganization, and the holding period of the Victory Fund shares will include the period during which such shareholder held the Munder Fund shares (provided the shareholder held the Munder Fund shares as capital assets); and

(a)                                 each Victory Fund will succeed to and take into account the items of the corresponding Munder Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the Regulations thereunder, and existing court decisions and published interpretations of the Code and Regulations.

Although the Munder Funds and the Victory Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders. Additionally, the Victory Funds and Munder Funds have not sought, and will not seek, a private letter ruling form the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganizations. The opinion of Morrison & Foerster LLP with respect to the federal income tax consequences of the Reorganizations is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisors concerning potential tax consequences of the Reorganizations to them, including any applicable foreign, state or local income tax consequences.

F.                                     Comparison of Shareholder Rights

The Munder Funds are organized as separate series of MST, a statutory trust under Delaware law, which is overseen by a Board of Trustees. Similarly, the Victory Funds are organized as separate series of VP, which is organized as a statutory trust under Delaware law and is overseen by a Board of Trustees.

Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a fund or a fund’s investment adviser is unable to meet its obligations. Both MST and VP are required to indemnify their respective directors/trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors/trustees, except under certain limited circumstances relating to the culpability of such officers or directors/trustees.

A brief summary of other significant rights of shareholders of the Munder Funds and the shareholders of the Victory Funds is set forth in Exhibit C.

G.                                   Capitalization

The capitalization of the Munder Funds as of [•], 2014 and the Victory Funds’ pro forma combined capitalization after giving effect to the proposed Reorganization are set forth on Exhibit D.

H.                                   Agreement Between Munder and Victory Regarding the Transaction

Munder and Victory announced the Transaction on April 16, 2014.  Pursuant to the Purchase Agreement between VCH and the Munder Parents, VCH will acquire all of the partnership interests of Munder from the Munder Parents, subject to the terms and conditions in the Purchase Agreement.  As a result of the Transaction, Victory will acquire substantially all of the assets related to Munder’s business of providing investment advisory and investment management services to the Munder Funds, including the books and records relating to the Munder Funds and the investment performance of the portfolio management team of the Munder Funds.

The closing of the Transaction, which is expected to occur at the end of the third quarter of 2014, is subject to customary closing conditions and consents, including the approval of the shareholders of the Required Munder Funds of the Reorganizations, which are expected to occur generally concurrently with the closing of the Transaction.  Upon closing of the Transaction, all of the investment professionals and certain key employees of Munder and Integrity are expected to become employees of Victory.  Under the Purchase Agreement, Munder and Victory have each agreed, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its respective fiduciary duties, to satisfy the conditions of Section 15(f).

IV.                               INFORMATION ABOUT THE MUNDER FUNDS AND THE VICTORY FUNDS

A.                                    Comparison of the Munder Funds and the Victory Funds

1.                                      Investment Objectives and Principal Investment Strategies

Each Munder Fund and its corresponding Victory Fund have identical investment objectives and substantially identical principal investment strategies and risks except as follows:

•                  The VP Munder Growth Opportunities Fund will not be subject to a fundamental policy to concentrate (i.e., invest at least 25% of its total assets) in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.  MST Munder Growth Opportunities Fund currently invests consistent with such a fundamental policy.

See “Comparison of Each Proposed Reorganization” above for a comparison of the investment objective, principal investment policies and risks of each Munder Fund and its corresponding Victory Fund.

The portfolio manager teams currently employed by Munder or Integrity, as applicable, are expected to be employed by Victory, the adviser to the Victory Funds. The portfolio management team currently employed by World is expected to continue managing the VP Munder Index 500 Fund. It is expected that the portfolio management teams will employ substantially the same investment approach for selecting investments for each Victory Fund subsequent to the Reorganization as each currently follows for each Munder Fund. Victory does not anticipate any significant changes to the Munder Funds’ portfolios will be necessary at the time of the Reorganizations.

Except as noted above with respect to the Munder Growth Opportunities Fund’s fundamental policy to concentrate in internet-related companies, the Munder Funds’ and the Victory Funds’ fundamental investment restrictions are substantially similar.  For more information regarding the Funds’ investment restrictions, please see Exhibit B.

2.                                      Principal Risks

Because the investment objective and the principal investment strategies of each Victory Fund are identical to those of the corresponding Munder Fund and the investment strategies and fundamental limitations of each Munder Fund are similar, if not identical, to those of the corresponding Munder Funds, their principal risks will be similar. Set forth below is a glossary of risks describing the principal risks indicated for each Munder Fund and its corresponding Victory Fund in “Comparison of Each Proposed Reorganization” above. You may lose money by investing in any of these Funds.

•                  Below Investment Grade Securities Risk.  Below investment grade fixed income securities, also known as “junk bonds,” may be subject to greater risks than other fixed income securities, including greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed income securities.

•                  Credit (or Default) Risk.  The Fund may lose money if an issuer of a fixed income security is unable or unwilling to make timely principal and/or interest payments or to otherwise honor its payment obligations.  Further, when an issuer suffers adverse changes in its financial condition or credit rating, the price of its debt obligations may decline and/or experience greater volatility.  A change in financial condition or credit rating of a fixed income security can also affect its liquidity and make it more difficult for the Fund to sell.

•                  Derivatives Risk.  Derivatives, such as futures or credit default swap contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets, rates or indices. The Fund “covers” its exposure to certain derivative contracts by segregating or designating liquid assets on its records sufficient to satisfy current payment obligations, which may expose the Fund to the market through both the underlying assets subject to the contract and the assets used as cover. The use of derivatives may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. There can be no assurance that the Fund will use derivatives to hedge any particular position or risk, nor can there be any assurance that a derivative hedge, if employed, will be successful.

•                  Dollar Roll Transaction Risk.  A dollar roll involves potential risks of loss that are different from those related to securities underlying the transactions. The Fund may be required to purchase securities at a higher price than may otherwise be available on the open market. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

•                  Emerging Markets Investing Risk.  There are greater risks involved in investing in emerging market countries than those associated with investment in developed foreign markets. The risks of investing in foreign securities generally are amplified for investments in emerging markets securities.  Generally, markets in emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable. Further, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.  Consequently, emerging market securities may be subject to relatively more abrupt and severe price declines.

•                  ETF Risk.  ETFs are investment companies that are bought and sold on a securities exchange. The risks of owning an ETF are generally comparable to the risks of owning the underlying securities held by the ETF.

However, when the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. In addition, because of these expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.

•                  Foreign Securities Risk.  Foreign securities, particularly those from emerging market countries, tend to be more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investment in U.S. securities due to differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates. In addition, during periods of social, political or economic instability in a country or region, the value of a foreign security could be affected by, among other things, increasing price volatility, illiquidity or the closure of the primary market on which the security is traded. In addition to foreign securities, the Fund may be exposed to foreign markets as a result of the Fund’s investments in U.S. companies that have international exposure.

•                  Geographic Focus Risk.  The country allocation of the Fund’s investments will tend to closely approximate the country allocation of the Fund’s benchmark (as applicable). The Fund’s benchmark may focus its exposure in one or more countries or regions and, as a result, the Fund may invest a substantial portion of its assets within one or more countries or geographic regions. When the Fund focuses its investments in a country or countries, it is particularly susceptible to the impact of market, economic, political, regulatory and other factors affecting those countries.  Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a country or countries.

•                  Growth Investing Risk.  The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. The prices of growth stocks also may fall or fail to appreciate as anticipated by the advisor, regardless of movements in the securities markets.

•                  Index Strategy Risk.  The VP Munder Index 500 Fund will invest in the securities included in the S&P 500® Index regardless of market trends. As a result, the VP Munder Index 500 Fund does not modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization sector of the U.S. stock market.

•                  Information Technology Sector Investing Risk.  Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations.  The value of these companies, therefore, is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Further, information technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•                  Interest Rate Risk.  The value of a bond may decline due to an increase in the absolute level of interest rates, or changes in the spread between two rates, the shape of the yield curve or any other interest rate relationship.  Longer-term bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds held by the Fund, the more the Fund’s share price will fluctuate in response to interest rate changes.

•                  Medium-Sized Company Stock Risk.  Medium-sized (or mid-capitalization) companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of medium-sized companies tend to be more volatile than those of larger companies and medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since medium-sized company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

•                  Micro-Cap Stock Risk.  Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects.  Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

•                  Prepayment Risk.  A substantial portion of the MST Munder Bond Fund and the VP Munder Total Return Bond Fund (the “Bond Funds”) may be invested in asset-backed and mortgage-backed securities.  Accordingly, the Bond Funds may be subject to higher prepayment risk than a fund with a higher concentration in other types of fixed income securities. The Bond Funds may experience losses when an issuer exercises its right to pay principal on an obligation held by a Bond Fund earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the Bond Funds may be unable to recoup all of an initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce a Bond Fund’s income, total return and share price. Rates of prepayment, faster or slower than expected, could reduce a Bond Fund’s yield, increase the volatility of the Bond Funds and/or cause a decline in net asset value.

•                  Sector/Industry Focus Risk.  The Fund may invest a substantial portion of its assets within one or more economic sectors or industries, but will not invest 25% or more of its assets in any one industry. To the extent the Fund focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector or industry. Since benchmark sector weights influence certain Funds’ sector exposure, those Funds may tend to be more heavily weighted in companies in the financials sector.  In addition, Integrity Mid-Cap Value Fund, Integrity Small/Mid-Cap Value Fund and Integrity Small-Cap Value Fund may tend to be heavily weighted in companies within the real estate investment trust (REIT) industry. The values of companies in the financials sector are particularly vulnerable to economic downturns and changes in government regulation and interest rates. Investing in REITs involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Investments in securities of REITs entails additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type.  With respect to the Munder Growth Opportunities Fund, this Fund may be subject to the risks of the Information Technology Sector, described above.

•                  Short-Term Trading Risk.  The Fund may buy and sell the same security within a short period of time.  The frequency of trading within the Fund impacts portfolio turnover rates.  A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which would detract from the Fund’s performance.

•                  Small Company Stock Risk.  Small companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of small companies tend to be more volatile than those of larger companies and small issuers may be subject to greater degrees of changes in their earnings and prospects.  Since small company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

•                  Smaller Company Stock Risk.  Smaller or medium-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions.  Prices of smaller or medium-sized companies tend to be more volatile than those of larger companies and smaller or medium-sized issuers may be subject to greater degrees of changes in their earnings and prospects.  Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they are often more difficult to sell.

•                  Stock Market Risk.  The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

•                  Stock Selection Risk.  In addition to, or in spite of, the impact of movements in the overall stock market, the value of the Fund’s investments may decline if the particular companies in which the Fund invests do not perform well in the market. The advisor’s or sub-advisor’s investment strategy seeks to control risk by adhering to portfolio constraints relative to the Fund’s benchmark. As a result, to the extent a Fund holds relevant securities, it may be particularly susceptible to a general decline in the small- to mid-capitalization value sector of the U.S. stock market, the large-capitalization growth sector of the U.S. stock market, the micro-capitalization sector of the U.S. stock market, the small-capitalization sector of equity markets in emerging markets countries, the small-capitalization sector of developed country equity markets outside the U.S., or the equity markets of foreign developed and emerging markets countries.

•                  Tracking Risk.  The VP Munder Index 500 Fund’s ability to track the return of the S&P 500® Index is impacted by the fact that the VP Munder Index 500 Fund pays fees and transaction costs, while the Index does not; therefore, the Fund’s returns are likely to be lower than those of the Index. Tracking variance may also result from the impact of share purchases, redemptions and other factors not affecting the Index.

•                  Value Investing Risk.  Value investing attempts to identify strong companies selling at a discount from their perceived true worth. Advisors using this approach generally select stocks at prices that, in their view, are temporarily low relative to the company’s earnings, assets, cash flow and dividends. Value investing is subject to the risk that a stock’s intrinsic value may never be fully recognized or realized by the market, or its price may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced.

•                  When-Issued Securities, To-Be-Announced, Delayed Delivery and Forward Commitment Risk.  A purchase of “when-issued” securities refers to a transaction made conditionally because the securities, although authorized, have not yet been issued. In a TBA transaction, a seller agrees to deliver a mortgage-backed security at a future date; however, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, the purchaser agrees to accept any security that meets specified terms. A delayed delivery or forward commitment transaction involves a contract to purchase or sell securities for a fixed price at a future date beyond the customary settlement period. Purchasing or selling securities on a when-issued, TBA, delayed delivery or forward commitment basis involves the risk that the value of the securities may change by the time they are actually issued or delivered. Purchasing securities in a TBA transaction also involves the risk that the security that the Fund is required to buy in the transaction may be worth less than an identical security. Each of these transactions also involves the risk that the counterparty may fail to deliver the security or cash on the settlement date. In some cases, the Fund may sell a security on a delayed delivery basis that it does not own, which may subject the Fund to additional risks generally associated with short sales. Among other things, the market price of the security may increase after the Fund enters into the delayed delivery transaction, and the Fund will suffer a loss when it purchases the security at a higher price in order to make delivery. In addition, the Fund may not always be able to purchase the security it is obligated to deliver at a particular time or at an acceptable price.

B.                                    Performance and Portfolio Turnover

Munder Funds

Performance information for the Munder Funds is available in each Munder Fund’s prospectus dated October 29, 2013, as supplemented to date. For a discussion of each Munder Fund’s performance during the period ended December 31, 2013 and each Munder Fund’s portfolio turnover, see the Semi-Annual Report of the MST, dated December 31, 2013. Please remember that past performance is no guarantee of future results.

Victory Funds

Because the Victory Funds have not commenced operations prior to the date of this Proxy Statement/Prospectus, no performance or portfolio turnover is available. As part of the Reorganization, the Munder Funds will be reorganized into the Victory Funds, which were created specifically to receive the assets and assume the Liabilities of the Munder Funds.  The Munder Funds will be considered the accounting survivor of the

Reorganization, and, as a result, the Victory Funds are expected to assume the performance history of the Munder Funds at the closing of the Reorganization. Please remember that past performance is no guarantee of future results.

C.                                    Investment Advisers and Portfolio Managers

Investment Adviser and Sub-Adviser of the Munder Funds

Munder, a Delaware general partnership registered as an investment adviser under the Advisers Act, is the investment adviser to the Munder Funds. Munder is located at 480 Pierce Street, Birmingham, Michigan 48009. As of March 31, 2014, Munder had approximately $14 billion in assets under management.

For the advisory services provided and expenses assumed by it under a Combined Advisory Agreement, Munder receives an annual fee from each Munder Fund which is computed daily and paid daily.  The current rate of compensation for each Munder Fund is set forth below.

Name of Fund	Annual Fees (as a Percentage of Daily Net Assets)
Munder Bond Fund	0.40%
Munder Emerging Markets Small-Cap Fund	1.10%
Munder Growth Opportunities Fund	0.75% of the first $1 billion of average daily net assets; 0.725% of the next $1 billion; and 0.70% of average daily net assets in excess of $2 billion
Munder Index 500 Fund	0.20% of the first $250 million of average daily net assets; 0.12% of the next $250 million; and 0.07% of average daily net assets in excess of $500 million
Munder International Fund—Core Equity	0.80% of the first $1 billion of average daily net assets; and 0.75% of the average daily net assets in excess of $1 billion
Munder International Small-Cap Fund	0.95% of the first $1 billion of average daily net assets; and 0.90% of average daily net assets in excess of $1 billion
Munder Micro-Cap Equity Fund	1.00%
Munder Mid-Cap Core Growth Fund	0.75% of the first $6 billion of average daily net assets, 0.70% of the next $2 billion, and 0.65% of average daily net assets in excess of $8 billion
Munder Integrity Mid-Cap Value Fund	0.75% of the first $500 million of average daily net assets; and 0.70% of average daily net assets in excess of $500 million
Munder Veracity Small-Cap Value Fund	0.90% of the first $300 million in average daily net assets; and 0.85% of average daily net assets in excess of $300 million
Munder Integrity Small/Mid-Cap Value Fund	0.90% of the first $300 million of average daily net assets; and 0.85% of average daily net assets in excess of $300 million

Munder has contractually agreed to waive a portion of the fees payable under the Combined Advisory Agreement for the Munder International Small-Cap Fund through October 31, 2014, so that the Munder International Small-Cap Fund will pay Munder for its advisory services a fee at an annual rate of 0.90% on all assets through October 31, 2014.

Pursuant to a written Expense Limitation Agreement with the Munder Funds (“Munder Expense Limitation Agreement”), Munder has agreed through at least October 31, 2014 for the Munder Bond Fund, Munder Emerging Markets Small-Cap Fund, Munder International Small-Cap Fund, Munder Integrity Mid-Cap Value Fund, Munder Veracity Small-Cap Value Fund and Munder Integrity Small/Mid-Cap Value Fund, and through October 31, 2015 for the Munder International Fund—

Core Equity, to waive fees or reimburse these expenses of these Munder Funds to the extent necessary to maintain each such Munder Fund’s total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the SEC) in amounts sufficient to maintain the Expense Limit specified below for each class of shares.

Name of Fund	Expense Limit
Munder Bond Fund
Class A	0.85%
Class B	1.60%
Class C	1.60%
Class K	0.85%
Class Y	0.60%
Munder Emerging Markets Small-Cap Fund
Class A	1.73%
Class Y	1.48%
Munder International Small-Cap Fund
Class A	1.35%
Class C	2.10%
Class R6	1.10%
Class Y	1.10%
Class I	0.95%
Munder Integrity Mid-Cap Value Fund
Class A	1.50%
Class Y	1.25%
Munder Veracity Small-Cap Value Fund
Class A	1.50%
Class B	2.25%
Class C	2.25%
Class K	1.50%
Class R	1.75%
Class R6	1.25%
Class Y	1.25%
Munder International Fund—Core Equity
Class A	1.47%
Class C	2.22%
Class Y	1.22%
Class I	0.96%
Munder Integrity Small/Mid-Cap Value Fund
Class A	1.50%
Class Y	1.25%

Pursuant to a separate written Repayment Agreement with the Munder Funds, Munder may seek repayment from the Munder Emerging Markets Small-Cap Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Integrity Mid-Cap Value Fund, Munder Veracity Small-Cap Value Fund and Munder Integrity Small/Mid-Cap Value Fund for each such Munder Fund’s expenses it reimbursed under the Expense Limitation Agreement. The Munder Funds may only grant such repayment provided (1) its actual total net annual operating expenses (excluding taxes, interest, litigation expense, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and “Acquired Fund Fees and Expenses” as that term is used by the SEC) are below the Target Operating Expenses and (2) it receives approval from the MST Board. The Repayment Agreement is subject to annual review by the MST Board.

Pursuant to a Sub-Advisory Agreement dated March 1, 2012, as amended, Munder retained Integrity, 18500 Lake Road, Suite 300, Rocky River, Ohio 44116, a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), to manage the Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund and Munder Veracity Small-Cap Value Fund. Integrity is a wholly owned subsidiary of Munder. As of March 31, 2014, Integrity had approximately $4.9 billion in assets under management.

Subject to the general supervision and oversight of Munder and the MST Board, Integrity is responsible for the day-to-day management of the Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund and Munder Veracity Small-Cap Value Fund, which includes, without limitation, providing a program of continuous investment management to each such Fund in accordance with the Fund’s investment objective, strategies, policies and limitations, investing and reinvesting the assets of the Fund, overseeing the placement of purchase and sale orders for the Fund and providing research services for the Fund.

Under the Sub-Advisory Agreement, Munder and not the Munder Funds, pays Integrity a fee calculated and accrued daily and paid monthly in the following amounts:

Munder Fund	Integrity Sub-Advisory Fee
Munder Integrity Mid-Cap Value Fund	0.50% of the Fund’s average daily net assets
Munder Integrity Small/Mid-Cap Value Fund	0.60% of the Fund’s average daily net assets
Munder Veracity Small-Cap Value Fund	0.60% of the Fund’s average daily net assets

Pursuant to a Sub-Advisory Agreement, Munder has retained WAM, 255 E. Brown Street, Birmingham, MI 48009, a registered investment adviser and formerly a division of Munder, to manage the Munder Index 500 Fund. WAM is responsible for all purchases and sales of portfolio securities. WAM focuses on quantitative and indexed investment products and has been in the index business since the mid-1970s. WAM provides clients complete market coverage, both domestic and international, through the use of index portfolios. As of March 31, 2014, WAM had approximately $16.1 billion in indexed assets under management.

Under the Sub-Advisory Agreement with WAM, Munder and not the Munder Index 500 Fund, pays WAM a fee calculated and accrued daily and paid monthly in the following amount:

•                  0.12% of the first $10 million of average daily net assets;

•                  0.10% of the next $40 million of average daily net assets;

•                  0.08% of the next $50 million of average daily net assets;

•                  0.04% of the next $100 million of average daily net assets; and

•                  0.02% of the average daily net assets in excess of $200 million.

The Munder Funds’ annual report dated June 30, 2013 contains a discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for each of the Munder Funds.

Investment Adviser and Sub-Adviser of Victory Funds

Victory serves as the investment adviser to each of the Victory Funds. Victory is a New York corporation registered as an investment adviser under the Advisers Act. Victory oversees the operations of each Victory Fund according to investment policies and procedures adopted by the VP Board of Trustees. As of March 31, 2014, Victory managed or advised assets totaling approximately $18.6 billion for individual and institutional clients. Victory’s address is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.

Under its Investment Advisory Agreement with VP on behalf of the Victory Funds, Victory will regularly provide investment advice to each of the Victory Funds and continuously supervise the investment and reinvestment of cash, securities and other property composing the assets of each Victory Fund.

For the advisory services it provides, the Victory Funds will pay Victory an advisory fee, computed and payable daily at the annual rates set forth in the table above with respect to the Munder Funds, except that Victory proposes to adjust the breakpoints in the advisory fee payable by Munder International Fund—Core Equity upward as set forth below to match those of a similar mutual fund managed by Victory.

Name of Fund	Annual Fees (as a Percentage of Daily Net Assets)
Munder International Fund—Core Equity	0.80% on the first $2.5 billion of its average daily net assets, 0.75% on the next $2.5 billion, and 0.70% on its average daily net assets in excess of $5 billion(1)

(1) This annual rate could result in increased advisory fees paid by Munder International Fund—Core Equity.  Although at current net asset levels this adjustment will have no effect on the advisory fee otherwise payable, pursuant to the Victory Expense Limitation Agreement, Victory has contractually agreed to maintain the current breakpoint schedule in place for Munder International Fund—Core Equity for at least a two year period following the closing of the Reorganization as follows: 0.80% of the first $1 billion of average daily net assets; and 0.75% of the average daily net assets in excess of $1 billion.

Pursuant to the Victory Expense Limitation Agreement with the Victory Funds, Victory has contractually agreed to waive fees or reimburse certain expenses of the Victory Funds to the extent necessary to maintain each Victory Fund’s total net annual operating expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) at the levels applicable to each Class of each of the Munder Funds determined on June 30, 2014 for at least two years following the closing of the Reorganizations. As a result of the Victory Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expenses of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes, certain extraordinary expenses and brokerage commissions) will not be higher than they are under the current Munder Expense Limitation Agreement (as applicable).

Pursuant to the Victory Expense Limitation Agreement, Victory has also contractually agreed to waive a portion of the investment advisory fees payable by the VP Munder International Small-Cap Fund for at least two years following the closing of the Reorganizations, so that the VP Munder International Small-Cap Fund will pay Victory for its advisory services a fee at an annual rate of 0.90% on all assets through October 31, 2014.

Pursuant to a Sub-Advisory Agreement, Victory has retained WAM to manage the Munder Index 500 Fund. WAM will be responsible for all purchases and sales of portfolio securities.

Under the Sub-Advisory Agreement with WAM, Victory and not the VP Munder Index 500 Fund, will pay WAM a fee calculated and accrued daily and paid monthly in the following amount:

•                  0.12% of the first $10 million of average daily net assets;

•                  0.10% of the next $40 million of average daily net assets;

•                  0.08% of the next $50 million of average daily net assets;

•                  0.04% of the next $100 million of average daily net assets; and

•                  0.02% of the average daily net assets in excess of $200 million.

Manager of Managers Structure

The Munder Funds and Munder received an exemptive order from the SEC that permits Munder, subject to the approval of the MST Board, to appoint or replace certain sub-advisors to manage all or a portion of a Munder Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisors without obtaining shareholder approval (“manager of managers structure”). The manager of managers structure applies to sub-advisors that are not affiliated with the Munder Funds or Munder (“non-affiliated sub-advisors”), as well as sub-advisors that are indirect or direct wholly-owned subsidiaries of Munder or of another company that, indirectly or directly, wholly owns Munder (“wholly-owned sub-advisors”).

Pursuant to the Munder Order, Munder, with the approval of the MST Board, would have the discretion to terminate any sub-advisor and allocate and reallocate a Munder Fund’s assets among Munder and any other non-affiliated sub-advisors or wholly-owned sub-advisors (including terminating a non-affiliated sub-advisor and replacing it with a wholly-owned sub-advisor).  Munder, subject to oversight and supervision by the MST Board, would have responsibility to oversee any sub-advisor to a Munder Fund and to recommend, for approval by the MST Board, the hiring, termination and replacement of sub-advisors for a Munder Fund.  In evaluating a prospective sub-adviser, Munder would consider, among other things, the proposed sub-adviser’s experience, investment philosophy and historical performance. Munder would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage a Munder Fund. In the event that Munder hires a new sub-advisor pursuant to the manager of managers structure, the Munder Fund will provide shareholders with information about the new sub-advisor and sub-advisory agreement within 90 days.

The Munder Funds and Munder may not rely on the Munder Order without first obtaining shareholder approval to rely on the Munder Order.  To date, only the Munder Emerging Markets Small-Cap Fund has approved reliance on the Munder Order.

VP and a predecessor to Victory received an exemptive order from the SEC that permits Victory, subject to the approval of the VP Board, to appoint or replace certain sub-advisors to manage all or a portion of a Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain sub-advisors without obtaining shareholder approval.  Under the terms of the Victory Order, the manager of managers structure applies to sub-advisors that are not affiliated with the Victory Funds or Victory.

Pursuant to the Victory Order, Victory, with the approval of the VP Board, would have the discretion to terminate any sub-advisor and allocate and reallocate a Victory Fund’s assets among Victory and any other non-affiliated sub-advisors. Victory, subject to oversight and supervision by the VP Board, has responsibility to oversee any sub-advisor to a Victory Fund and to recommend, for approval by the VP Board, the hiring, termination and replacement of sub-advisors for a Victory Fund.  In evaluating a prospective sub-adviser, Victory would consider, among other things, the proposed sub-adviser’s experience, investment philosophy and historical performance. Victory would remain ultimately responsible for supervising, monitoring and evaluating the performance of any sub-adviser retained to manage a Victory Fund.  In the event that Victory hires a new sub-advisor pursuant to the multi-manager structure, the Victory Fund will provide shareholders with information about the new sub-advisor and sub-advisory agreement within 60 days.

Subsequent to the Reorganizations, Victory may rely on the Victory Order or the Munder Order since approval of the Plans by shareholders of the Munder Funds will be viewed as an approval of each manager of managers order by shareholders of the Munder Funds.  Certain of the conditions in the Munder Order differ from those in the Victory Order, including that, under the terms of the Munder Order, Victory would be able to hire, without shareholder approval, new sub-advisers that are affiliated with Victory, in addition to those that are not affiliated with Victory and to enter into and approve amendments to sub-advisory agreements without first obtaining shareholder approval, subject to the conditions of the Munder Order. The VP Board, including a majority of the Trustees who are not “interested persons” of VP, must approve any new sub-adviser and any new or amended sub-advisory agreement.  Moreover, under the terms of the Munder Order, a Victory Fund would be required to inform shareholder of the hiring of any new sub-adviser within 90 days rather than within 60 days.

Use of the manager of managers structure would not diminish Victory’s responsibilities to the Victory Funds under the Advisory Agreement. Victory would continue to have overall responsibility, subject to oversight by the VP Board, to oversee the sub-advisers and recommend their hiring, termination and replacement.  Specifically, Victory would, subject to the review and approval of the VP Board: (a) set a Victory Fund’s overall investment strategy; (b) evaluate, select and recommend sub-advisers to manage all or a portion of a Victory Fund’s assets; and (c) implement procedures reasonably designed to ensure that each sub-adviser complies with the Victory Fund’s investment goal, policies and restrictions.  Subject to the review by the VP Board, Victory would: (a) when appropriate, allocate and reallocate the Victory Funds’ assets among multiple sub-advisers; and (b) monitor and evaluate the performance of the sub-advisers.  Replacement of Victory or the imposition of material changes to the Advisory Agreement would continue to require prior shareholder approval.

The manager of managers structure would (1) enable a new sub-adviser to commence providing services to a Victory Fund more quickly and with less potential expense to the Victory Fund when Victory and the VP Board believe that such an appointment would be in the best interests of the Victory Fund; and (2) permit Victory to allocate and reallocate a Victory Fund’s assets among itself and one or more sub-advisers when Victory and the VP Board believe that it would be in the best interests of the Victory Fund.

Reliance on the manager of manager structure has been approved by the initial shareholder of each of the Victory Funds, though Victory does not currently intend to recommend any changes in reliance on either the Victory Order or the Munder Order.  As noted above, approval of the Plan by shareholders of the Munder Funds will be viewed as an approval of the applicable manager of managers order by shareholders of the Munder Funds.

Portfolio Managers of Munder Funds and Victory Funds

The current portfolio managers for each Munder Fund and the expected portfolio managers of the corresponding Victory Fund following the Reorganization are set forth below. Additional information regarding the portfolio managers’ compensation, other accounts managed by these portfolio managers and their respective ownership of shares of each of the funds is available in the Funds’ respective Statements of Additional Information.

MST Munder Bond Fund / VP Munder Total Return Bond Fund

Richard A. Consul, CFA, Senior Portfolio Manager of Munder, has been a member of the Fund’s portfolio management team since October 2012. Mr. Consul joined Munder in 2010. He is the lead mortgage-backed securities and interest rate trader for all of Munder’s fixed income strategies and is a member of the portfolio management team for Munder’s core fixed income strategy. Prior to joining Munder, Mr. Consul was a foreign exchange currency trader and a futures/options trader specializing in crude oil for a commodities hedge fund portfolio.

S. Brad Fush, CFA, Director — Fixed Income Credit Research of Munder, has been a member of the Fund’s portfolio management team since October 2012. Mr. Fush joined Munder in 2000 and leads the fixed income credit research effort at Munder. His primary focus is on performing modeling and credit analysis on corporate bond sectors and issuers.

Edward D. Goard, CFA, Managing Director and Chief Investment Officer, Fixed Income, has been a member of the Fund’s portfolio management team since October 2009.  Mr. Goard joined Munder in 2007 and was promoted to Chief Investment Officer - Fixed Income in September 2010.  As Chief Investment Officer - Fixed Income, he is responsible for the oversight of all of Munder’s fixed income strategies and the fixed income team.  Prior to that, he was Senior Portfolio Manager of Munder and was part of Munder’s core fixed income and core plus fixed income teams, specializing in trading of mortgage-backed securities.

James R. Kelts, CFA, Senior Portfolio Manager of Munder, has been a member of the Fund’s portfolio management team since October 2012. Mr. Kelts joined Munder in 2003. He is the head of fixed income trading at Munder and is a member of the portfolio management teams for Munder’s core fixed income and enhanced core strategies. His primary focus is on commercial mortgage-backed securities and corporate bonds.

Gregory D. Oviatt, CFA, Senior Portfolio Manager of Munder, has been a member of the Fund’s portfolio management team since October 2012. Mr. Oviatt joined Munder in 2000 and is a senior member of the portfolio management team for Munder’s core fixed income strategy. He focuses on corporate bonds in the financial sector. Mr. Oviatt previously served as a portfolio manager on Munder’s cash management team.

MST Munder Emerging Markets Small-Cap Fund / VP Munder Emerging Markets Small-Cap Fund

Robert D. Cerow, CFA, Equity Analyst, joined Munder in 2007 and has been a member of the Fund’s portfolio management team since the Fund’s inception in 2013. He has been a member of the portfolio management teams for Munder’s international core equity and international small-capitalization equity strategies, and the sector analyst responsible for the health care and telecommunication services sectors for the international core and international small-capitalization equity teams since 2007. He has been a member of the portfolio management team and the sector analyst responsible for the health care and telecommunication services sectors for Munder’s emerging markets equity strategy since 2011.

John W. Evers, CFA, Senior Portfolio Manager, joined Munder in 2007 and has been co-manager of the Fund’s portfolio management team since the Fund’s inception in 2013. He has been co-manager for the Munder International Small-Cap Fund and Munder’s international small-capitalization equity strategy, a member of the portfolio management team for Munder’s international core equity strategy and lead analyst of the financials sector for the international core and international small-capitalization equity teams since 2007.  He has been lead manager and lead analyst of the financials sector for Munder’s emerging markets equity strategy since 2011.

MST Munder Growth Opportunities Fund / VP Munder Growth Opportunities Fund

Michael P. Gura, CFA, Senior Portfolio Manager, joined Munder in 1995 and has been a member of the Fund’s portfolio management team since October 2010. Mr. Gura has managed separately managed accounts in Munder’s large-capitalization growth and multi-capitalization growth investment disciplines since 2002 and in Munder’s growth opportunities equity discipline since 2010.

Mark A. Lebovitz, CFA, Senior Portfolio Manager, joined Munder in 1999 and has been a member of the Fund’s portfolio management team since 2005. Mr. Lebovitz has managed separately managed accounts in Munder’s large-capitalization growth and multi-capitalization growth investment disciplines since 2010 and in Munder’s growth opportunities equity discipline since 2005.  He also provides idea generation and research support in the technology sector for the Fund and Munder’s other equity investment disciplines.

Kenneth A. Smith, CFA, Senior Portfolio Manager, has been a member of the Fund’s portfolio management team since 1999. Mr. Smith has been a member of the portfolio management teams for separately managed accounts in Munder’s large-capitalization growth and multi-capitalization growth disciplines since 2010 and Munder’s growth opportunities equity discipline since 2002. From 2008 through 2010, he was a member of the portfolio management teams for the Munder Large-Cap Value Fund and separately managed accounts in Munder’s large-capitalization value and multi-capitalization value disciplines, focusing on the technology, telecommunications services and utilities sectors.

MST Munder Index 500 Fund / VP Munder Index 500 Fund

Eric R. Lessnau, Senior Portfolio Manager of WAM, joined WAM in January 2008 and has been a member of the team responsible for managing the Fund since October 2008. Since joining WAM, Mr. Lessnau has been a member of the firm’s Domestic Investment Management Team, providing analytical and trading support for the domestic equity funds. From 2003 through 2008, Mr. Lessnau was a Senior Analyst in Institutional Sales Operations and for the Financial Operations Group at Comerica Securities, Inc.

MST Munder Integrity Mid-Cap Value Fund / VP Integrity Mid-Cap Value Fund

Daniel G. Bandi, CFA, Chief Investment Officer and Principal of Integrity, joined Integrity in 2003.  Mr. Bandi has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Bandi serves as Chief Investment Officer for all of Integrity’s value equity strategies, and is lead portfolio manager for the small cap value equity strategy and the small/mid cap value equity strategy.

Daniel J. DeMonica, CFA, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. DeMonica has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of health care, telecommunications and consumer services. Mr. DeMonica also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. DeMonica is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for micro-cap equity strategy.

Adam I. Friedman, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. Friedman has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology.  Mr. Friedman also assists the other team members with overall portfolio strategy.  He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Friedman is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the mid cap value equity strategy.

Joe A. Gilbert, CFA, Portfolio Manager of Integrity, joined Integrity in 2003.  Mr. Gilbert has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer staples, insurance and transportation. Mr. Gilbert also has been a member of the portfolio management teams for the Munder Integrity Small/Mid-Cap Value Fund and the Munder Veracity Small-Cap Value Fund since 2011.  He is a member of Integrity’s value equity management team.

J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, joined Integrity in 2003.  Mr. Tinsley has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of basic materials, energy and commercial services. Mr. Tinsley also has been a member of the portfolio management teams for the Munder Integrity Small/Mid-Cap Value Fund and the Munder Veracity Small-Cap Value Fund since 2011.  He is a member of Integrity’s value equity management team.

MST Munder Integrity Small/Mid-Cap Value Fund / VP Integrity Small/Mid-Cap Value Fund

Daniel G. Bandi, CFA, Chief Investment Officer and Principal of Integrity, joined Integrity in 2003.  Mr. Bandi has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Bandi serves as Chief Investment Officer for all of Integrity’s value equity strategies, and is lead portfolio manager for the small cap value equity strategy and the small/mid cap value equity strategy.

Daniel J. DeMonica, CFA, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. DeMonica has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of health care, telecommunications and consumer services. Mr. DeMonica also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. DeMonica is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the micro-cap equity strategy.

Adam I. Friedman, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. Friedman has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology.  Mr. Friedman also assists the other team members with overall portfolio strategy.  He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Micro-Cap Equity Fund, and the Munder Integrity Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Friedman is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the mid cap value equity strategy.

Joe A. Gilbert, CFA, Portfolio Manager of Integrity, joined Integrity in 2003.  Mr. Gilbert has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer staples, insurance and transportation. Mr. Gilbert also has been a member of the portfolio management teams for the Munder Integrity Mid-Cap Value Fund and the Munder Veracity Small-Cap Value Fund since 2011.  He is a member of Integrity’s value equity management team.

J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, joined Integrity in 2003.  Mr. Tinsley has been a member of the Fund’s portfolio management team since the Fund’s inception in 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of basic materials, energy and commercial services. Mr. Tinsley also has been a member of the portfolio management teams for the Munder Integrity Mid-Cap Value Fund and the Munder Veracity Small-Cap Value Fund since 2011.  He is a member of Integrity’s value equity management team.

MST Munder International Fund—Core Equity / VP Munder International Fund—Core Equity

Peter S. Carpenter, CFA, Senior Portfolio Manager, joined Munder in 2007.  He has been lead manager of the Fund since October 2011 and was co-manager of the Fund from the Fund’s inception in 2007 to October 2011. He has been lead manager of Munder’s international core equity (ACWI ex US) discipline and a member of the portfolio management team for Munder’s emerging markets discipline since October 2011.  He also has been co-manager of Munder’s international core equity (EAFE) discipline, a member of the portfolio management team for Munder’s international small-cap equity discipline, and lead analyst of the consumer discretionary and industrials sectors for the international core and international small-cap equity teams since 2007.

Jeffrey R. Sullivan, CFA, Senior Portfolio Manager, joined Munder in 2007 and has been a member of the team managing Munder’s international core and international small-cap equity disciplines, including the Fund, as lead analyst of the consumer staples and materials sectors for the international team, since 2007. He has been a member of the portfolio management team for Munder’s emerging markets equity discipline, co-manager of Munder’s international core equity (ACWI ex US) discipline and co-manager of Munder’s international core equity (EAFE) portfolios with socially restricted mandates since 2011.

MST Munder International Small-Cap Fund / VP Munder International Small-Cap Fund

John W. Evers, CFA, Senior Portfolio Manager, joined Munder in 2007 and has been co-manager of the Fund’s portfolio management team since the Fund’s inception in 2007. He has been co-manager for Munder’s international small-cap equity discipline, a member of the portfolio management team for Munder’s international core equity discipline and lead analyst of the financials sector for the international core and international small-cap equity teams since 2007.  He has been lead manager and lead analyst of the financials sector for Munder’s emerging markets equity strategy since 2011.

Daniel B. LeVan, CFA, Managing Director, International Equity, joined Munder in 2007 and has been lead manager of the Fund’s portfolio management team since the Fund’s inception in 2007. He has been lead manager for Munder’s international small-cap equity discipline, a member of the portfolio management team for Munder’s international core equity discipline and lead analyst of the health care and information technology sectors for the international core and international small-cap equity teams since 2007. He has been a member of the portfolio management team and lead analyst of the health care and information technology sectors for Munder’s emerging markets equity strategy since 2011.

MST Munder Micro-Cap Equity Fund / VP Integrity Micro-Cap Equity Fund

Daniel G. Bandi, CFA, Chief Investment Officer and Principal of Integrity, joined Integrity in 2003.  Mr. Bandi has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of financials and industrials. Mr. Bandi also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Bandi serves as Chief Investment Officer for all of Integrity’s value equity strategies, and is lead portfolio manager for the small cap value equity strategy and the small/mid cap value equity strategy.

Daniel J. DeMonica, CFA, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. DeMonica has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of health care, telecommunications and consumer services. Mr. DeMonica also assists the other team members with overall portfolio strategy. He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. DeMonica is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the micro-cap equity strategy.

Adam I. Friedman, Senior Portfolio Manager and Principal of Integrity, joined Integrity in 2003.  Mr. Friedman has been a member of the Fund’s portfolio management team since 2011 and is responsible for analyzing and recommending buy/sell decisions within the designated sectors of consumer cyclicals and technology.  Mr. Friedman also assists the other team members with overall portfolio strategy.  He has been a member of the portfolio management teams for the Munder Veracity Small-Cap Value Fund, the Munder Integrity Mid-Cap Value Fund, and the Munder Integrity Small/Mid-Cap Value Fund since 2011, and was a member of the portfolio management team for the Veracity Small-Cap Value Fund from March 2004 through May 2011, when it merged with the Munder Small-Cap Value Fund.  Mr. Friedman is a member of Integrity’s value equity management team, serving as a senior portfolio manager for all value strategies and as lead portfolio manager for the mid cap value equity strategy.

Mirsat Nikovic, CFA, Portfolio Manager of Integrity, joined Integrity in 2007.  Mr. Nikovic has been a member of the Fund’s portfolio management team since 2011 and has been co-manager of the Fund since October 2013.  He also is a member of Integrity’s value equity management team with responsibility for quantitative and equity analysis and support within the designated sectors of financials and industrials.  Prior to September 2013, Mr. Nikovic was an Equity Analyst.

MST Munder Mid-Cap Core Growth Fund / VP Munder Mid-Cap Core Growth Fund

Tony Y. Dong, CFA, Vice Chairman and Chief Investment Officer, joined Munder in 1988 and has been a member of the Fund’s portfolio management team since 2001. Mr. Dong became part of the team as a senior portfolio manager in January 2001, and assumed the lead manager role in March 2002. He also has been a member of the portfolio management teams for separately managed accounts in Munder’s mid-capitalization core growth discipline since 2001 and Munder’s mid-cap/small-cap blend discipline since November 2003. In early 2006, Mr. Dong began serving on Munder’s Executive, Operating and Product Policy Committees, and following the completion of a change in control of Munder at the end of 2006, he became Vice Chairman of Munder and a Director of Munder Capital Holdings LLC, Munder’s parent company. Mr. Dong was promoted to Chief Investment Officer of Munder in January 2010.  As Chief Investment Officer, he oversees the firm’s investment management teams and strategies, including monitoring investment teams for investment skills, risk management, and portfolio construction.

Robert E. Crosby, CFA, Senior Portfolio Manager, joined Munder in 1993 and has been a member of the Fund’s portfolio management team since February 2012. Mr. Crosby also is an analyst for Munder’s mid-capitalization core growth and mid-capitalization growth equity disciplines, co-portfolio manager of Munder’s small-cap/mid-cap blend equity discipline and lead manager of Munder’s real estate (REIT) discipline. Mr. Crosby served as a member of the portfolio management team responsible for managing separately managed accounts in Munder’s large-capitalization value and multi-capitalization value disciplines from 2011 to 2012, co-manager of Munder’s small-capitalization value discipline from 2003 through 2010, Munder’s micro-capitalization equity discipline from 2005 through 2010, and Munder’s power & energy discipline from late 2001 through early 2003.

Madan Gopal, Equity Analyst, joined Munder in 2008 and has been a member of the Fund’s portfolio management team since 2009.  He has been a member of the portfolio management team for separately managed accounts in Munder’s mid-capitalization core growth discipline since joining Munder.  He also analyzes equity securities for Munder’s mid-cap growth and small-cap/mid-cap blend disciplines.

Gavin Hayman, CFA, Equity Analyst, has been a member of the Fund’s portfolio management team, assisting with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the portfolio, since 2010.  He has been a member of the portfolio management team for separately managed accounts in Munder’s mid-capitalization core growth discipline since 2010.  He also analyzes equity securities for Munder’s mid-cap growth and small-cap/mid-cap blend disciplines.  From 2007 to 2010, Mr. Hayman was Director-Research at Telemus Capital Partners, a high-net-worth management company.

Brian S. Matuszak, CFA, Senior Equity Analyst, joined Munder in 2000.  Mr. Matuszak has been a member of the Fund’s portfolio management team since 2005 and has assisted with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the Fund since 2002. He also is a member of the portfolio management teams for separately managed accounts in Munder’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend disciplines.

George L. Sanders II, Senior Equity Research Associate, joined Munder in 1995 and has been a member of the Fund’s portfolio management team responsible for cash management since 2006. Mr. Sanders provides quantitative equity research for Munder’s mid-capitalization core growth and mid-cap growth disciplines and also is a member of the portfolio management teams responsible for Munder’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend equity investment disciplines.

Sean D. Wright, Equity Analyst, joined MCM in 2010 and has been a member of the Fund’s portfolio management team since 2014. Mr. Wright has analyzed equity securities for MCM’s mid-capitalization core growth, mid-cap growth and small-cap/mid-cap blend equity strategies since 2013. He assists with portfolio strategy, sector analysis, stock selection, and the monitoring of companies owned in the portfolio. Before becoming an equity analyst, Mr. Wright served as an intern with MCM, performing individual stock research and portfolio analytics work for the mid-capitalization core growth and large-capitalization growth strategies, as well as analyzing trade strategies for the equity trading desk and constructing marketing materials. Prior to joining MCM, he interned for RFC Financial Planners in Ann Arbor, Michigan, where he worked on various tasks related to portfolio management, asset allocation, and client relationship management.

MST Munder Veracity Small-Cap Value Fund / VP Integrity Small-Cap Value Fund

Daniel G. Bandi, CFA, Chief Investment Officer and Principal of Integrity, has been a member of the portfolio management team (responsible for the Munder Fund’s performance track record) since 2004, first as a member of the portfolio management team for Veracity Small-Cap Value Fund beginning in March 2004, then as a member of the portfolio management team for the Munder Veracity Small-Cap Value Fund beginning in 2011.

Daniel J. Demonica, CFA, Senior Portfolio Manager and Principal of Integrity, has been a member of the portfolio management team (responsible for the Munder Fund’s performance track record) since 2004, first as a member of the portfolio management team for the Veracity Small-Cap Value Fund beginning in March 2004, then as a member of the portfolio management team for the Munder Veracity Small-Cap Value Fund beginning in 2011.

Adam I. Friedman, Senior Portfolio Manager and Principal of Integrity, has been a member of the portfolio management team (responsible for the Munder Fund’s performance track record) since 2004, first as a member of the portfolio management team for the Veracity Small-Cap Value Fund beginning in March 2004, then as a member of the portfolio management team for the Munder Veracity Small-Cap Value Fund beginning in 2011.

Joe A. Gilbert, CFA, Portfolio Manager of Integrity, has been a member of the Munder Veracity Small-Cap Value Fund’s portfolio management team since 2011.

J. Bryan Tinsley, CFA, Portfolio Manager of Integrity, has been a member of the Munder Veracity Small-Cap Value Fund’s portfolio management team since 2011.

D.                                    Net Asset Value

Munder Funds

For a discussion of how the offering price of each of the Munder Fund’s shares is determined, see the Prospectus of the applicable Munder Fund, dated October 29, 2013, as supplemented to date.

Victory Funds

Each Victory Fund will calculate its share price, called its NAV, each business day as of the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, but may be earlier or later on some days. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order. A business day is a day on which the NYSE is open.

With respect to any foreign securities held by the Victory Funds that trade on foreign exchanges, the close of trading in those securities may occur at times that vary from the time of the NYSE close.  The Victory Funds value those foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the close of the NYSE.  Because foreign exchanges may be open at different times and on different days than the NYSE, the value of a Victory Fund’s shares may change on days when shareholders are not able to buy or sell their shares.  For purposes of calculating NAVs, the Victory Funds translate into U.S. dollars all investment securities, other assets and liabilities.

The Victory Funds price their investments based on market value when market quotations are readily available. When these quotations are not readily available, the Victory Funds will price their investments at fair value according to procedures approved by the VP Board of Trustees. The Victory Funds will fair value a security when:

•                  Trading in the security has been halted;

•                  The market quotation for the security is clearly erroneous due to a clerical error;

•                  The security’s liquidity decreases such that, in Victory’s opinion, the market quotation has become stale; or

•                 An event occurs after the close of the trading market (but before the Victory Funds’ net asset value is calculated) that, in Victory’s opinion, materially affects the value of the security.

Securities that are primarily traded on a foreign securities exchange may also be subject to fair valuation in accordance with guidelines approved by the VP Board of Trustees should a significant event occur subsequent to the close of the foreign securities exchange.

The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security’s market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security. Each Class of each

Victory Fund calculates its net asset value by adding up the total value of its investments and other assets, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the Class. You may be able to find the Victory Funds’ net asset values each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets.

You may also obtain the Victory Funds’ net asset values by calling 1-800-539-3863 or by visiting the Victory Funds’ website at VictoryFunds.com. The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Victory Fund shares you own, gives you the value of your investment.

E.                                    Distribution and Service Plan Fees

Funds Distributor, LLC, (“FDL”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, is the distributor for the Munder Funds.  Victory Capital Advisers (“VCA”), 4900 Tiedeman Road, Brooklyn, Ohio 44144, acts as distributor for the Victory Funds. FDL and VCA are each a registered broker-dealer and member of FINRA.

With respect to service and distribution fees, the Reorganizations contemplate each class of the Munder Funds to be reorganized into a comparable share class, with substantially similar distribution and/or shareholder servicing fees except as follows:

•                  Munder Fund Class B shareholders will receive Class A shares of the corresponding Victory Fund and will, therefore, pay lower distribution and/or service fees.  The Munder Funds’ Class B shares pay a service and/or distribution fee at an annual rate up to 1.00% of the average daily net assets of Class B shares under a Rule 12b-1 Plan.  The Victory Funds’ Class A shares pay a service and/or distribution fee at an annual rate up to 0.25% of the average daily net assets of Class A shares under a Rule 12b-1 Plan.  The Board of Trustees of the Munder Funds also approved the reclassification of all Munder Fund Class B shares as Class A shares, which means all of the outstanding Class B shares of each applicable Munder Fund are expected to be replaced with “load waived” Class A shares prior to the Reorganization.  The Victory Fund Class A shares issued to current Munder Fund Class B shareholders in connection with the Reorganization would not be subject to any initial sales charge or CDSC.

•                  Munder Fund Class K shareholders will receive Class Y shares of the corresponding Victory Fund. The Munder Funds’ Class K shares pay a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of Class K shares, although the Class K shares have not adopted a Rule 12b-1 Plan.  The Victory Funds’ Class Y shares do not pay a service or distribution fee from fund assets and, therefore, Class K shareholders may experience a reduction in fund expenses.

•                  Munder Fund Class R shareholders will receive Class R shares of the corresponding Victory Fund.  While the Munder Fund’s Class R shares pay a service and/or distribution fee at an annual rate of up to 1.00% of the average daily net assets of Class R shares under a Rule 12b-1 Plan, under the Munder Funds’ Distribution Agreement, these fees are limited to an annual rate equal of up to 0.50% of the average daily net assets of Class R shares. Under the Victory Funds’ Rule 12b-1 Plan, Class R shares pay a distribution and service plan at an annual rate of up to 0.50% of the average daily net assets.  Due to the limitation on Class R Rule 12b-1 fees under the Munder Funds’ Distribution Agreement, Class R shareholders will not experience any change in Rule 12b-1 fees paid as Victory Fund shareholders.

•                  Under the Munder Funds’ Rule 12b-1 Plan for Class A shares, the Munder Index 500 Fund pays a service and/or distribution fee at an annual rate of up to 0.25% of the average daily net assets of such class, though the Fund’s distributor voluntarily waives 0.10% of this fee. The Victory Funds’ Rule 12b-1 Plan for Class A shares of VP Munder Index 500 Fund provides for a service and/or distribution fee at an annual rate of up to 0.15%. On a net basis, therefore, Class A shareholders of the Munder Index 500 Fund will not experience any change in Rule 12b-1 fees paid as Victory Fund shareholders.

Because these fees are paid out to the fund’s assets on an on-going basis, over time these fees will increase the cost of an investment in Class A, B, C, R and K shares of the Munder Fund, and Class A, C and R shares of the Victory Fund, and may cost you more than paying other types of sales charges.

F.                                     Purchase and Sale of Fund Shares

Purchases and sales (redemptions) of shares of the Victory Funds are made at the NAV per share next determined after receipt of the complete and accurate purchase or redemption order by the Victory Funds’ transfer agent. The minimum initial investment for Class A and Class C shares of the Victory Funds is $2,500. Class I, Class R, Class R6 and Class Y shares of the Victory Funds are only available to certain investors.

The Victory Funds offer a systematic investment plan or automatic investment plan, whereby an existing shareholder may authorize the Victory Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest. The Victory Funds’ systematic investment plan is subject to a minimum subsequent investment of $250.

For more information on how to purchase, exchange and redeem shares of the Victory Funds, please see “Purchasing, Exchanging, Converting and Redeeming Shares” below.

G.                                   Shares

Munder Funds

For a discussion of the Munder Fund shares, including how the shares may be purchased and redeemed, see the Prospectuses of the Munder Funds, dated October 29, 2013, as supplemented to date.

Victory Funds

The Victory Funds offers six share classes: Class A, Class C, Class I, Class Y, Class R and Class R6. Not all Victory Funds offers all classes. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you and your Investment Professional to choose the class that best suits your investment needs. When you purchase shares of the Victory Funds, you must choose a share class. Deciding which share class best suits your situation depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class. Some classes of shares are available for purchase only by eligible shareholders.  The Victory Fund may offer additional classes of shares from time to time.

As described above, Class A and Class B shareholders of the Munder Funds who become Class A shareholders of the Victory Funds will not be subject to the initial sales charge with respect to Class A shares received in connection with the Reorganization or any CDSC imposed on Class A shares of the Victory Fund that were purchased without an initial sales charge.  However, future purchases of Class A shares would be subject to sales charges as described in the prospectus for the Victory Funds.  Please refer to the Victory Funds’ prospectus for additional information regarding the sales charges applicable to Class A shares, including waivers and reductions.

The Victory Funds reserve the right, without notice, to change the eligibility requirements of its share classes, including the types of clients who are eligible to purchase each share class. The Victory Funds may also waive any applicable eligibility requirements or investment minimums at its discretion. The Victory Funds or any class thereof may be terminated at any time for failure to achieve an economical level of assets or for other reasons.

H.                                   Service Providers

The VP Board of Trustees has approved service provider arrangements (including administration and fund accounting, sub-administration and sub-fund accounting, custody, foreign custody and transfer agency) with respect to the Victory Funds, as described in the SAI. These arrangements are similar to those in place for the other series portfolios of VP not covered by this Proxy Statement/Prospectus and are with different third parties than those that provide services to the Munder Funds, except with respect to transfer agency.

I.                                        Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Victory Fund through a broker-dealer or other financial intermediary (such as a bank), the Victory Fund may pay the intermediary for the sale and related services. Victory (and its affiliates) also may make substantial payments to affiliated and unaffiliated dealers or other Investment Professionals and service providers, for distribution, administrative and/or shareholder servicing activities, out of its own resources, including the profits from the advisory fees Victory receives from the Victory Funds. Victory also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or Investment Professional for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” In some circumstances, those types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of a Victory Fund or other series of VP to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

J.                                      Financial Highlights

Munder Funds

The audited financial highlights for Munder Funds for the five fiscal years ended June 30, 2013 and the unaudited financial highlights for the six months ended December 31, 2013 are attached hereto as Exhibit D.

Victory Funds

Audited financial information for the Victory Funds is not available because the Victory Funds have not commenced operations as of the date of this Proxy Statement/Prospectus. For this reason, no financial highlights of the Victory Funds are included herein.  Each Munder Fund will be the accounting and performance survivor of its respective Reorganization.  A narrative description of the pro forma effect of each Reorganization for the Victory Funds assuming the closing of the Reorganizations as of December 31, 2013 are included in the Statement of Additional Information.

V.                                    PURCHASING, EXCHANGING, CONVERTING AND REDEEMING SHARES

Opening an Account

If you would like to open an account, you will first need to complete an Account Application.

You can obtain an Account Application by calling Victory Funds Customer Service at 1-800-539-3863. You can also download an Account Application by visiting the Victory Fund’s website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to The Victory Funds at the following address:

The Victory Funds

P.O. Box 182593

Columbus, OH 43218-2593.

You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Victory Funds. Sometimes an Investment Professional will charge you for their services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Victory Funds.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Victory Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Victory Fund’s Customer Identification Program are available in the section “Important Fund Policies.”

If your investment order is accepted by the Victory Funds, an Investment Professional or other intermediary, it will be priced at the NAV next computed as described in the section entitled “Share Price.”

If you participate in a retirement plan that offers the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.

Paying for your Initial Purchase

Make your check payable to The Victory Funds. All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Victory Funds do not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into a Victory Fund. All payments must be denominated in U.S. dollars.

Minimum Investments

The minimum investment required to open a Class A or Class C shareholder account with a Victory Fund is $2,500 ($1,000 for IRA accounts), with additional investments of at least $250. If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

Only Eligible Investors may purchase or exchange into Class I shares of the Victory Funds.  Eligible Investors include the following:

•                  institutional and individual retail investors with a minimum initial investment in Class I shares of $2,500,000 who purchase through certain broker-dealers or directly from the Transfer Agent;

•                  retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

•                  investors in select fee based programs;

•                  current and retired Victory Fund trustees or officers;

•                  directors, trustees, employees, and family members of employees of Victory or “Affiliated Providers;”

•                  purchases by participants in the Victory Investment Program; and

•                  brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

“Affiliated Providers” are affiliates, parents and subsidiaries of Victory, and any organization that provides services to VP.  Each Victory Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,500,000.

Class R and Class R6 shares of a Victory Fund may only be purchased by retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

In order to buy Class Y shares of a Victory Fund, you must first be an Eligible Investor. Eligible Investors include investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable intermediary’s program.

The minimum investment required to open an account may be waived or lowered for employees, and immediate family members of the employee, of Victory and the Victory Funds’ Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Victory Fund is purchased in a managed account or within qualified retirement plans or in other similar circumstances. Although the Victory Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.  Each Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs as described in the prospectus.

Purchasing Additional Shares

Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:

•                  By Mail

To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.

•                  By Telephone

If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.

•                  By Exchange

You may purchase shares of a Victory Fund using the proceeds from the simultaneous redemption of shares of another series of VP. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”

•                  Via the Internet

If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.

•                 By ACH

Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Victory Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.

•                  By Wire

You may buy shares of a Victory Fund by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-3863 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.

•                  By Systematic Investment Plan

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($250 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained.

You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account to invest in shares of the Victory Funds.

Although the Transfer Agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.

Other Purchase Rules You Should Know

The Victory Funds reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Victory Funds or their shareholders. The Victory Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain an account in a Victory Fund, or to add to an existing Victory Fund account.

Statements and Reports

You will receive a periodic statement reflecting any transactions that affect the balance or registration of your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, activity in a Victory Fund will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive the financial reports of the Victory Funds. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.

Retirement Plans

You can use the Victory Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Victory Funds for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

The shares of any class of a Victory Fund may be exchanged for the shares of any other class offered by the Victory Fund or the same class, or any other class, of any the other series of VP, either through your Investment Professional or directly through the Victory Fund, subject to the conditions described below.

Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and Statement of Additional Information. You may be required to provide sufficient information to establish eligibility to exchange to the new share class. The shares you want to exchange and the shares you want to buy must be shares of a series of VP and subject to the exchange privilege. Shares of the series of VP selected for exchange must be available for sale in your state of residence.

If you have questions about these, or any of the Victory Funds’ other exchange policies, please consult Victory Funds Customer Service or your Investment Professional before requesting an exchange. Before exchanging, you should read the Prospectus of the Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.

C share conversion

You may be able to convert your Class C shares to a different share class of the same Fund that has a lower expense ratio provided certain conditions are met. This conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information

Processing your exchange/conversion

If your exchange request is received and accepted by a Victory Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled “Share Price” then your exchange will be processed the same day. Your exchange will be processed on the next business day if it is received after the close of trading. Exchanges will occur at the respective NAVs of the share classes next calculated after receipt and acceptance of your exchange request, plus any applicable sales charge described in the Prospectus.

You can obtain a list of Victory funds available for exchange by calling 800-539-FUND or by visiting VictoryFunds.com

If your shares of a Victory Fund are converted to a different share class of the Victory Fund, the transaction will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s net asset values. Please contact your financial intermediary regarding the tax consequences of any conversion.

Requesting an exchange

You can exchange shares of the Victory Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.

•                  By Telephone

Unless you indicate otherwise on the account application, Victory Funds Customer Service will be authorized to accept exchange instructions received by telephone.

•                  By Mail

Send a letter of instruction signed by all registered owners or their legal representatives to VP.

•                  Via the Internet

You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.

Other exchange rules you should know

The Victory Funds may refuse any exchange purchase request if Victory determines that the request is associated with a market timing strategy. The Victory Funds may terminate or modify the exchange privilege at any time on 60 days’ notice to shareholders.

An exchange of a Victory Fund’s shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account. For information on how to exchange shares of a Victory Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

You can obtain a list of Victory Funds available for exchange by calling 1-800-539-FUND or by visiting VictoryFunds.com

How to Sell Shares

If your request is received in good order by the close of regular trading on the NYSE, your redemption will be processed the same day. Your redemption will be processed on the next business day if received after the close of regular trading. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE

The easiest way to redeem shares is by calling 800-539-FUND. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:

•                  Mail a check to the address of record;

•                  Wire funds to a previously designated domestic financial institution;

•                  Mail a check to a previously designated alternate address; or

•                  Electronically transfer your redemption via ACH to a previously designated domestic financial institution.

The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of VP, its servicing agents, Victory, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.

If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL

Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:

•                  Your account registration has changed within the last 15 days;

•                  The check is not being mailed to the address on your account;

•                  The check is not being made payable to the owner of the account;

•                  The redemption proceeds are being transferred to another Victory Fund account with a different registration; or

•                  The check or wire is being sent to a different bank account than was previously designated.

You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.

BY WIRE

If you want to receive your proceeds by wire, you must establish a Victory Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the same business day.

BY ACH

Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

Systematic Withdrawal Plan

If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.

Additional Information about Redemptions

Redemption proceeds from the sale of shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which may take up to 10 business days.

•                  The Victory Funds may postpone payment of redemption proceeds for up to seven calendar days at any time.

•                  The Victory Funds may suspend your right to redeem your shares in the following circumstances:

During non-routine closings of the NYSE;

When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Victory Funds’ securities; or

When the SEC orders a suspension to protect the Victory Funds’ shareholders.

VP has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem shares of each Victory Fund solely in cash up to the lesser of $250,000 or 1.00% of the net asset value of a Victory Fund during any 90-day period for any one shareholder. The remaining portion of the redemption may be made “in kind,” that is, in securities or other property, valued for this purpose as they are valued in computing the NAV of each class of a Victory Fund. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes and may incur additional costs as well as the associated inconveniences of holding and/or disposing of such securities or other property.

If you choose to have your redemption proceeds mailed to you and either the United States Postal Service is unable to deliver the redemption check to you or the check remains outstanding for at least six months, the Victory Funds reserve the right to reinvest the check in shares of the Victory Fund from which the redemption was made at its then current net asset value until you give the Victory Funds different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Choosing a Share Class

Applicable Sales Charges

Front-End Sales Charges — Class A Shares

Unless you qualify for a waiver, you will pay a sales charge at the time of any Victory Fund Class A shares purchase.  The offering price for Class A shares includes this front-end sales charge.  The sales charge as a percentage of your investment decreases as the amount you invest in any of the Victory Funds except the Munder Index 500 Fund and Munder Total Return Bond Fund increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Up to $49,999	5.75		6.10
$50,000 up to $99,999	4.50		4.71
$100,000 up to $249,999	3.50		3.63
$250,000 up to $499,999	2.50		2.56
$500,000 up to $999,999	2.00		2.04
$1,000,000 or more	None	*	None	*

The sales charge as a percentage of your investment decreases as the amount you invest in the Munder Index 500 Fund increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Up to $99,999	2.50		2.56
$100,000 up to $249,999	2.00		2.04
$250,000 up to $499,999	1.50		1.52
$500,000 up to $999,999	1.00		1.01
$1,000,000 or more	None	*	None

The sales charge as a percentage of your investment decreases as the amount you invest in the Munder Total Return Bond Fund increases as follows:

	Sales Charge* as a Percentage of
	Offering Price (%)		Net Amount Invested (%)
Up to $49,999	2.00		2.04
$50,000 up to $99,999	1.75		1.78
$100,000 up to $249,999	1.50		1.52
$250,000 up to $499,999	1.25		1.27
$500,000 up to $999,999	1.00		1.01
$1,000,000 or more	None	*	None	*

* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed in the first year after purchase.  This charge will be based on either the cost of the shares or MAN vat the time of redemption, whichever is lower.  No CDSC is imposed on shares representing reinvested distributions.  You may be eligible for a reduction or waiver of this CDSC under certain circumstances.  See the Statement of Additional Information for details.  The Victory Funds make available, free of charge, information relating to sales charges on their website at VictoryFunds.com.

Front-End Sales Charge Waivers

In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Victory Funds’ transfer agent, at the time of purchase, current information regarding shares of any Victory Funds held in other accounts. Such information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid regarding shares of the Funds held in: (i) all accounts (e.g., retirement accounts) with the Funds and your financial intermediary; (ii) accounts with other financial intermediaries; and (iii) accounts in the name of immediate family household members (spouse or domestic partner and children under 21).

You may reduce or eliminate the sales charge in the following cases:

1.                                      Purchases sufficient to reach a breakpoint.

2.                                      A Letter of Intent allows you to buy Class A shares of a Victory Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. You must start with a minimum initial investment of at least 5% of the total amount you intend to purchase. A portion of the shares purchased under the nonbinding Letter of Intent will be held in escrow until the total investment has been completed. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

3.                                      Rights of Accumulation allow you to add the value of any Class A shares you already own (excluding shares sold without a sales charge) to the amount of your next Class A investment to determine if your additional investment will qualify for a reduced sales charge. The value of the Class A shares you already own will be calculated by using the greater of the current value or the original investment amount.

4.                                      The Combination Privilege allows you to combine the value of Class A shares you own in accounts of multiple Victory Funds (excluding shares sold without a sales charge) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment.

5.                                      The Reinstatement Privilege permits an investor, within 90 days of a redemption of Class A shares of a Fund, to reinvest all or part of the redemption proceeds in the Class A Shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. No service charge is currently imposed on reinvestment in shares of the Funds.

6.                                      The Victory Funds will completely waive the sales charge for Class A shares in the following cases:

a. Purchases of $1,000,000 or more.

b. Purchases by:

i. current and retired Victory Fund trustees or officers;

ii. directors, trustees, employees, and family members of employees of Victory, affiliates and subsidiaries of Victory, or any Affiliated Provider; and

iii. registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with Victory Capital Advisers, Inc., (the “Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts.

c. Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts.

d. Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account.

e. Purchases by retirement plans, including Section 401 and 457 Plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans, and IRA rollovers from such plans, if a Victory Class A share was offered. If VCA pays a concession to the dealer of record, a CDSC of 0.75% will be charged to the shareholder if any of those shares are redeemed in the first year after purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. There will be no CDSC on reinvested distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. See the SAI for details.

f. Purchases by participants in the Victory Investment Program.

g. Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”).

h.  Purchases by financial intermediaries who have entered into an agreement with VCA to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers

i.      Investors that have an investment account with the Adviser.

j. Individuals who reinvest the proceeds of redemptions from Class Y or I shares of another Victory Fund within 60 days of redemption.

You should inform the Funds or your broker or other financial intermediary at the time of purchase of the sales charge waiver category which you believe applies.

The Victory Funds or your broker or other financial intermediary may request additional information in order to verify your eligibility for the waiver. For further information on sales charge waivers, call                   .

Calculation of Sales Charges for Class C Shares

You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.

An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinstated do not result in a refund of any CDSC paid by the shareholder, but the reinstated shares will be treated as CDSC exempt upon reinstatement. The shareholder must ask the Distributor for such privilege at the time of reinvestment.

To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.

Purchases of $1,000,000 and above will automatically be made in Class A shares of the applicable Victory Fund.

Eligibility Requirements to Purchase Class I Shares

Only Eligible Investors may purchase or exchange into Class I shares of the Funds. Eligible Investors include the following:

•                  Institutional and individual retail investors with a minimum initial investment in Class I shares of $2,500,000 who purchase through certain broker-dealers or directly from the transfer agent;

•                  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;

•                  Investors in select fee based programs;

•                  Current and retired Fund trustees or officers;

•                  Directors, trustees, employees, and family members of employees of Victory or Affiliated Providers;

•                  Purchases by participants in the Victory Investment Program; and

•                  Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.

Each Fund may allow a lower initial investment if, in the opinion of VCA, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,500,000. Each Fund reserves the right to change the criteria for Eligible Investors and the investment minimums.

Eligibility Requirements to Purchase Class R Shares

Class R shares may only be purchased by:

•                  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

•                  Fee-based investment products or accounts.

Eligibility Requirements to Purchase Class R6 Shares

Class R6 shares may only be purchased by:

•                  Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans.

Eligibility Requirements to Purchase Class Y Shares

Only Eligible Investors may purchase or exchange into Class Y shares of the Victory Funds. Eligible Investors include the following:

•                  Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent.

•                  Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds who invest at least $2,500.

•                  Investors who purchase through select fee-based advisory programs with an approved financial intermediary. In fee-based advisory programs, a financial intermediary typically charges each investor a fee based upon the value of the account. Such transactions may be subject to additional rules or requirements of the applicable financial intermediary’s program.

•                  Purchases by:

i.                  current and retired Victory Fund trustees or officers (including the former trustees and officers of the Munder Series Trust);

ii.               directors, trustees, employees, and family members of employees of Victory (including those of Munder Capital Management) or “Affiliated Providers”;*

iii.            investment advisory clients of Victory; and

iv.           investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.

Dividends, Distributions, and Taxes

As a shareholder, you are entitled to your share of net income and capital gains on the Victory Funds’ investments. Each Victory Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Victory Funds represent the net income from dividends and interest earned on investments after expenses. The Victory Funds will distribute short-term gains, as necessary to maintain each Victory Fund’s qualification as a RIC under the Code, and if a Victory Fund makes a long-term capital gain distribution, it is normally paid once a year. However, a Victory Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.

Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.

•                  REINVESTMENT OPTION

You can have distributions automatically reinvested in additional shares of a Victory Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.

•                  CASH OPTION

A check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the United States Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Victory Funds reserve the right to reinvest the check in shares of the Victory Fund making the distribution at its then current net asset value until you give the Victory Funds different instructions. No interest will accrue on amounts represented by uncashed distribution checks.

•                  INCOME EARNED OPTION

You can automatically reinvest your dividends in additional shares of a Victory Fund and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.

•                  DIRECTED DIVIDENDS OPTION

In most cases, you can automatically reinvest distributions in shares of another series of VP. If you reinvest your distributions in such a different fund, you may pay a sales charge on the reinvested distributions.

•                 DIRECTED BANK ACCOUNT OPTION

In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the Transfer Agent will transfer your distributions within seven days of

* Affiliated Providers are affiliates and subsidiaries of Victory, and any organization that provides services VP.

the dividend payment date. The bank account must have a registration identical to that of your Victory Fund account.

Important Information about Taxes

The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Victory Funds.

The Victory Funds expect to pay no federal income tax on the earnings and capital gains distributed to shareholders.

•                  Qualified dividends received from a Victory Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividends received by the Victory Fund. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Victory Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Victory Fund’s long-term capital gains are taxable as long-term capital gains.

•                  Dividends are treated in the same manner for U.S. federal income tax purposes whether you receive them in cash, additional shares of a Victory Fund, or you reinvest them in shares of another Victory Fund.

•                  Dividends from a Victory Fund that are attributable to interest on certain U.S. government obligations may be exempt from certain state and local income taxes. The extent to which dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Victory Fund.

•                  An exchange of a Victory Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Victory Fund, you must recognize any gain or loss.

•                  An exchange of one class of a Victory Fund’s shares for shares of another class of the Victory Fund generally constitutes a nontaxable exchange.

•                  Distributions from a Victory Fund and gains from the disposition of your shares may also be subject to state and local income tax.

•                  An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes ordinary dividends, capital gain distributions from the Victory Funds, and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.

•                  Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.

•                  Tax statements will be mailed from the Victory Funds showing the amounts and tax status of distributions made to you.

•                  Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.

•                  The Victory Funds are generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in a Victory Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of a Victory Fund).

•                  The Victory Funds may be required to withhold tax from taxable distributions if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Victory Funds are notified by the Internal Revenue Service that backup withholding is required.

•                  You should review the more detailed discussion of federal income tax considerations in the Statement of Additional Information and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Victory Funds.

•                  The Victory Funds may provide estimated capital gain distribution information through its website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Victory Funds must obtain the following information for each person who opens a new account:

•                  Name;

•                  Date of birth (for individuals);

•                  Residential or business street address (although post office boxes are still permitted for mailing); and

•                  Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if we are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Account Maintenance Information

For the following non-financial transactions, the Victory Funds requires proof that your signature authorizing a transaction is authentic.

This verification can be provided by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee. As with the Medallion signature guarantee, a SVP stamp can be obtained from a financial institution that is a member of the SVP program.

•                  Change of name;

•                  Add/change banking instructions;

•                  Add/change beneficiaries;

•                  Add/change authorized account traders;

•                  Adding a Power of Attorney;

•                  Add/change Trustee; and

•                  Uniform Transfers to Minors Act/ Uniform Gifts to Minors Act custodian change.

Market Timing

The Victory Funds discourage frequent purchases and redemptions of a Victory Fund’s shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring a Victory Fund to hold more cash than it normally would.

The VP Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, each Victory Fund will:

•                  Employ “fair value” pricing, as described in this prospectus under “Share Price,” to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and

•                  Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Victory Fund and, as applicable, a subsequent redemption or purchase of the Victory Fund, or an exchange of all or part of the Victory Fund.

In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Victory Fund shares directly through the Transfer Agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.

Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which a Victory Funds shares are acquired directly through the transfer agent, or where a Victory Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemptions) will be suspended.

We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of Victory, under the oversight of the VP Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Victory Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Victory Funds or their administrator and transactions by certain qualified funds-of-funds.

If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Victory Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Victory Funds that provide a substantially similar level of protection for the Victory Funds against such transactions. If you hold your Victory Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy. The Victory Funds’ market timing policies and procedures may be modified or terminated at any time under the oversight of the VP Board.

Portfolio Holdings Disclosure

The Victory Funds disclose their complete portfolio holdings as of the end of its second fiscal quarter and its fiscal year in its reports to shareholders. The Victory Funds send reports to its existing shareholders no later than 60 days after the relevant fiscal period, and files these reports with the SEC by the 70th day after the end of the relevant fiscal period. You can find these reports on the Victory Fund’s website, VictoryFunds.com, and on the SEC’s website, www.sec.gov. Each Victory Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find these filings on the SEC’s website, www.sec.gov.

The Victory Funds also disclose its complete portfolio holdings each calendar quarter on its website, VictoryFunds.com, by no later than the 15th day of the following calendar month.

You can find a description of the Victory Funds’ policies and procedures with respect to disclosure of portfolio securities in the Statement of Additional Information or on the website, VictoryFunds.com.

Performance

The Victory Funds may advertise performance by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations. Advertising information may include the yield, tax-effective yield, and the average annual total return of a Victory Fund calculated on a compounded basis for specified periods of time. Yield and total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.

Shareholder Communications

In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses, and their supplements to that address, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling                   , and they will be delivered promptly.

Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Victory Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.

VI.                               VOTING INFORMATION

Only shareholders of record on the Record Date will be entitled to vote at the Meeting. Each share of each Munder Fund is entitled to one vote, with all classes of each Munder Fund voting together. Fractional shares are entitled to proportionate shares of one vote.

A quorum to conduct business at the Meeting is constituted by the presence in person or by proxy of the holders of more than one third of the outstanding shares of each Munder Fund entitled to vote at the Meeting.  In the event that a quorum is not present at the Meeting, or if a quorum is present but sufficient votes to approve the Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. Approval of the Plan and the Reorganization requires the affirmative vote of “a majority of the outstanding securities” as defined in the 1940 Act. This vote requires the lesser of (A) 67% or more of the voting securities of each Munder Fund present at the Meeting if the shareholders of more than 50% of the outstanding voting securities of each Munder Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of each Munder Fund.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy. If no instruction is given on the submitted proxy, the persons named as proxies will vote the shares represented thereby in favor of approval of the Plan and the Reorganization.

For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker “non votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non votes will have the effect of a “no” vote for purposes of obtaining the requisite approval of the proposal.

If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Meeting to such day as they shall, by majority vote, agree upon without further notice other than by announcement at the Meeting at which such adjournment is taken. If a quorum is present but sufficient votes in favor of the proposal have not been received, the Meeting may be adjourned from time to time without notice other than announcement at the Meeting, to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on a proposal in this Proxy Statement/ Prospectus prior to any such adjournment if sufficient votes have been received for approval. At adjourned meetings at which a quorum is present, any business may be transacted which might have been transacted at the Meeting as originally noticed.

VII.                          SHARE OWNERSHIP OF THE FUNDS

A.                                    Method and Cost of Solicitation

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of MST for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail, telephone and via the Internet. Munder and Victory will pay all of the expenses related to the Meeting, including costs associated with the solicitation of proxies such as copying, printing and mailing proxy materials. In addition to the solicitation of proxies by mail, the MST and VP may use the services of their respective officers and employees, investment adviser or distributor (none of whom receive any compensation for that service), to solicit proxies by telephone, internet and personal interview, and may also provide shareholders with a procedure for recording their votes by internet, facsimile, telephone or other electronic means.

Munder and Victory have retained, at their expense, AST Fund Solutions, LLC to assist in the solicitation of proxies, for which they expect to pay proxy solicitation fees and additional out-of-pocket expenses estimated to be approximately $1.6 million to $1.8 million.

B.                                    Right of Revocation

Any person appointing a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Munder Funds. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Meeting will be voted in accordance with the instructions contained in such proxies.

C.                                    Voting Securities and Principal Holders

Shareholders of each Munder Fund at the close of business on July [•], 2014 (the “Record Date”) will be entitled to be present and vote at the Meeting. Each outstanding share is entitled to one vote. Exhibit F sets forth certain additional information regarding the voting securities and principal holders of the Munder Funds.

VIII.                     ADDITIONAL INFORMATION

Documents that relate to MST are available, without charge, by writing to MST at The Munder Funds, 480 Pierce Street, Birmingham, MI 48009 or by calling 1-800-468-6337.

Documents that relate to VP, including the VP’s Statement of Additional Information, are available, without charge, by writing to The Victory Funds,                     , or by calling 1-                    .

Each Munder Fund and each Victory Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy materials, and other information with the SEC. You can review and copy information about the Munder Funds or the Victory Funds (including Statements of Additional Information) at the SEC’s Public Reference Room in Washington, D.C. 20549-1520. You can call 1-202-551-8090 for information on the operations of the Public Reference Room. Reports and other information about the Munder Funds and the Victory Funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to the address below or by electronic request to publicinfo@sec.gov.

It is expected that this Proxy Statement/Prospectus will be mailed to shareholders on or about July [•], 2014.

IX.                              MISCELLANEOUS INFORMATION

A.                                    Other Business

The Board of Trustees of MST knows of no other business to be brought before the Meeting. If any other matters come before the Meeting, it is the Board’s intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.                                    Next Meeting of Shareholders

MST is not required and does not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, MST seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the MST or any separate series thereof will be held at such time as the Board of Trustees of MST may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by MST at its office a reasonable time before the meeting, as determined by the Board, to be included in the proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.                                    Legal Matters

The validity of the issuance of the Victory Funds’ shares will be passed upon by Morrison & Foerster LLP, New York, New York.

D.                                    Experts

The financial statements of the Munder Funds are incorporated by reference in the Statement of Additional Information to the Munder Funds’ Annual Report to Shareholders and have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Trustees of Munder Series Trust

[•], 2014

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [•] day of [•], 2014, by and among Munder Series Trust, a Delaware statutory trust (“MST”), on behalf of each series portfolio set forth on Schedule A (each, an “Existing Fund”), and The Victory Portfolios, a Delaware statutory trust (“VP”), on behalf of each series portfolio set forth on Schedule A (each, a “New Fund”).  This Agreement applies separately to each Existing Fund and the corresponding New Fund set forth on Schedule A and, as such, references herein to “the Existing Fund” and “the New Fund” shall be deemed to refer to the applicable Existing Fund and the corresponding New Fund, severally and not jointly with any other Existing Fund or New Fund, and all other terms hereof should be interpreted accordingly. Shareholders of the Existing Fund are referred to herein as “Investors.”  Munder Capital Management, a Delaware general partnership (“Munder”), joins this Agreement solely for purposes of paragraphs 9, 14 and 15, and Victory Capital Management Inc., a corporation organized under the laws of the State of New York (“VCM”) joins this Agreement solely for purposes of paragraphs 9, 14 and 15.

In accordance with the terms and conditions set forth in this Agreement, the parties desire that all of the assets of the Existing Fund be transferred to the New Fund (“Assignment”), and that the New Fund assume all of the liabilities, expenses, costs, charges and reserves of the Existing Fund (“Assumption”), whether absolute or contingent, known or unknown, accrued or unaccrued (each a “Liability” and collectively the “Liabilities”), in exchange for full and fractional Class A shares, Class C shares, Class I shares, Class Y shares, Class R shares and Class R6 shares, of the New Fund (“Shares”), as specified in paragraph 1.1, and that these Shares be distributed immediately after the Closing (as defined in paragraph 1.1) by the Existing Fund to its Investors in liquidation of the Existing Fund.

WHEREAS, it is intended that the Reorganization described in this Agreement shall be a reorganization within the meaning of Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury regulations promulgated thereunder;

WHEREAS, the consummation of the Reorganization (described below) shall not be contingent on the consummation of any other reorganization and it is the intention of the parties that the Reorganization described herein shall be conducted separately of the others;

WHEREAS, the Board of Trustees of VP (“VP Board”) have determined, with respect to the New Fund, that (i) the Assignment and Assumption is in the best interests of the New Fund and (ii) the interests of the existing shareholders of the New Fund would not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of MST (“MST Board”) have determined, with respect to the Existing Fund, that (i) the Assignment and the Assumption is in the best interests of the Existing Fund and (ii) the interests of the existing shareholders of the Existing Fund would not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.                                      PLAN OF REORGANIZATION

1.1                               Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Existing Fund shall assign, deliver and otherwise transfer its assets as set forth in paragraph 1.2(a) (the “Existing Fund Assets”) to the New Fund and the New Fund shall assume the Liabilities (as more fully described in paragraph 1.3).  The New Fund shall, as consideration for such assignment and assumption, on the Closing Date (as defined in paragraph 3.1), deliver to the Existing Fund the New Fund’s Class A Shares, Class C Shares, Class I Shares, Class Y Shares, Class R Shares and Class R6 Shares, as applicable, the number of which shall be determined by dividing (a) the value of said Existing Fund Assets, net of the Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of one share of the New Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of each class of shares of the Existing Fund will receive Shares of a corresponding class of the New Fund as follows:

Existing Fund Class	New Fund Class
A	A
B	A
C	C
I	I
Y	Y
K	Y
R	R
R6	R6

Such Assignment and Assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”).  Immediately following the Closing, the Existing Fund shall distribute the appropriate number of full and fractional Class A Shares, Class C Shares, Class I Shares, Class Y Shares, Class R Shares and Class R6 Shares of the New Fund to the holders of the corresponding Class of Shares of the Existing Fund in liquidation of the Existing Fund, as provided in paragraph 1.4 hereof.  The Agreement and transactions contemplated hereunder for the Existing Fund and the New Fund are hereinafter referred to as the “Reorganization.”  No sales charges (including contingent deferred sales charges) will be imposed on or assessed against the Shares of the New Fund issued in connection with the Reorganization.

1.2                               (a)                                 With respect to the Existing Fund, the “Existing Fund Assets” shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Existing Fund, and any prepaid expenses shown as an asset on the Existing Fund’s books on the Closing Date.

(b)                                 The Existing Fund reserves the right to sell any securities or other assets in the ordinary course as necessary to meet distribution and redemption requirements prior to the Valuation Date (as defined below) but will not, without the prior approval of the New Fund, acquire any additional securities other than securities which the New Fund may purchase in accordance with its investment objective and policies.

1.3                               The Existing Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The New Fund will assume all of the Liabilities of the Existing Fund, including, but not limited to, the obligations of the Existing Fund to indemnify its current and former trustees, as and to the extent set forth in MST’s current Declaration of Trust and Bylaws against (a) any and all liabilities of any such trustee and (b) all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses reasonably incurred in defending claims, demands or liabilities by any such trustee in connection with any events or alleged events related to the Existing Fund occurring prior to the Closing Date or in connection with the Reorganization.  Except as otherwise provided in paragraph 4.7, the New Fund shall not assume any liability for any obligation of the Existing Fund to file reports with the Securities and Exchange Commission (“SEC”), Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Existing Fund.

1.4                               Immediately following the Closing, the Existing Fund will distribute Class A Shares, Class C Shares, Class I Shares, Class Y Shares, Class R Shares and Class R6 Shares of the New Fund received by the Existing Fund pursuant to paragraph 1.1 pro rata to its Investors of record determined as of the close of business of the New York Stock Exchange (“NYSE”) on the Closing Date in complete liquidation of the Existing Fund.  New Fund will not issue certificates representing the Class A Shares, Class C Shares, Class I Shares, Class Y Shares, Class R Shares and Class R6 Shares in connection with such exchange.  Holders of each class of shares of the Existing Fund will receive Shares of a corresponding class of the New Fund as set forth in paragraph 1.1.

The distribution will be accomplished by an instruction, signed by an appropriate officer of VP, to transfer the New Fund’s Shares then credited to the Existing Fund’s account on the books of the New Fund to open accounts on the books of the New Fund established and maintained by the New Fund’s transfer agent in the names of record of the Existing Fund’s Investors and representing the full and fractional number of shares of the New Fund due each Investor of the Existing Fund.  All issued and outstanding shares of all classes of the Existing Fund will be cancelled simultaneously therewith on the Existing Fund’s books, and any outstanding share certificates representing interests in the Existing Fund will represent only the right to receive such number of the New Fund’s Shares after the Closing as determined in accordance with paragraph 1.1.

1.5                               Following the Assignment and Assumption, and the distribution by the Existing Fund of the New Fund’s Shares received by it pursuant to paragraph 1.4, the Existing Fund shall terminate its qualification, classification and registration with all appropriate federal and state agencies and subsequently shall voluntarily dissolve in accordance with the requirements of Delaware law.  Any reporting or other responsibility of the Existing Fund is and shall remain the responsibility of the Existing Fund up to and including the date on which the Existing Fund are terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

2.                                      VALUATION

2.1                               The value of the Existing Fund Assets shall be computed in the manner set forth in the Existing Fund’s most recent Prospectus and Statement of Additional Information and the valuation policies and procedures currently used in valuing the Existing Fund’s investments (as provided to the VP and the New Fund at least 60 days prior to the Valuation Date (as defined below) or, if necessary, as mutually agreed upon by the parties, as determined at the close of business of the NYSE and after declaration of any dividends on the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Valuation Date”).  The Existing Fund and the New Fund shall cooperate with each other to identify and attempt to resolve potential valuation issues in advance of the Valuation Date.  As of the close of business on the Valuation Date, the movement of records and materials of the Existing Fund, and conversion thereof, to the fund accounting and administrative services agent of the New Fund shall commence for completion prior to the Closing Date.

At least ten (10) business days prior to the Valuation Date, the Existing Fund will provide the New Fund with a schedule of the securities and other assets and Liabilities of the Existing Fund.

At least ten (10) business days prior to the Valuation Date, the New Fund will advise the Existing Fund of any investments of the Existing Fund shown on the Existing Fund’s schedule provided pursuant to the preceding paragraph (a) that the New Fund would not be permitted to hold; (b) that the transfer of which would result in material operational or administrative difficulties to the New Fund in connection with facilitating the orderly transition of the Existing Fund Assets; or (c) the valuation of such investment under the Existing Fund’s valuation procedures would materially differ from the from the valuation of such investment under the New Fund’s valuation procedures.  Under such circumstances, to the extent practicable, the Existing Fund will, if requested by the New Fund and, to the extent permissible and consistent with (a) its own investment objectives, strategies, policies, and restrictions and (b) the fiduciary duties of Munder, dispose of such investments prior to the Valuation Date.  Notwithstanding the foregoing, nothing herein will require the Existing Fund to dispose of such investments if, in the reasonable judgment of the MST Board or Munder, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or for any other reason would not be in the best interests of the Existing Fund and its shareholders.

2.2                               The net asset value of each share of the New Fund’s Shares shall be the net asset value per share computed on the Valuation Date, using the market valuation procedures set forth in the New Fund’s then-current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3                               All computations of value contemplated by this Article 2 shall be made by the New Fund’s administrator in accordance with its regular practice as pricing agent. The New Fund shall cause its administrator to deliver a copy of its valuation report to the Existing Fund at the Closing.

3.                                      CLOSING AND CLOSING DATE

3.1                               The Closing for the Reorganization shall occur substantially contemporaneously with, or as soon as reasonably practicable following, the closing of the transactions contemplated by that certain Sale and Purchase Agreement, dated as of                      , 2014, by and between Victory Capital Holdings, Inc., Munder Capital

Holdings, LLC and Munder Capital Holdings II, LLC (“Purchase Agreement”), or on such later date as the parties may agree (the “Closing Date”).  The Closing shall be held at the offices of the VP, or at such other location as is mutually agreeable to the parties hereto.  All acts taking place at the Closing shall be deemed to take place simultaneously as of 4:00 p.m., Eastern time on the Closing Date unless otherwise provided or at such other time as is mutually agreeable to the parties hereto.

3.2                               The New Fund’s custodian, KeyBank National Association or Citibank, N.A., as applicable (“New Fund Custodian”), shall deliver at the Closing evidence that: (a) the Existing Fund Assets have been delivered in proper form to the New Fund as of the Closing Date (other than such Existing Fund Assets to be delivered at a later time pursuant to paragraph 3.3(d)) and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Existing Fund in conjunction with the delivery of portfolio securities.

3.3                               (a)                                 The Existing Fund’s portfolio securities represented by a certificate or other written instrument (i) shall be presented by the Existing Fund’s custodian, State Street Bank and Trust Company (“State Street”), to the New Fund Custodian for examination no later than five (5) business days preceding the Closing Date, and (ii) shall be transferred and delivered by the Existing Fund as of the Closing Date for the account of the New Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.

(b)                                 State Street shall deliver at the Closing by book entry, in accordance with the customary practices of such depositories and State Street, the Existing Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (“1940 Act”).

(c)                                  The cash to be transferred by the Existing Fund shall be delivered by wire transfer of federal funds at the Closing.

(d)                                 Notwithstanding the foregoing, if any Existing Fund Asset cannot be transferred to the New Fund as of the Closing Date, it shall be transferred to the New Fund as promptly as practicable thereafter.

3.4                               Notwithstanding anything herein to the contrary, if on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that, in the judgment of the MST Board and the VP Board, accurate appraisal of the value of the net assets of the New Fund or the Existing Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

3.5                               Prior to Closing, with respect to each New Fund, VP shall have authorized the issuance of and shall have issued a New Fund Share to VCM in consideration of the payment of the offering price of such New Fund Share, as determined by the VP Board, for the purpose of enabling VCM (a) to vote to approve (i) the investment management agreement and any investment sub-advisory agreement applicable to such New Fund; (ii) approve any plan adopted by a New Fund pursuant to Rule 12b-1 under the 1940 Act; and (iii) to the extent that an Existing Fund’s shareholders have previously authorized such Existing Fund to operate in accordance with the terms and conditions of the Existing Fund’s “manager of managers” exemptive order received from the SEC, the operation of the corresponding New Fund in accordance with the terms and conditions of MST’s and Munder’s “manager of managers” exemptive order received from the SEC or a “manager of managers” order obtained by VP; and (b) take such other steps related to the inception of operations of such New Fund as deemed necessary or appropriate by the VP Board.  At the effective time of Closing, the New Fund Share issued pursuant to this paragraph 3.5 shall be redeemed by the New Fund at the offering price of the New Fund Share.

4.                                      COVENANTS WITH RESPECT TO THE NEW FUND AND THE EXISTING FUND

4.1                               The Existing Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and distributions and any actions contemplated by this Agreement.

4.2                               (a)                                 With respect to the Existing Fund, MST has called or will call a meeting of shareholders of the Existing Fund to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain shareholders’ approval of: (i) the transactions contemplated herein, including, if applicable, approval for the Existing Fund’s liquidating distribution of Shares of the New Fund contemplated hereby; and (ii) the New Fund operating in accordance with the terms and conditions of the Existing Fund’s “manager of managers” exemptive order received from the SEC or a “manager of managers” order obtained by VP.

(b)                                 MST on behalf of the Existing Fund shall assist VP or its designee on behalf of the New Fund in preparing the notice of meeting of the shareholders of the Existing Fund and the related form of proxy statement/prospectus on Form N-14 under the Securities Act of 1933, as amended (the “1933 Act”), pursuant to paragraph 4.7, and used in connection with that meeting (collectively, “Proxy Materials”).  In the event that insufficient votes are received from shareholders of the Existing Fund, the meeting may be adjourned as permitted under the Existing Fund’s governing documents and applicable law, and as set forth in the Proxy Materials in order to permit further solicitation of proxies.

4.3                               MST, on behalf of the Existing Fund, covenants that the Shares of the New Fund to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.4                               MST, on behalf of the Existing Fund, will assist the New Fund in obtaining such information as the New Fund reasonably requests concerning the beneficial ownership of shares of the Existing Fund.

4.5                               Subject to the provisions hereof, VP, on behalf of the New Fund, and MST, on behalf of the Existing Fund, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.6                               The Existing Fund shall furnish to the New Fund on the Closing Date, a final statement of the total amount of the Existing Fund Assets and Liabilities as of the Closing Date.

4.7                               VP, on behalf of the New Fund, has prepared and filed, or will prepare and file, with the SEC a registration statement on Form N-14 relating to the issuance of Shares of the New Fund (the “Registration Statement”) and requesting such other approvals as contemplated in this Agreement.  The Existing Fund has provided or will provide the New Fund with necessary or advisable information and disclosure relating to the Existing Fund for inclusion in the Proxy Materials, which are part of the Registration Statement, and with such other information and documents relating to the Existing Fund as are requested by the New Fund and as are reasonably necessary or advisable for the preparation of the Registration Statement.

4.8                               After the Closing, VP shall or shall cause its agents to prepare any federal, state or local tax returns, including any Forms 1099, required to be filed by the Existing Fund after the Closing Date, and shall further cause such tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.  The Existing Fund and MST will retain responsibility for any other reporting responsibility of the Existing Fund after the Closing, including, but not limited to, the responsibility for filing regulatory reports, or other documents with the SEC, any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority.

4.9                               Following the transfer of Existing Fund Assets by the Existing Fund to the New Fund and the assumption of the Liabilities by the New Fund in exchange for Shares of the New Fund as contemplated herein, MST on behalf of the Existing Fund will file any final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to the Existing Fund, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or dissolution of the Existing Fund in accordance with the laws of the state of Delaware and other applicable requirements.

4.10                        VP and MST will provide each other and their respective representatives with such cooperation, assistance and information as either of them reasonably may request of the other in filing any tax returns, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes, or in determining the financial reporting of any tax position.

5.                                      REPRESENTATIONS AND WARRANTIES

5.1                               Except as has been fully disclosed to MST in a written instrument executed by an officer of VP, VP, on behalf of the New Fund, represents and warrants to the Existing Fund as of the date hereof and as of the Closing Date as follows:

(a)                                 VP was duly created pursuant to its Certificate of Trust for the purpose of acting as a management investment company under the 1940 Act, and is validly existing under the laws of the State of Delaware, and the Trust Instrument directs the VP Board to manage the affairs of VP and grants them all powers necessary or desirable to carry out such responsibility;

(b)                                 The New Fund is a duly established series of VP, a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware, and has power (or will have power after its establishment) to own all of its properties and assets and to carry out its obligations under this Agreement;

(c)                                  VP is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect, and the registration of the New Fund Shares under the 1933 Act is (or will be after its establishment) in full force and effect;

(d)                                 The New Fund is duly qualified, licensed or admitted to do business under the laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary;

(e)                                  The Registration Statement with respect to VP and the New Fund conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(f)                                   VP and the New Fund are not in violation of, and the execution, delivery and performance of this Agreement by VP for itself and on behalf of the New Fund does not and will not (i) violate the Trust Instrument dated December 6, 1995, Amended and Restated as of March 27, 2000, as amended or Bylaws of VP, or (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument or other undertaking, to which VP or the New Fund is a party or by which their properties or assets are bound;

(g)                                  Except as previously disclosed in writing to the Existing Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of VP, threatened against VP, any affiliated entity or its business, the New Fund or any of their properties or assets, which, if adversely determined, would materially and adversely affect VP or the New Fund’s financial condition or the conduct of their business. VP knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the New Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(h)                                 The New Fund was established by the VP Board in order to effect the transactions described in this Agreement.  It being understood that the New Fund was formed solely for the purpose of consummating the Reorganization with the Existing Fund, the New Fund will not hold more than a nominal amount of assets necessary to facilitate its organization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations) between the date hereof and the Closing Date, and the New Fund will have no liabilities (including organizational costs) at the Closing Date other than any Reorganization Expenses, described in Section 9, to be borne by Munder and VCM in connection with the transactions described in this Agreement;

(i)                                     As of the Closing Date, the New Fund will have no shares of beneficial interest issued and outstanding prior to the consummation of the Reorganization other than the sole shareholder share held for purposes of taking certain initial corporate and regulatory actions as set forth in section 3.5 hereof. On and after the Closing Date, the authorized capital of the New Fund will consist of an unlimited number of shares of beneficial interest, par value $0.001 per share. The New Fund Shares to be issued to the Existing Fund pursuant to this Agreement will have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the New Fund, and no shareholder of the New Fund will have any preemptive right of subscription or purchase in respect thereof.  Further, the issuance of the New Fund Shares will be in compliance with all applicable federal and state securities laws, including blue sky laws;

(j)                                    As of the Closing Date, no material federal, state or other tax returns of the New Fund will have been required by law to be filed and no federal, state or other taxes will be due by the New Fund; the New Fund will not have been required to pay any assessments; and the New Fund will not have any tax liabilities. Consequently, as of the Closing Date, the New Fund will not have any tax deficiency or liability asserted against them or question with respect thereto raised, and the New Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(k)                                 The New Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a “regulated investment company” within the meaning of Section 851 et seq. of the Code in respect of each taxable year, and will not take any action inconsistent with meeting such requirements at any time through the Closing Date. Upon filing its income tax return at the completion of its first taxable year ending after the Closing Date, the New Fund will elect to be taxed as a “regulated investment company” under Section 851 of the Code. The New Fund intends to comply in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest and to withholding in respect of dividends and other distributions to shareholders and to avoid any potential material penalties that could be imposed thereunder;

(l)                                     The execution, delivery and performance of this Agreement on behalf of the New Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of VP and the New Fund, and this Agreement will constitute a valid and binding obligation of VP and the New Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles;

(m)                             From the effective date of the Registration Statement, through the time of the meeting of the Existing Fund shareholders and on the Closing Date, any written information furnished by VP with respect to the New Fund for use in the Proxy Materials or the Registration Statement or in any other manner in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

(n)                                 No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (“1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by VP, for itself and on behalf of the New Fund, or the performance of the Agreement by VP for itself and on behalf of the New Fund, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

(o)                                 The investment advisory agreement with VCM has been properly approved by the VP Board pursuant to Section 15(c) of the 1940 Act.

5.2                               Except as has been fully disclosed to VP in a written instrument executed by an officer of MST, MST, on behalf of the Existing Fund, represents and warrants to the New Fund as of the date hereof and as of the Closing Date as follows:

(a)                                 MST was duly created pursuant to its Certificate of Trust for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware and the Declaration of Trust directs the MST to manage the affairs of MST and the Existing Fund and grants them all powers necessary or desirable to carry out such responsibility, including administering the Existing Fund’s business as currently conducted by the Existing Fund and as described in the current Prospectus and Statement of Additional Information of the Existing Fund;

(b)                                 The Existing Fund is a duly established series of MST, a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware, and has power to own all of its properties and assets and to carry out its obligations under this Agreement;

(c)                                  MST is registered as an investment company classified as an open-end management company, under the 1940 Act, and its registration with the SEC as an investment company is in full force and effect, and no stop order has been issued by the SEC with respect to the Existing Fund;

(d)                                 The Existing Fund is duly qualified, licensed or admitted to do business under the laws of each jurisdiction in which the nature of the business conducted by it makes such qualification, licensing or admission necessary;

(e)                                  All of the issued and outstanding shares of the Existing Fund have been offered and sold in compliance in all material respects with applicable federal and state securities laws; all issued and outstanding shares of each class of the Existing Fund are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances, and the Existing Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares, nor is there outstanding any security convertible into any of its shares;

(f)                                   The Registration Statement with respect to MST and the Existing Fund conforms or conformed, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include or did not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(g)                                  MST and the Existing Fund are not in violation of, and the execution, delivery and performance of this Agreement by MST for itself and on behalf of the Existing Fund does not and will not (i) violate MST’s Declaration of Trust dated February 3, 2003, as amended, or the Bylaws of MST; (ii) result in a breach or violation of, or constitute a default under, any material agreement or material instrument to which MST or the Existing Fund is a party or by which either of their properties or assets are bound; or (iii) result in the acceleration of any obligation under any material agreement, indenture, instrument, contract, lease, or other undertaking to which MST is a party or by which MST or the Existing Fund is bound;

(h)                                 Except as previously disclosed in writing to VP and the New Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to the best knowledge of MST, threatened against the MST, any affiliated entity or its business, the Existing Fund, or any of their properties or assets which, if adversely determined, would materially and adversely affect the Existing Fund’s financial condition or the conduct of its business, MST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and neither MST nor the Existing Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(i)                                     The audited financial statements of the Existing Fund as of and for the fiscal year ended June 30, 2013 and the unaudited financial statements for the fiscal period ended December 31, 2013 (copies of which have been furnished to VP and the New Fund) fairly present, in all material respects, the Existing Fund’s financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Existing Fund (contingent or otherwise) known to the Existing Fund that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(j)                                    Since the date of the most recent audited financial statements, there has not been any material adverse change with respect to the Existing Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Existing Fund of indebtedness maturing more than one (1) year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and consented to by VP and the New Fund, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in the Existing Fund’s net asset value per share nor a decrease in the Existing Fund’s size due to redemptions shall be deemed to constitute a material adverse change provided that such decline or decrease is in the ordinary course of business and consistent with past practice);

(k)                                 MST, on behalf of the Existing Fund, has or will have timely filed all material federal and other tax returns and reports that are required by law to be filed by the Existing Fund, all such tax returns and reports were or will be materially complete and accurate, all taxes owed by the Existing Fund have been or will be timely paid, and to the best of MST’s knowledge, no such return is currently under audit and no assessment has been made with respect to any such return;

(l)                                     For each full and partial taxable year from its inception through the Closing Date, the Existing Fund has qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(m)                             At the Closing Date, the Existing Fund will have good and marketable title to all Existing Fund Assets and full right, power and authority to assign, deliver and otherwise transfer the Existing Fund Assets under this Agreement, and upon delivery and payment for the Existing Fund Assets as contemplated under this Agreement, the New Fund will acquire good and marketable title to the Existing Fund Assets, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(n)                                 The execution, delivery and performance of this Agreement on behalf of the Existing Fund will have been duly authorized prior to the Closing Date by all necessary action on the part of MST, the MST Board and the Existing Fund, and this Agreement will constitute a valid and binding obligation of the Existing Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles;

(o)                                 From the effective date of the Registration Statement, through the time of the meeting of the Investors of the Existing Fund, and on the Closing Date, the Proxy Materials (exclusive of the portions of the New Fund’s Prospectus and Statement of Additional Information contained or incorporated by reference therein): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) do not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by the Existing Fund, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

(p)                                 No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Existing Fund, or the performance of this Agreement by the Existing Fund, except for such consents, approvals, authorizations and filings as have been or will be made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date; and

(q)                                 The Existing Fund currently complies, and has complied since its organization, in all material respects with the requirements of, and the rules and regulations under, all applicable laws, including federal and state securities laws.

(r)                                    The Existing Fund is not a party to any material contract not disclosed in writing to VP and the New Fund.

6.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE EXISTING FUND

The obligations of MST to consummate the Reorganization with respect to the Existing Fund shall be subject to the performance by VP on behalf of the New Fund of all the obligations to be performed by it under this Agreement on or before the Closing Date and, in addition thereto, the following conditions with respect to the New Fund:

6.1                               All representations and warranties of VP with respect to the New Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2                               VP, on behalf of the New Fund, shall have delivered to the Existing Fund at the Closing a certificate executed on behalf of the New Fund by an officer of VP, in a form reasonably satisfactory to MST and dated as of the Closing Date, to the effect that the condition set forth in paragraph 6.1 has been satisfied.

6.3                               The Existing Fund shall have received at the Closing an opinion of Morrison & Foerster LLP in a form reasonably satisfactory to the Existing Fund (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)                                 VP is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)                                 the New Fund is a separate portfolio of VP, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware; and the VP Board is authorized to manage the affairs of the New Fund and has all powers necessary or desirable to carry out such responsibility;

(c)                                  this Agreement has been duly authorized, executed and delivered by VP on its behalf and on behalf of the New Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the Existing Fund, is a valid and binding obligation of VP, enforceable against VP in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and

(d)                                 the Shares of the New Fund to be issued to the Existing Fund and then distributed to the Existing Fund’s Investors pursuant to this Agreement will be duly registered under the 1933 Act on the appropriate form, and have been duly authorized and upon such issuance will be validly issued and fully paid and non-assessable, and no shareholder of the New Fund has any preemptive rights to subscription or purchase in respect thereof.

6.4                               The closing of the transactions contemplated by the Purchase Agreement shall have been consummated or shall be consummated concurrently with the Closing.

6.5                               Since the date of this Agreement, no fact(s), change(s), event(s), development(s) or circumstance(s) shall have occurred, which has had or would reasonably be expected to have, individually or in the aggregate with all other such fact(s), change(s), event(s), development(s) or circumstance(s), a New Fund Material Adverse Effect.  “New Fund Material Adverse Effect” shall mean a material adverse effect on (i) the business, properties, financial condition, operations, Assets, Liabilities or results of operations of the New Fund taken as a whole, other than to the extent any such effect has resulted from (a) the announcement of the transactions contemplated by this Agreement, (b) changes in the legal or regulatory conditions that generally affect the businesses in which the New Fund is engaged, except to the extent any such change disproportionally affects the New Fund when compared to other persons operating as a registered as an investment company classified as an open-end management company or (c) changes in the registered investment company industry in general or (ii) the New Fund’s ability to consummate the transactions contemplated hereby.

6.6                               Notwithstanding anything to the contrary contained in this Agreement, the conditions precedent relating to the New Fund contained in this Agreement shall be deemed satisfied as of the Closing (disregarding for such purpose any limitations contained therein with respect to “materiality” or a “New Fund Material Adverse Effect”), if the only failures which, individually or in the aggregate, have not had and would not reasonably be expected to have a New Fund Material Adverse Effect.

7.                                      CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND

The obligations of VP to consummate the Reorganization with respect to the New Fund shall be subject to the performance by MST on behalf of the Existing Fund of all the obligations to be performed by it hereunder, with respect to the Existing Fund, on or before the Closing Date and, in addition thereto, the following conditions:

7.1                               All representations and warranties of MST with respect to the Existing Fund contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2                               MST on behalf of the Existing Fund, shall have delivered to the New Fund at the Closing a certificate executed on behalf of the Existing Fund, by an officer of MST, in a form reasonably satisfactory to the New Fund and dated as of the Closing Date, to the effect that the condition set forth in paragraph 7.1 has been satisfied.

7.3                               The New Fund shall have received at the Closing an opinion of Dechert LLP in a form reasonably satisfactory to the New Fund (which opinion may be subject to customary qualifications), substantially to the effect that:

(a)                                 MST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)                                 the Existing Fund is a separate portfolio of MST, which is a Delaware statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and the MST Board is authorized to manage the affairs of the Existing Fund and has all powers necessary or desirable to carry out such responsibility;

(c)                                  this Agreement has been duly authorized, executed and delivered by MST on its behalf and on behalf of the Existing Fund and, assuming due authorization, execution and delivery of this Agreement on behalf of the New Fund, is a valid and binding obligation of MST, enforceable against MST in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles; and

(d)                                 this Agreement has been approved by a vote of the requisite Investors of the Existing Fund under applicable law.

(e)                                  the shares of the Existing Fund then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and fully paid and non-assessable, and no shareholder of the Existing Fund has any preemptive rights to subscription or purchase in respect thereof.

7.4                               The closing of the transactions contemplated by the Purchase Agreement shall have been consummated or shall be consummated concurrently with the Closing.

7.5                               Except as otherwise agreed in writing, as of the Closing Date, (i) the Existing Fund’s agreements with each of its service contractors shall have terminated or (ii) any such service contractor of the Existing Fund shall have agreed to provide transition services to the New Fund until a date as agreed to between the parties, and in either case the Existing Fund shall have received assurance that no claims against the Existing Fund or New Fund for damages (liquidated or otherwise) will arise as a result of such termination or agreement to provide transition services other than as disclosed to the New Fund.  For the avoidance of doubt, if a service provider has agreed to provide transition services pursuant to this paragraph, paragraphs 7.6, 7.7 and 7.8 are not intended to suggest or imply that such services will be terminated as of the Closing Date.  For the avoidance of doubt, the parties have agreed that any claims for damages as a result of the premature termination of any agreement with service contractors shall be the sole responsibility of Munder and VCM.

7.6                               The Existing Fund’s transfer agent (BNY Mellon Investment Servicing (US) Inc.) shall have delivered to the New Fund at the Closing a certificate executed on its own behalf by an authorized officer in a market standard form and with such substance reasonably acceptable to the New Fund, and dated as of the Closing Date, stating that its records contain the names and addresses of the Existing Fund shareholders and the number, share class and percentage ownership of outstanding Existing Fund shares owned by each such shareholder immediately prior to the Closing.

7.7                               State Street, as the Existing Fund’s custodian, shall have delivered to the New Fund at the Closing a certificate executed on its behalf by authorized officers in a market standard form and with such substance reasonably acceptable to the New Fund, and dated as of the Closing Date, stating that: (i) the Existing Fund Assets have been delivered in proper form to the New Fund at the Closing and (ii) all necessary taxes in connection with the delivery of the Existing Fund Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been paid.

7.8                               The Existing Fund’s administrator (Munder) shall have delivered to the New Fund at the Closing a certificate executed on its behalf by authorized officers in a market standard form and with such substance reasonably acceptable to the New Fund, and dated as of the Closing Date, to the effect that the books and records of the Existing Fund covered by its contract with the Existing Fund are complete and accurate in all material respects and as to such other matters pertaining to the administrator’s contractual responsibilities as the New Fund shall reasonably request.

7.9                               The Existing Fund shall arrange to make the Existing Fund’s auditors available to the New Fund and its agents to answer their questions at a mutually agreeable time prior to the Closing.

7.10                        Since the date of this Agreement, no fact(s), change(s), event(s), development(s) or circumstance(s) shall have occurred, which has had or would reasonably be expected to have, individually or in the aggregate with all other such fact(s), change(s), event(s), development(s) or circumstance(s), an Existing Fund Material Adverse Effect.  “Existing Fund Material Adverse Effect” shall mean a material adverse effect on (i) the business, properties, financial condition, operations, Assets, Liabilities or results of operations of the Existing Fund taken as a whole, other than to the extent any such effect has resulted from (a) the announcement of the transactions contemplated by this Agreement, (b) changes in the legal or regulatory conditions that generally affect the businesses in which the Existing Fund is engaged, except to the extent any such change disproportionally affects the Existing Fund when compared to other persons operating as a registered as an investment company classified as an open-end management company or (c) changes in the registered investment company industry in general or (ii) the Existing Fund’s ability to consummate the transactions contemplated hereby.

7.11                        Notwithstanding anything to the contrary in this Agreement, the conditions precedent relating to the Existing Fund contained in this Agreement shall be deemed satisfied as of the Closing (disregarding for such purpose any limitations contained therein with respect to “materiality” or an “Existing Fund Material Adverse Effect”), if the only failures are those failures which, individually or in the aggregate, have not had and would not reasonably be expected to have an Existing Fund Material Adverse Effect.

8.                                      FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE NEW FUND AND THE EXISTING FUND

The obligations of VP on behalf of the New Fund and of MST on behalf of the Existing Fund herein are each subject to the further conditions that on or before the Closing Date with respect to the New Fund and the Existing Fund:

8.1                               This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Existing Fund in accordance with the provisions of its Declaration of Trust and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the New Fund.

8.2                               On the Closing Date, except as disclosed to the other party, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3                               All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by VP, in its reasonable discretion, on behalf of the New Fund, or MST on behalf of the Existing Fund, and in either case appearing on Schedule 8.3 hereto as mutually agreed by the parties, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the New Fund or the Existing Fund.

8.4                               The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5                               VCM, on behalf of the New Fund, and MST, on behalf of the Existing Fund, shall each have considered the federal and income tax issues.  The New Fund and the Existing Fund shall have each received an opinion of Morrison & Foerster LLP, legal counsel to the New Fund (“Counsel”) substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for federal income tax purposes.  In rendering such opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, and on officers’ certificates and certificates of public officials and any representations of the New Fund and the Existing Fund if Counsel so requests. The opinion shall be substantially to the effect that for federal income tax purposes:

(a)                                 the Reorganization will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and New Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)                                 no gain or loss will be recognized by the New Fund upon its receipt of the Existing Fund Assets in exchange for New Fund Shares and the assumption by the New Fund of the Liabilities of the Existing Fund pursuant to this Agreement;

(c)                                  the tax basis of the Existing Fund Assets transferred by the Existing Fund to the New Fund in the Reorganization will be the same as the basis of such assets in the hands of the Existing Fund immediately prior to the transfer, and the holding periods of the Existing Fund Assets in the hands of the New Fund will include the periods during which such assets were held by the Existing Fund;

(d)                                 no gain or loss will be recognized by the Existing Fund upon the transfer of its Existing Fund Assets to the New Fund in exchange for the New Fund Shares and the assumption by the New Fund of the Liabilities of the Existing Fund, or upon the distribution of the New Fund Shares by the Existing Fund to its shareholders in complete liquidation of the Existing Fund;

(e)                                  no gain or loss will be recognized by the Existing Fund’s shareholders upon the receipt of New Fund Shares in complete liquidation of the Existing Fund;

(f)                                   the aggregate tax basis of the New Fund Shares received by a shareholder of the Existing Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s Existing Fund Shares immediately before the Reorganization, and the holding period of the New Fund Shares will include the period during which such shareholder held the Existing Fund Shares (provided the shareholder held the Existing Fund Shares as capital assets); and

(g)                                  the New Fund will succeed to and take into account the items of the corresponding Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

9.                                      EXPENSES

The expenses relating to the proposed Reorganization, including but not limited to the costs associated with the preparation, printing and distribution of the prospectus/proxy statement, solicitation of the Existing Fund’s shareholders, costs incurred in connection with any special meetings of the VP Board or the MST Board in considering approval of the transactions contemplated by this Agreement, any costs incurred in connection with the engagement of special counsel to the members of the MST Board that are not “interested” board members (as that term is defined under the 1940 Act) in respect of the transactions contemplated by this Agreement, and other direct expenses of holding the shareholder meeting (“Reorganization Expenses”), will be paid by Munder and VCM as agreed to between them and, in no event, shall be paid by the Existing Fund or the New Fund.

10.                               ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1                        This Agreement constitutes the entire agreement between the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter of this Agreement, other than any non-disclosure agreements entered into in connection the transactions contemplated by the Purchase Agreement.

10.2                        Except as otherwise specified below, the representations and warranties contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated herein for a two (2) year period, except that any representation or warranty with respect to taxes shall survive for the expiration of the statutory period of limitations for assessments of tax deficiencies as the same may be extended from time to time by the taxpayer. The covenants and agreements included or provided for herein shall survive and be continuing obligations in accordance with their terms.

11.                               TERMINATION

11.1                        This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by:

(a)                                 either party upon termination of the Purchase Agreement;

(b)                                 the mutual consent of both parties to this Agreement; or

(c)                                  either party as of the Closing upon (i) the failure of the other party to satisfy the conditions precedent to this Agreement or (ii) the other party’s breach of any covenants or agreements applicable to such party as set forth herein (other than, in either case, any failures or material breaches which, individually or in the aggregate, have not had, in the case of a termination by the Existing Fund, a New Fund Material Adverse Effect or, in the case of a termination by the New Fund, an Existing Fund Material Adverse Effect, as applicable).

11.2                        If this Agreement is terminated pursuant to and in accordance with paragraph 11.1, then the termination shall be without liability of any party; provided however that if the Agreement is terminated pursuant to and in accordance with paragraph 11.1(c), then such party failing to satisfy a condition precedent or responsible for the material breach (“Party X”) shall be fully liable for any and all reasonable costs and expenses (including reasonable counsel fees and disbursements) sustained or incurred by the other party (“Party Y”), provided that Party Y shall have given Party X a period of ten (10) business days from the date of the occurrence of such failure or material breach to cure such failure or material breach and shall have failed to do so.

12.                               AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of MST, on behalf of the Existing Fund, and officers of VP, on behalf of the New Fund; provided, however, that following the meeting of the shareholders of the Existing Fund, no such amendment may have the effect of changing the provisions for determining the number of shares of the New Fund to be delivered to the Investors under this Agreement to the detriment of the Investors, or otherwise materially and adversely affecting the Existing Fund, without the Existing Fund obtaining the Investors’ further approval, except that nothing in this paragraph 12 shall be construed to prohibit the New Fund and the Existing Fund from amending this Agreement to change the Closing Date or Valuation Date by mutual agreement.

13.                               INDEMNIFICATION

13.1                        VP and the New Fund shall indemnify, defend and hold harmless MST and the Existing Fund, their respective officers, trustees, directors, employees, advisors and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of MST, the Existing Fund, their respective officers, trustees, employees or agents, arising out of or based on any breach by VP or the New Fund of any of their respective representations, warranties or agreements set forth in this Agreement.  No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties.

13.2                        MST and the Existing Fund shall indemnify, defend and hold harmless VP and the New Fund, their respective officers, trustees, directors, employees, advisors and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability of VP, the New Fund, their respective officers, trustees, employees or agents, arising out of or based on any breach by MST or the Existing Fund of any of their respective representations, warranties or agreements set forth in this Agreement. No party shall be entitled to indemnification under this Agreement unless written notice of the events or circumstances giving rise to such claim for indemnification has been provided to the indemnifying party or parties.

14.                               PUBLICITY

Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the New Fund, VP, VCM, the Existing Fund, MST and Munder (collectively, the “Parties”) mutually shall agree in writing, provided that nothing herein shall prevent any party from making such public announcements as may be required by law or otherwise reasonably deemed necessary or appropriate by authorized officers of the New Fund or the Existing Fund, on the written advice of counsel, in which case the party issuing such statement or communication shall advise the other parties prior to such issuance.

15.                               CONFIDENTIALITY

In the event of a termination of this Agreement, the Parties agree that they along with their board members, employees, representative agents and affiliated persons shall, and shall cause their affiliated entities to, except with the prior written consent of the other Parties, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to the other Parties and their related parties and affiliates and obtained in connection with the Reorganization, except that such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such Party; (iii) if it was already known to such Party on a non-confidential basis on the date of the receipt; (iv) during the course of or in connection with any litigation, government inspection, inquiry, investigation, arbitration, or other proceedings relating to, based on or in connection with the subject matter of this Agreement, including, without limitation, the failure of the Reorganization to be consummated; or (v) if it is otherwise expressly provided for herein.

16.                               NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid certified mail or overnight express courier addressed to:

For VP, on behalf of itself and the New Fund:

Victory Capital Management Inc.

4900 Tiedeman Road, 4th Floor

Brooklyn, OH  44144-2302

Attention: Michael D. Policarpo, Chief Financial Officer

Phone: (      )       -

Fax: (      )       -

E-mail:

With a copy to:

Morrison & Foerster LLP

250 W. 55th Street

New York, NY  10019

Attention:  Jay G. Baris

Phone: (212) 468-8053

Fax: (212) 209-1812

E-mail: jbaris@mofo.com

For MST on behalf of itself and the Existing Fund:

Munder Series Trust

480 Pierce Street

Birmingham, MI 48009

Attention:  James V. FitzGerald, President

Phone: (      )       -

Fax: (      )       -

E-mail:

With a copy to:

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006

Attention:  Jane A. Kanter

Phone: (202) 261-3302

Fax: (202) 261-3333

E-mail: jane.kanter@dechert.com

17.                               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

17.1                        The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs, Schedules or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Schedules and Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

17.2                        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

17.3                        This Agreement shall be governed by and construed in accordance with the laws of the State of New York without regard to its conflicts of laws provisions.

17.4                        This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

17.5                        It is expressly agreed that the obligations of the New Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents, or employees of VP personally, but shall bind only the VP property of the New Fund, as provided in the VP Trust Instrument. The execution and delivery of this Agreement have been authorized by the VP Board on behalf of the New Fund and signed by authorized officers of VP, acting as such. Neither the authorization by the VP Board nor the execution and delivery by such officer shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the VP property of the New Fund as provided in VP’s Trust Instrument.

17.6                        This Agreement is made by VP on behalf of its individual series set forth on Schedule A, individually and not jointly.  The assets of one New Fund may not be used to offset any liability incurred by any other New Fund or any other series portfolio of VP.  This Agreement is made by MST on behalf of its individual series set forth on Schedule A, individually and not jointly.  The assets of any one Existing Fund may not be used to offset any liability incurred by any other Existing fund or any other series portfolio of MST.

[Signatures follow on the next page.]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

THE VICTORY PORTFOLIOS, severally and not jointly, for itself and on behalf of each NEW FUND individually	MUNDER SERIES TRUST, severally and not jointly, for itself and on behalf of each EXISTING FUND individually

[Name],
[Title]	[Name],
[Title]

The undersigned, Munder Capital Management, joins this Agreement solely for purposes of paragraphs 9, 14 and 15.

MUNDER CAPITAL MANAGEMENT

[Name],
[Title]

The undersigned, Victory Capital Management Inc., joins this Agreement solely for purposes of paragraphs 9, 14 and 15.

VICTORY CAPITAL MANAGEMENT INC.

[Name],
[Title]

SCHEDULE

Munder Series Trust Existing Fund	The Victory Portfolios New Fund
Munder Bond Fund	Munder Total Return Bond Fund
Munder Emerging Markets Small-Cap Fund	Munder Emerging Markets Small-Cap Fund
Munder Growth Opportunities Fund	Munder Growth Opportunities Fund
Munder Index 500 Fund	Munder Index 500 Fund
Munder Integrity Mid-Cap Value Fund	Integrity Mid-Cap Value Fund
Munder Integrity Small/Mid-Cap Value Fund	Integrity Small/Mid-Cap Value Fund
Munder International Fund—Core Equity	Munder International Fund—Core Equity
Munder International Small-Cap Fund	Munder International Small-Cap Fund
Munder Micro-Cap Equity Fund	Integrity Micro-Cap Equity Fund
Munder Mid-Cap Core Growth Fund	Munder Mid-Cap Core Growth Fund
Munder Veracity Small-Cap Value Fund	Integrity Small-Cap Value Fund

EXHIBIT B
COMPARISON OF FUNDAMENTAL INVESTMENT RESTRICTIONS

Each Munder Fund and Victory Fund has fundamental investment restrictions which may not be changed without shareholder approval. The following chart compares the fundamental restrictions of each Munder Fund and the Victory Funds. For more information about these investment restrictions, see the applicable Fund’s Statement of Additional Information.

Munder Fund	Victory Fund

Issuing Senior Securities (fundamental)

The Munder Fund may not issue senior securities except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Among other things, this would permit the Fund to: (i) enter into commitments to purchase securities in accordance with the Fund’s investment program, including, without limitation, reverse repurchase agreements, delayed delivery securities and when-issued securities, to the extent permitted by its investment program and other restrictions; (ii) engage in short sales of securities to the extent permitted in its investment program and other restrictions; and (iii) purchase or sell futures contracts and related options to the extent permitted by its investment program and other restrictions.

Issuing Senior Securities (fundamental)

The Victory Fund may not issue senior securities (as defined in the 1940 Act), except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

As a non-fundamental matter, the SEC takes the position that transactions that have the effect of increasing the leverage of the capital structure of a fund are the economic equivalent of borrowing, and they can be viewed as a type of borrowing known as a “senior security” for purposes of the 1940 Act. A transaction will not be considered to constitute the issuance by a fund of a “senior security,” as that term is defined in Section 18(g) of the 1940 Act, and therefore such transaction will not be subject to the 300% minimum asset coverage requirement otherwise applicable to borrowings by a fund, if the fund maintains an offsetting financial position by segregating liquid assets (as determined by Victory under the general oversight of the fund board) at least equal to the value of the fund’s potential economic exposure as measured daily on a mark-to-market basis; or otherwise “covers” the transaction in accordance with applicable SEC guidance.

Borrowing Money (fundamental)

The Munder Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Borrowing Money (fundamental)

The Victory Fund may not borrow money, except as permitted under the 1940 Act, or by order of the SEC and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

(As a non-fundamental matter, a fund’s ability to borrow money is limited by its investment policies and limitations, by the 1940 Act, and by applicable exemptions, no action letters, interpretations, and other pronouncements issued from time to time by regulatory authorities, including the SEC and its staff. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including the proceeds of borrowings, less liabilities excluding borrowings) of not less than 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5%

Munder Fund	Victory Fund
are subject to the minimum 300% asset coverage requirement.)

Acting as Underwriter (fundamental)

The Munder Fund may not act as an underwriter of securities within the meaning of the Securities Act of 1933 (the “1933 Act”), except as permitted under the 1933 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Among other things, to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act, this would permit a Fund to act as an underwriter of securities in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, investment policies and investment program.

Acting as Underwriter (fundamental)

The Victory Fund may not underwrite securities issued by others, except to the extent that the Victory Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Investing in Real Estate (fundamental)

The Munder Fund may not purchase or sell real estate or any interests therein, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time. Notwithstanding this limitation, the Munder Fund may, among other things, (i) acquire or lease office space for its own use; (ii) invest in securities of issuers that invest in real estate or interests therein; (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; or (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

Investing in Real Estate (fundamental)

The Victory Fund may not purchase or sell real estate unless acquired as a result of direct ownership of securities or other instruments. This restriction does not prevent the Victory Fund from investing in the following: (i) securities or other instruments backed by real estate; (ii) securities of real estate operating companies; or (iii) securities of companies engaged in the real estate business, including real estate investment trusts. This restriction does not preclude the Victory Fund from buying securities backed by mortgages on real estate or securities of companies engaged in such activities.

Investing in Commodities (fundamental)

The Munder Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Investing in Commodities (fundamental)

The Victory Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this does not prevent the Victory Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Lending Cash or Securities (fundamental)

The Munder Fund may not make loans, except that the Munder Fund may, among other things: (i) enter into repurchase agreements; (ii) lend portfolio securities; and (iii) acquire debt securities without being deemed to be making a loan.

Lending Cash or Securities (fundamental)

The Victory Fund may not make loans, except as permitted under the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction.

(As a non-fundamental matter, generally, the 1940 Act prohibits loans if a fund’s investment policies do not permit loans, and if the loans are made, directly or indirectly, to persons deemed to control or to be under common control with the registered investment company.)

Munder Fund	Victory Fund
Diversification of Investments (fundamental) The Munder Fund is classified as a “diversified” investment company.	Diversification of Investments (fundamental) The Victory Fund is classified as a “diversified” investment company.

Concentration of Investments (fundamental)

The Munder Fund may not “concentrate” its investments in a particular industry, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time, provided that, without limiting the generality of the foregoing: (a) this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in clause (ii)); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to the financing activities of the parents; and (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(i)    The Growth Opportunities Fund will concentrate in securities of companies engaged in the research, design, development, manufacturing or distribution of products, processes or services for use with Internet-related businesses.

Industry Concentration (fundamental)

The Victory Fund may not concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act, and as interpreted or modified from time to time by regulatory authorities having jurisdiction. This restriction does not prevent the Victory Fund from investing all of its assets in a “master” fund that has adopted similar investment objectives, policies and restrictions.

Concentration means investing more than 25% of the Fund’s net assets in a particular industry or a specified group of industries.

EXHIBIT C
COMPARATIVE INFORMATION ON SHAREHOLDERS RIGHTS

Both MST and VP are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV.  Both MST and VP have been established as a Delaware statutory trust and VP is a Delaware statutory trust.

In addition to the 1940 Act, these entities are governed by their respective declarations of trust, bylaws and applicable state laws. The rights of shareholders of MST and VP, and each of their respective separate portfolios, are substantially similar. Set forth below is a brief summary of the significant rights of shareholders of MST and VP as set forth in their respective declarations of trust and bylaws:

Shareholder Right	MST	VP
Preemptive Rights	None	None

Preferences	None	None

Appraisal Rights	None	None

Conversion Rights	None	None

Exchange Rights (other than the right to exchange for shares of other Munder Funds, as provided in the Funds’ registration statements)	None	None

Annual Meetings	Not required	Not required

Right to Call Shareholder Meetings

Meetings of the shareholders of the Trust or of any series or class may be called upon the written request of the shareholders holding at least ten percent of the outstanding shares of the Trust entitled to vote at such meeting, provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders.

Shall be called by the Trustees upon the written request of shareholders owning at least one tenth of the outstanding shares of the Trust entitled to vote.

Notice of Meetings	All notices of meetings of shareholders shall be sent or otherwise given to shareholders not less than ten nor more than ninety days before the date of the meeting.	Notice shall be sent, by first class mail or such other means determined by the Trustees, at least 10 days prior to the meeting.

Record Date For Meetings

For purposes of determining the shareholders entitled to vote or act at any meeting or adjournment or postponement thereof, the Trustees may fix in advance a record date which shall not be more than ninety

The Trustees may fix in advance a date, not exceeding ninety (90) days preceding the date of any meeting of shareholders as a record date for the determination of the shareholder entitled to notice of, and to vote at,

Shareholder Right	MST	VP
	days nor less than ten days before the date of any such meeting.	any such meeting.

Quorum for Meetings

Except when a larger quorum is required by applicable law, by the by-laws or by the declaration of trust, thirty-three and one-third percent of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote as a single class separate from any other shares, thirty-three and one-third percent of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

One-third of shares outstanding and entitled to vote in person or by proxy as of the record date for a shareholders’ meeting shall be a quorum for the transaction of business at such shareholders’ meeting, except that where any provision of law or of the declaration of trust permits or requires that holders of any series of shares shall vote as a series (or that holders of a class shall vote as a class), then one-third of the aggregate number of shares of that series (or that class) entitled to vote shall be necessary to constitute a quorum.

Vote Required for Election of Trustees

There shall be no cumulative voting in the election of Trustees. Except when a larger vote is required by any provision of the declaration of trust or the by-laws or by applicable law, when a quorum is present at any meeting, a plurality of the shares voted shall elect a Trustee, provided that where any provision of law or of the declaration of trust requires that the holders of any series shall vote as a series (or that holders of a class shall vote as a class), then a plurality of the shares of that series (or class) voted on the election of a Trustee shall decide that matter insofar as that series (or class) is concerned. In the event of the death, declination, resignation, retirement, removal, or incapacity of all the then Trustees within a short period of time and without the opportunity for at least one Trustee being able to appoint additional Trustees to replace those no longer serving, the Trust’s Investment Adviser is empowered to appoint new Trustees subject to the provisions of Section 16(a) of the 1940 Act.

The Trustees may fill vacancies caused by enlargement of the number of Trustees or by the death, resignation, retirement or removal of a Trustee

Except when a larger vote is required by law or by any provision of the declaration of trust, a plurality shall elect a Trustee. Whenever a vacancy in the board of Trustees shall occur, the remaining Trustees shall fill such vacancy by appointing such other person as they in their discretion see fit, to the extent consistent with the limitations provided under the 1940 Act.

An appointment of a Trustee may be made by the Trustees then in office in anticipation of a vacancy to occur by reason of retirement, resignation or increase in number of Trustees effective at a later date, provided that said appointment shall become effective only at or after the effective date of said retirement, resignation or increase in the number of Trustees.

Shareholder Right	MST	VP
Adjournment of Meetings

Any meeting of shareholders, whether or not a quorum is present, may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, either in person or by proxy. Notwithstanding the above, broker non-votes will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn a meeting. notice of adjournment of a shareholders’ meeting to another time or place need not be given, if such time and place are announced at the meeting at which adjournment is taken and the adjourned meeting is held within a reasonable time after the date set for the original meeting.

Any meeting of shareholders may be adjourned from time to time by a majority of the votes properly cast upon the question of adjourning a meeting to another date and time, whether or not a quorum is present. Any adjourned session may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice.

Removal of Trustees by Shareholders

Any Trustee may be removed (a) with or without cause at any meeting of Shareholders by a vote of two-thirds of the outstanding shares of the Trust, or (b) with or without cause at any time by written instrument signed by at least two-thirds of the remaining Trustees, specifying the date when such removal shall become effective.

A Trustee may be removed by any meeting of shareholders by a vote of shareholders owning at least two-thirds of the outstanding shares of the Trust.

Personal Liability of Officers and Trustees

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained in the declaration of trust or in the Delaware Act shall protect any Trustee against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the

Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or the shareholders for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act of omission or any conduct whatsoever in his capacity as Trustee or as an officer of the Trust, provided that nothing contained herein or in the Delaware Act shall protect any Trustee or any officer of the Trust against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or officer of the Trust.

Shareholder Right	MST	VP

Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Personal Liability of Shareholders	None	None

Rights of Inspection

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any series shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders.

The original or a copy of the declaration of trust and of each restatement and/or amendment thereto shall be kept at the office of the Trust where it may be inspected by any shareholder.

The Trustees shall from time to time determine whether and to what extent, and at what times and places, and under what conditions and regulations the accounts and books of the Trust or any of them shall be open to the inspection of the shareholders; and no shareholder shall have any right to inspect any account or book or document of the Trust except as conferred by law or otherwise by the Trustees or by resolution of the shareholders. The original or a copy of the declaration of trust and each amendment thereto shall be kept at the office of the Trust where it may be inspected by any shareholder.

Number of Authorized Shares; Par Value	MST: Unlimited Each Munder Fund: Unlimited Par Value: With or without par value as the Trustees shall determine.	The Victory Portfolios: Unlimited Each Victory Fund: Unlimited Par Value: $.001

EXHIBIT D
CAPITALIZATION

The chart below summarizes the capitalization of each Munder Fund as of [•], 2014 and the corresponding Victory Fund’s pro forma combined capitalization after giving effect to the proposed Reorganization. Since the Victory Funds are being established solely for purposes of effecting the Reorganization, they are not expected to have any assets, other than nominal seed capital, prior to the date of the Reorganization.

	MST Munder Bond Fund	VP Munder Total Return Bond Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class K Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Emerging Markets Small-Cap Fund	VP Munder Emerging Markets Small-Cap Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Growth Opportunities Fund	VP Munder Growth Opportunities Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0

	MST Munder Growth Opportunities Fund	VP Munder Growth Opportunities Fund	Pro Forma Combined
Net Asset Value Per Share	$	$0	$

	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R Shares	Class R Shares	Class R Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Index 500 Fund	VP Munder Index 500 Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class K Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R Shares	Class R Shares	Class R Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Integrity Mid-Cap Value Fund	VP*	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Integrity Small/Mid- Cap Value Fund	VP Integrity Small/Mid- Cap Value Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder International Fund—Core Equity	VP Munder International Fund—Core Equity	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class I Shares	Class I Shares	Class I Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder International Small- Cap Fund	VP Munder International Small-Cap Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R6 Shares	Class R6 Shares	Class R6 Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class I Shares	Class I Shares	Class I Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Micro-Cap Equity Fund	VP Integrity Micro-Cap Equity Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class K Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R Shares	Class R Shares	Class R Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Micro-Cap Equity Fund	VP Integrity Micro-Cap Equity Fund	Pro Forma Combined
	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Mid- Cap Core Growth Fund	VP Munder Mid-Cap Core Growth Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class K Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R Shares	Class R Shares	Class R Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R6 Shares	Class R6 Shares	Class R6 Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Veracity Small-Cap Value Fund	VP Integrity Small-Cap Value Fund	Pro Forma Combined
	Class A Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	MST Munder Veracity Small-Cap Value Fund	VP Integrity Small-Cap Value Fund	Pro Forma Combined
	Class B Shares	Class A Shares	Class A Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class C Shares	Class C Shares	Class C Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class K Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R Shares	Class R Shares	Class R Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class R6 Shares	Class R6 Shares	Class R6 Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

	Class Y Shares	Class Y Shares	Class Y Shares
Aggregate Net Assets	$	$0	$
Shares Outstanding		0
Net Asset Value Per Share	$	$0	$

EXHIBIT E
FINANCIAL HIGHLIGHTS OF THE MUNDER FUNDS

The financial highlights tables on the following pages are intended to help you understand the Munder Funds’ financial performance for the past five years. Certain information reflects financial results for a single share of a Munder Fund. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Munder Fund (assuming reinvestment of all dividends and distributions, if any). Information for all periods other than the six months ended December 31, 2013, has been audited by Ernst & Young LLP, whose report, along with the Munder Funds’ audited financial statements, is included in the current annual report of MST, which is available upon request. All unaudited interim financial statements reflect all adjustments which are, in the opinion of MST’s management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

MUNDER BOND FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.75		$9.93		$9.59		$9.53		$8.81		$9.22
Income/(loss) from investment operations:
Net investment income	0.18		0.28		0.37		0.37		0.38		0.44
Net realized and unrealized gain/(loss) on investments	0.03		(0.15)		0.34		0.08		0.71		(0.39)
Total from investment operations	0.21		0.13		0.71		0.45		1.09		0.05
Less distributions:
Dividends from net investment income	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)
Total distributions	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)
Net asset value, end of period	$9.79		$9.75		$9.93		$9.59		$9.53		$8.81
Total return(c)	2.18%		1.24%		7.49%		4.84%		12.60%		0.72%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$22,358		$26,071		$35,134		$17,479		$19,533		$18,460
Ratio of operating expenses to average net assets	0.85	%(d)	0.78%		0.65%		0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	3.57	%(d)	2.76%		3.83%		3.87%		4.14%		4.95%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.23	%(d)	1.19%		1.19%		1.11%		1.04%		1.00%

(a)      Class A Shares of the Fund commenced operations on December 9, 1992.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)     Annualized.

(e)      The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.75		$9.93		$9.59		$9.53		$8.81		$9.22
Income/(loss) from investment operations:
Net investment income	0.14		0.21		0.31		0.30		0.31		0.37
Net realized and unrealized gain/(loss) on investments	0.03		(0.16)		0.32		0.08		0.71		(0.38)
Total from investment operations	0.17		0.05		0.63		0.38		1.02		(0.01)
Less distributions:
Dividends from net investment income	(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)
Total distributions	(0.13)		(0.23)		(0.29)		(0.32)		(0.30)		(0.40)
Net asset value, end of period	$9.79		$9.75		$9.93		$9.59		$9.53		$8.81
Total return(c)	1.80%		0.48%		6.69%		4.06%		11.75%		(0.03)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$871		$1,045		$1,688		$1,854		$2,556		$3,289
Ratio of operating expenses to average net assets	1.60	%(d)	1.52%		1.40%		1.40%		1.40%		1.40%
Ratio of net investment income to average net assets	2.86	%(d)	2.06%		3.15%		3.12%		3.39%		4.22%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.98	%(d)	1.94%		1.94%		1.87%		1.79%		1.76%

(a)      Class B Shares of the Fund commenced operations on March 13, 1996.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)     Annualized.

(e)      The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.82		$10.00	$9.65	$9.59	$8.87	$9.28
Income/(loss) from investment operations:
Net investment income	0.14		0.20	0.31	0.30	0.32	0.37
Net realized and unrealized gain/(loss) on investments	0.03		(0.15)	0.33	0.08	0.70	(0.38)
Total from investment operations	0.17		0.05	0.64	0.38	1.02	(0.01)
Less distributions:
Dividends from net investment income	(0.13)		(0.23)	(0.29)	(0.32)	(0.30)	(0.40)
Total distributions	(0.13)		(0.23)	(0.29)	(0.32)	(0.30)	(0.40)
Net asset value, end of period	$9.86		$9.82	$10.00	$9.65	$9.59	$8.87
Total return(c)	1.78%		0.48%	6.75%	4.03%	11.67%	(0.02)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$6,124		$7,270	$6,101	$4,563	$5,352	$6,067
Ratio of operating expenses to average net assets	1.60	%(d)	1.54%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets	2.85	%(d)	1.93%	3.12%	3.12%	3.39%	4.17%

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.98	%(d)	1.94%		1.94%		1.87%		1.79%		1.76%

(a)      Class C Shares of the Fund commenced operations on March 25, 1996.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)     Annualized.

(e)      The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.77		$9.95		$9.60		$9.54		$8.82		$9.23
Income/(loss) from investment operations:
Net investment income	0.18		0.28		0.38		0.38		0.38		0.44
Net realized and unrealized gain/(loss) on investments	0.03		(0.15)		0.34		0.07		0.71		(0.39)
Total from investment operations	0.21		0.13		0.72		0.45		1.09		0.05
Less distributions:
Dividends from net investment income	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)
Total distributions	(0.17)		(0.31)		(0.37)		(0.39)		(0.37)		(0.46)
Net asset value, end of period	$9.81		$9.77		$9.95		$9.60		$9.54		$8.82
Total return(c)	2.18%		1.24%		7.59%		4.83%		12.58%		0.61%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,233		$11,838		$16,726		$30,697		$46,954		$92,418
Ratio of operating expenses to average net assets	0.85	%(d)	0.78%		0.64%		0.65%		0.65%		0.65%
Ratio of net investment income to average net assets	3.60	%(d)	2.79%		3.94%		3.90%		4.15%		5.00%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	1.23	%(d)	1.19%		1.17%		1.11%		1.04%		1.00%

(a)      Class K Shares of the Fund commenced operations on November 23, 1992.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Total return represents aggregate total return for the period indicated. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)     Annualized.

(e)      The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)	Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$9.77	$9.95	$9.61	$9.54	$8.83	$9.24
Income/(loss) from investment operations:
Net investment income	0.19	0.30	0.40	0.40	0.41	0.46
Net realized and unrealized gain/(loss) on investments	0.03	(0.15)	0.33	0.09	0.70	(0.38)
Total from investment operations	0.22	0.15	0.73	0.49	1.11	0.08
Less distributions:

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Year Ended 6/30/12(b)		Year Ended 6/30/11(b)		Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Dividends from net investment income	(0.18)		(0.33)		(0.39)		(0.42)		(0.40)		(0.49)
Total distributions	(0.18)		(0.33)		(0.39)		(0.42)		(0.40)		(0.49)
Net asset value, end of period	$9.81		$9.77		$9.95		$9.61		$9.54		$8.83
Total return(c)	2.31%		1.49%		7.75%		5.20%		12.73%		0.97%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$50,331		$50,526		$51,897		$83,353		$84,690		$94,872
Ratio of operating expenses to average net assets	0.60	%(d)	0.53%		0.40%		0.40%		0.40%		0.40%
Ratio of net investment income to average net assets	3.84	%(d)	2.93%		4.13%		4.12%		4.39%		5.24%
Portfolio turnover rate	122	%(e)	373	%(e)	362	%(e)	258	%(e)	206	%(e)	292	%(e)
Ratio of operating expenses to average net assets without expense reimbursements	0.98	%(d)	0.94%		0.94%		0.87%		0.79%		0.75%

(a)      Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)     Annualized.

(e)      The portfolio turnover rates excluding mortgage dollar roll transactions were 59% for the period ended December 31, 2013 and 64%, 110%, 96%, 79% and 154% for the years ended June 30, 2013, June 30, 2012, June 30, 2011, June 30, 2010 and June 30, 2009, respectively.

MUNDER EMERGING MARKETS SMALL-CAP FUND

	Y Shares		A Shares
	Period Ended 12/31/13(b) (Unaudited)		Period Ended 12/31/13(b) (Unaudited)
Net asset value, beginning of period	$10.00		$10.00
Income/(loss) from investment operations:
Net investment income	0.03		0.01
Net realized and unrealized gain on investments	0.81		0.82
Total from investment operations	0.84		0.83
Less distributions:
Dividends from net investment income	(0.06)		(0.05)
Total distributions	(0.06)		(0.05)
Net asset value, end of period	$10.78		$10.78
Total return(c)	8.45%		8.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,847		$199
Ratio of operating expenses to average net assets	1.48	%(d)	1.73	%(d)
Ratio of net investment income to average net assets	0.49	%(d)	0.19	%(d)
Portfolio turnover rate	53%		53%
Ratio of operating expenses to average net assets without expense reimbursements	15.39	%(d)	16.52	%(d)

(a)    Class Y Shares and Class A Shares of the Fund commenced operations on July 2, 2013.

(b)    Per share numbers have been calculated using the average shares method.

(c)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)    Annualized.

MUNDER GROWTH OPPORTUNITIES FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.81		$27.78	$29.44	$21.81	$17.41		$20.51
Income/(loss) from investment operations:
Net investment income/(loss)	(0.10)		(0.01)	(0.10)	(0.22)	(0.39)		(0.33)
Net realized and unrealized gain/(loss) on investments	6.57		3.04	(0.23)	7.85	4.73		(2.77)
Total from investment operations	6.47		3.03	(0.33)	7.63	4.34		(3.10)
Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—
Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)
Fair fund distribution proceeds	—		—	—	—	0.06		—
Net asset value, end of period	$37.28		$30.81	$27.78	$29.44	$21.81		$17.41
Total return(d)	21.00%		10.91%	(0.61)%	34.92%	25.33	%(e)	(15.11)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$375,559		$333,869	$349,704	$376,437	$262,010		$210,683
Ratio of operating expenses to average net assets	1.70	%(f)	1.68%	1.68%	1.99%	2.25%		2.62%
Ratio of net investment income/(loss) to average net assets	(0.57	)%(f)	(0.03)%	(0.38)%	(0.82)%	(1.74)%		(2.10)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)      Class A Shares of the Fund commenced operations on August 19, 1996.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)      If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.68% for Class Y Shares and 19.41% for Class A Shares.

(f)       Annualized.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)	Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$27.38	$24.88	$26.71	$19.94	$16.04	$19.02
Income/(loss) from investment operations:
Net investment loss	(0.20)	(0.21)	(0.28)	(0.39)	(0.51)	(0.41)
Net realized and unrealized gain/(loss) on investments	5.83	2.71	(0.22)	7.16	4.36	(2.57)
Total from investment operations	5.63	2.50	(0.50)	6.77	3.85	(2.98)
Less distributions:
Distributions from net realized gains	—	—	(1.33)	—	—	—

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)
Fair fund distribution proceeds	—		—	—	—	0.05		—
Net asset value, end of period	$33.01		$27.38	$24.88	$26.71	$19.94		$16.04
Total return(d)	20.56%		10.09%	(1.37)%	33.95%	24.31	%(e)	(15.71)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,976		$6,583	$10,816	$18,014	$14,694		$15,137
Ratio of operating expenses to average net assets	2.44	%(f)	2.43%	2.43%	2.75%	3.01%		3.38%
Ratio of net investment loss to average net assets	(1.31	)%(f)	(0.80)%	(1.15)%	(1.58)%	(2.51)%		(2.85)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)      Class B Shares of the Fund commenced operations on June 1, 1998.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)      If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 18.39% for Class B Shares and 18.46% for Class C Shares.

(f)       Annualized.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$27.39		$24.89	$26.72	$19.95	$16.04		$19.03
Income/(loss) from investment operations:
Net investment loss	(0.20)		(0.20)	(0.28)	(0.39)	(0.51)		(0.42)
Net realized and unrealized gain/(loss) on investments	5.83		2.70	(0.22)	7.16	4.37		(2.57)
Total from investment operations	5.63		2.50	(0.50)	6.77	3.86		(2.99)
Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—
Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)
Fair fund distribution proceeds	—		—	—	—	0.05		—
Net asset value, end of period	$33.02		$27.39	$24.89	$26.72	$19.95		$16.04
Total return(d)	20.55%		10.09%	(1.37)%	33.93%	24.38	%(e)	(15.76)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$82,797		$70,994	$73,885	$84,204	$54,588		$41,302
Ratio of operating expenses to average net assets	2.45	%(f)	2.43%	2.43%	2.74%	3.00%		3.37%
Ratio of net investment loss to average net assets	(1.32	)%(f)	(0.78)%	(1.13)%	(1.56)%	(2.48)%		(2.85)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)      Class C Shares of the Fund commenced operations on November 3, 1998.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)      If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 18.39% for Class B Shares and 18.46% for Class C Shares.

(f)       Annualized.

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.09		$27.20	$28.92	$21.48	$17.20		$20.29
Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.08)	(0.16)	(0.28)	(0.42)		(0.37)
Net realized and unrealized gain/(loss) on investments	6.40		2.97	(0.23)	7.72	4.65		(2.72)
Total from investment operations	6.27		2.89	(0.39)	7.44	4.23		(3.09)
Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—
Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)
Fair fund distribution proceeds	—		—	—	—	0.05		—
Net asset value, end of period	$36.36		$30.09	$27.20	$28.92	$21.48		$17.20
Total return(d)	20.84%		10.63%	(0.84)%	34.57%	24.94	%(e)	(15.27)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$705		$916	$752	$383	$162		$28
Ratio of operating expenses to average net assets	1.94	%(f)	1.93%	1.92%	2.22%	2.47%		2.72%
Ratio of net investment loss to average net assets	(0.78	)%(f)	(0.27)%	(0.60)%	(1.03)%	(1.86)%		(2.19)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)      Class R Shares of the Fund commenced operations on July 29, 2004.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated.

(e)      If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.01% for Class R Shares.

(f)       Annualized

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)		Year Ended 6/30/09(b)
Net asset value, beginning of period	$32.13		$28.90	$30.48	$22.53	$17.94		$21.07
Income/(loss) from investment operations:
Net investment income/(loss)	(0.06)		0.07	(0.03)	(0.17)	(0.34)		(0.30)
Net realized and unrealized gain/(loss) on investments	6.85		3.16	(0.22)	8.12	4.86		(2.83)
Total from investment operations	6.79		3.23	(0.25)	7.95	4.52		(3.13)
Less distributions:
Distributions from net realized gains	—		—	(1.33)	—	—		—
Short-term trading fees	—		—	0.00 (c)	—	—		0.00 (c)
Fair fund distribution proceeds	—		—	—	—	0.07		—
Net asset value, end of period	$38.92		$32.13	$28.90	$30.48	$22.53		$17.94
Total return(d)	21.13%		11.21%	(0.36)%	35.29%	25.59	%(e)	(14.90)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$22,349		$19,994	$26,138	$12,515	$10,752		$11,243
Ratio of operating expenses to average net assets	1.45	%(f)	1.43%	1.42%	1.76%	2.00%		2.36%
Ratio of net investment income/(loss) to average net assets	(0.32	)%(f)	0.21%	(0.12)%	(0.62)%	(1.51)%		(1.85)%
Portfolio turnover rate	67%		93%	82%	122%	74%		71%

(a)      Class Y Shares of the Fund commenced operations on June 1, 1998.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)      If the Fund had not received litigation and fair fund distribution proceeds, the total return would have been 19.68% for Class Y Shares and 19.41% for Class A Shares.

(f)       Annualized.

MUNDER INDEX 500 FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.73		$18.88	$20.89	$18.22	$16.72	$25.38
Income/(loss) from investment operations:
Net investment income	0.14		0.28	0.25	0.25	0.25	0.34
Net realized and unrealized gain/(loss) on investments	2.99		3.10	0.46	5.05	2.16	(6.64)
Total from investment operations	3.13		3.38	0.71	5.30	2.41	(6.30)
Less distributions:
Dividends from net investment income	(0.17)		(0.27)	(0.25)	(0.26)	(0.25)	(0.36)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)
Total distributions	(1.44)		(2.53)	(2.72)	(2.63)	(0.91)	(2.36)
Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$21.42		$19.73	$18.88	$20.89	$18.22	$16.72
Total return(d)	15.90%		19.77%	4.69%	29.88%	13.98%	(26.59)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$207,992		$194,601	$191,446	$231,167	$201,950	$196,811
Ratio of operating expenses to average net assets	0.73	%(e)	0.75%	0.80%	0.76%	0.72%	0.71%
Ratio of net investment income to average net assets	1.32	%(e)	1.47%	1.30%	1.23%	1.26%	1.87%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	0.83	%(e)	0.85%	0.90%	0.86%	0.82%	0.81%

(a)      Class A Shares of the Fund commenced operations on December 9, 1992.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class A Shares would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)      Annualized.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.74		$18.89	$20.90	$18.23	$16.73	$25.39
Income/(loss) from investment operations:
Net investment income	0.10		0.21	0.18	0.18	0.18	0.28
Net realized and unrealized gain/(loss) on investments	2.99		3.10	0.46	5.05	2.16	(6.64)
Total from investment operations	3.09		3.31	0.64	5.23	2.34	(6.36)
Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.18)	(0.19)	(0.18)	(0.30)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)
Total distributions	(1.40)		(2.46)	(2.65)	(2.56)	(0.84)	(2.30)
Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$21.43		$19.74	$18.89	$20.90	$18.23	$16.73
Total return(d)	15.69%		19.35%	4.32%	29.42%	13.58%	(26.83)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$3,282		$3,631	$5,994	$11,571	$16,642	$24,338
Ratio of operating expenses to average net assets	1.08	%(e)	1.11%	1.15%	1.11%	1.07%	1.05%
Ratio of net investment income to average net assets	0.97	%(e)	1.11%	0.94%	0.89%	0.91%	1.52%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	1.58	%(e)	1.61%	1.65%	1.61%	1.57%	1.55%

(a)      Class B Shares of the Fund commenced operations on October 31, 1995.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class B would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)      Annualized.

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.71		$18.86	$20.87	$18.21	$16.71	$25.37
Income/(loss) from investment operations:
Net investment income	0.13		0.26	0.23	0.23	0.23	0.33
Net realized and unrealized gain/(loss) on investments	2.98		3.10	0.46	5.04	2.16	(6.65)
Total from investment operations	3.11		3.36	0.69	5.27	2.39	(6.32)
Less distributions:
Dividends from net investment income	(0.16)		(0.25)	(0.23)	(0.24)	(0.23)	(0.34)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)
Total distributions	(1.43)		(2.51)	(2.70)	(2.61)	(0.89)	(2.34)
Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$21.39		$19.71	$18.86	$20.87	$18.21	$16.71
Total return(d)	15.81%		19.68%	4.58%	29.71%	13.88%	(26.67)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$9,869		$9,789	$12,490	$17,025	$32,558	$49,686
Ratio of operating expenses to average net assets	0.83	%(e)	0.86%	0.90%	0.86%	0.82%	0.79%
Ratio of net investment income to average net assets	1.21	%(e)	1.37%	1.19%	1.15%	1.17%	1.76%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	0.83	%(e)	0.86%	0.90%	0.86%	0.82%	0.79%

(a)      Class K Shares of the Fund commenced operations on December 7, 1992.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class B would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)      Annualized.

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.71		$18.87	$20.88	$18.21	$16.71	$25.38
Income/(loss) from investment operations:
Net investment income	0.10		0.21	0.18	0.18	0.18	0.27
Net realized and unrealized gain/(loss) on investments	2.99		3.09	0.46	5.05	2.16	(6.64)
Total from investment operations	3.09		3.30	0.64	5.23	2.34	(6.37)
Less distributions:
Dividends from net investment income	(0.13)		(0.20)	(0.18)	(0.19)	(0.18)	(0.30)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)
Total distributions	(1.40)		(2.46)	(2.65)	(2.56)	(0.84)	(2.30)
Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$21.40		$19.71	$18.87	$20.88	$18.21	$16.71
Total return(d)	15.71%		19.31%	4.32%	29.45%	13.59%	(26.89)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,501		$13,050	$10,480	$8,332	$6,492	$6,231
Ratio of operating expenses to average net assets	1.08	%(e)	1.10%	1.16%	1.11%	1.07%	1.06%
Ratio of net investment income to average net assets	0.97	%(e)	1.11%	0.94%	0.88%	0.91%	1.50%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Ratio of operating expenses to average net assets without expense waivers	1.08	%(e)	1.10%	1.16%	1.11%	1.07%	1.06%

(a)      Class R Shares of the Fund commenced operations on July 29, 2004.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated.

(e)      Annualized

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$19.80		$18.94	$20.94	$18.27	$16.76	$25.43
Income/(loss) from investment operations:
Net investment income	0.16		0.31	0.27	0.28	0.27	0.37
Net realized and unrealized gain/(loss) on investments	2.99		3.11	0.48	5.05	2.18	(6.66)
Total from investment operations	3.15		3.42	0.75	5.33	2.45	(6.29)
Less distributions:
Dividends from net investment income	(0.18)		(0.30)	(0.28)	(0.29)	(0.28)	(0.38)
Distributions from net realized gains	(1.27)		(2.26)	(2.47)	(2.37)	(0.66)	(2.00)
Total distributions	(1.45)		(2.56)	(2.75)	(2.66)	(0.94)	(2.38)
Short-term trading fees	—		—	—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$21.50		$19.80	$18.94	$20.94	$18.27	$16.76
Total return(d)	15.98%		19.94%	4.89%	29.99%	14.18%	(26.47)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$35,078		$31,188	$17,104	$14,154	$21,021	$27,609
Ratio of operating expenses to average net assets	0.58	%(e)	0.59%	0.65%	0.61%	0.57%	0.55%
Ratio of net investment income to average net assets	1.47	%(e)	1.61%	1.43%	1.38%	1.41%	2.00%
Portfolio turnover rate	2%		5%	3%	5%	5%	6%
Ratio of operating expenses to average net assets without expense waivers	0.58	%(e)	0.59%	0.65%	0.61%	0.57%	0.55%

(a)      Class Y Shares of the Fund commenced operations on December 1, 1991.

(b)     Per share numbers have been calculated using the average shares method.

(c)      Amount is less than $0.005 per share.

(d)     Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns for Class A Shares would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)      Annualized.

MUNDER INTEGRITY MID-CAP VALUE FUND

	A Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 06/30/13(b)	Year Ended 06/30/12(b)
Net asset value, beginning of period	$12.59		$9.82	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		(0.02)	0.02
Net realized and unrealized gain/(loss) on investments	2.10		2.80	(0.19)
Total from investment operations	2.09		2.78	(0.17)
Less distributions:
Dividends from net investment income	—		(0.01)	(0.01)
Distributions from net realized gains	(0.28)		—	—
Total distributions	(0.28)		(0.01)	(0.01)
Net asset value, end of period	$14.40		$12.59	$9.82
Total return(d)	16.62%		28.37%	(1.70)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,612		$434	$107
Ratio of operating expenses to average net assets	1.50	%(e)	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets	(0.14	)%(e)	(0.20)%	0.22%
Portfolio turnover rate	28%		82%	46%
Ratio of operating expenses to average net assets without expense reimbursements	5.50	%(e)	9.29%	113.21%

(a)	Class A Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for fee waivers and/or expense reimbursements.

(e)	Annualized.

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 06/30/13(b)	Year Ended 06/30/12(b)
Net asset value, beginning of period	$12.61		$9.83	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)	0.00	(c)	0.01	0.06
Net realized and unrealized gain/(loss) on investments	2.10		2.81	(0.21)
Total from investment operations	2.10		2.82	(0.15)
Less distributions:
Dividends from net investment income	—		(0.04)	(0.02)
Distributions from net realized gains	(0.28)		—	—
Total distributions	(0.28)		(0.04)	(0.02)
Net asset value, end of period	$14.43		$12.61	$9.83
Total return(d)	16.67%		28.76%	(1.48)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,060		$2,630	$1,723
Ratio of operating expenses to average net assets	1.25	%(e)	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	0.01	%(e)	0.13%	0.58%
Portfolio turnover rate	28%		82%	46%
Ratio of operating expenses to average net assets without expense reimbursements	5.44	%(e)	9.68%	28.48%

(a)	Class Y Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for fee waivers and/or expense reimbursements.

(e)	Annualized.

MUNDER INTEGRITY SMALL/MID-CAP VALUE FUND

	A Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)
Net asset value, beginning of period	$12.18		$9.81	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.01	0.01
Net realized and unrealized gain/(loss) on investments	2.22		2.39	(0.19)
Total from investment operations	2.20		2.40	(0.18)
Less distributions:
Dividends from net investment income	—		(0.03)	(0.01)
Distributions from net realized gains	(0.22)		—	—
Total distributions	(0.22)		(0.03)	(0.01)
Net asset value, end of period	$14.16		$12.18	$9.81
Total return(d)	18.04%		24.52%	(1.83)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$423		$301	$185
Ratio of operating expenses to average net assets	1.50	%(e)	1.50%	1.50%
Ratio of net investment income/(loss) to average net assets	(0.36	)%(e)	0.09%	0.11%
Portfolio turnover rate	18%		58%	58%
Ratio of operating expenses to average net assets without expense reimbursements	3.61	%(e)	36.42%	134.94%

(a)	Class A Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)
Net asset value, beginning of period	$12.19		$9.83	$10.00
Income/(loss) from investment operations:
Net investment income/(loss)	(0.01)		0.00 (c)	0.03
Net realized and unrealized gain/(loss) on investments	2.23		2.42	(0.18)
Total from investment operations	2.22		2.42	(0.15)
Less distributions:
Dividends from net investment income	—		(0.06)	(0.02)
Distributions from net realized gains	(0.22)		—	—
Total distributions	(0.22)		(0.06)	(0.02)
Net asset value, end of period	$14.19		$12.19	$9.83
Total return(d)	18.19%		24.69%	(1.51)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,267		$6,969	$98
Ratio of operating expenses to average net assets	1.25	%(e)	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	(0.12	)%(e)	0.01%	0.34%
Portfolio turnover rate	18%		58%	58%
Ratio of operating expenses to average net assets without expense reimbursements	3.36	%(e)	4.93%	142.51%

(a)	Class Y Shares of the Fund commenced operations on July 1, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount represents less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

MUNDER INTERNATIONAL FUND—CORE EQUITY

	A Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.11		$5.61	$7.09	$5.52	$5.46	$9.36
Income/(loss) from investment operations:
Net investment income	0.01		0.12	0.12	0.08	0.10	0.10
Net realized and unrealized gain/(loss) on investments	1.06		0.95	(1.27)	1.70	0.12	(3.81)
Total from investment operations	1.07		1.07	(1.15)	1.78	0.22	(3.71)
Less distributions:
Dividends from net investment income	(0.15)		(0.50)	(0.33)	(0.21)	(0.16)	(0.19)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—
Total distributions	(0.36)		(0.57)	(0.33)	(0.21)	(0.16)	(0.19)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$6.82		$6.11	$5.61	$7.09	$5.52	$5.46
Total return(d)	17.53%		19.59%	(15.88)%	32.49%	3.87%	(40.08)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$6,252		$6,541	$184	$195	$233	$297
Ratio of operating expenses to average net assets	1.47	%(e)	1.47%	1.47%	1.54%	1.61%	1.61%
Ratio of net investment income to average net assets	0.23	%(e)	1.87%	1.99%	1.27%	1.54%	1.30%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.59	%(e)	2.95%	5.78%	4.28%	2.36%	2.41%

(a)	Class A Shares of the Fund commenced operations on August 16, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	C Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.06		$5.57	$7.05	$5.49	$5.43	$9.30
Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.08	0.05	0.05	0.03	0.07
Net realized and unrealized gain/(loss) on investments	1.06		0.93	(1.24)	1.67	0.15	(3.82)
Total from investment operations	1.04		1.01	(1.19)	1.72	0.18	(3.75)
Less distributions:
Dividends from net investment income	(0.10)		(0.45)	(0.29)	(0.16)	(0.12)	(0.12)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—
Total distributions	(0.31)		(0.52)	(0.29)	(0.16)	(0.12)	(0.12)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$6.79		$6.06	$5.57	$7.05	$5.49	$5.43
Total return(d)	17.12%		18.60%	(16.63)%	31.49%	2.92%	(40.54)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,403		$1,266	$16	$90	$73	$103
Ratio of operating expenses to average net assets	2.22	%(e)	2.22%	2.22%	2.29%	2.36%	2.36%
Ratio of net investment income to average net assets	(0.53	)%(e)	1.22%	0.82%	0.69%	0.56%	1.24%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	3.33	%(e)	3.69%	6.57%	5.03%	3.14%	3.36%

(a)	Class C Shares commenced operations on August 16, 2007.

(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	Y Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.11		$5.61	$7.09	$5.52	$5.45	$9.38
Income/(loss) from investment operations:
Net investment income	0.02		0.13	0.12	0.11	0.09	0.16
Net realized and unrealized gain/(loss) on investments	1.06		0.95	(1.25)	1.69	0.16	(3.87)
Total from investment operations	1.08		1.08	(1.13)	1.80	0.25	(3.71)
Less distributions:
Dividends from net investment income	(0.17)		(0.51)	(0.35)	(0.23)	(0.18)	(0.22)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—
Total distributions	(0.38)		(0.58)	(0.35)	(0.23)	(0.18)	(0.22)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$6.81		$6.11	$5.61	$7.09	$5.52	$5.45
Total return(d)	17.66%		19.91%	(15.66)%	32.83%	4.14%	(40.00)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,091		$19,111	$1,969	$2,756	$2,317	$3,705
Ratio of operating expenses to average net assets	1.22	%(e)	1.22%	1.22%	1.28%	1.36%	1.36%
Ratio of net investment income to average net assets	0.48	%(e)	2.14%	2.00%	1.64%	1.38%	2.73%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.33	%(e)	3.02%	5.53%	4.06%	2.19%	2.39%

(a)	Class Y Shares of the Fund commenced operations on August 16, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	I Shares
	Period Ended (Unaudited) 12/31/13(b)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$6.12		$5.61	$7.10	$5.52	$5.46	$9.40
Income/(loss) from investment operations:
Net investment income/(loss)	0.02		0.13	0.11	0.11	0.12	0.15
Net realized and unrealized gain/(loss) on investments	1.08		0.98	(1.24)	1.72	0.14	(3.85)
Total from investment operations	1.10		1.11	(1.13)	1.83	0.26	(3.70)
Less distributions:
Dividends from net investment income	(0.19)		(0.53)	(0.36)	(0.25)	(0.20)	(0.24)
Distributions from net realized gains	(0.21)		(0.07)	—	—	—	—
Total distributions	(0.40)		(0.60)	(0.36)	(0.25)	(0.20)	(0.24)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$6.82		$6.12	$5.61	$7.10	$5.52	$5.46
Total return(d)	17.93%		20.45%	(15.55)%	33.36%	4.22%	(39.80)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1		$1	$6,001	$20,836	$39,610	$45,325
Ratio of operating expenses to average net assets	0.96	%(e)	0.96%	0.96%	1.04%	1.10%	1.10%
Ratio of net investment income to average net assets	(0.73	)%(e)	2.19%	1.90%	1.68%	1.92%	2.45%
Portfolio turnover rate	28%		108%	84%	81%	67%	52%
Ratio of operating expenses to average net assets without expense reimbursements	2.16	%(e)	5.63%	3.69%	2.12%	1.51%	1.54%

(a)	Class I Shares commenced operations on August 16, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

MUNDER INTERNATIONAL SMALL-CAP FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.89		$7.18	$8.36	$5.77	$5.08	$8.73
Income/(loss) from investment operations:
Net investment income	0.00	(B)	0.09	0.08	0.06	0.02	0.05
Net realized and unrealized gain/(loss) on investments	1.99		1.73	(1.17)	2.58	0.73	(3.61)
Total from investment operations	1.99		1.82	(1.09)	2.64	0.75	(3.56)
Less distributions:
Dividends from net investment income	(0.16)		(0.11)	(0.09)	(0.05)	(0.06)	(0.09)
Total distributions	(0.16)		(0.11)	(0.09)	(0.05)	(0.06)	(0.09)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$10.72		$8.89	$7.18	$8.36	$5.77	$5.08
Total return(d)	22.42%		25.49%	(12.90)%	45.85%	14.62%	(40.99)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,296		$5,866	$2,804	$3,421	$725	$1,327
Ratio of operating expenses to average net assets	1.35	%(e)	1.66%	1.71%	1.71%	1.71%	1.71%
Ratio of net investment income to average net assets	0.05	%(e)	1.05%	1.15%	0.82%	0.28%	0.86%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.73	%(e)	1.87%	1.87%	1.83%	2.07%	2.56%

(a)	Class A Shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.73		$7.05	$8.22	$5.68	$5.03	$8.67
Income/(loss) from investment operations:
Net investment income/(loss)	(0.04)		0.03	0.00 (b)	(0.04)	(0.02)	0.02
Net realized and unrealized gain/(loss) on investments	1.95		1.71	(1.11)	2.58	0.70	(3.59)
Total from investment operations	1.91		1.74	(1.11)	2.54	0.68	(3.57)
Less distributions:
Dividends from net investment income	(0.08)		(0.06)	(0.06)	—	(0.03)	(0.07)
Total distributions	(0.08)		(0.06)	(0.06)	—	(0.03)	(0.07)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$10.56		$8.73	$7.05	$8.22	$5.68	$5.03
Total return(d)	21.93%		24.57%	(13.42)%	44.72%	13.49%	(41.39)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,019		$307	$146	$639	$2,038	$3,332
Ratio of operating expenses to average net assets	2.10	%(e)	2.38%	2.46%	2.46%	2.46%	2.46%
Ratio of net investment income to average net assets	(0.72	)%(e)	0.35%	0.07%	(0.64)%	(0.35)%	0.38%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	2.44	%(e)	2.62%	2.68%	2.79%	2.83%	3.33%

(a)	Class C Shares of the Fund commenced operations on August 17, 2007.

(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Period Ended 6/30/12(b)
Net asset value, beginning of period	$8.98		$7.19	$6.71
Income/(loss) from investment operations:
Net investment income	0.02		0.17	0.01
Net realized and unrealized gain on investments	2.01		1.69	0.47
Total from investment operations	2.03		1.86	0.48
Less distributions from:
Dividends from net investment income	(0.20)		(0.07)	—
Total distributions	(0.20)		(0.07)	—
Net asset value, end of period	$10.81		$8.98	$7.19
Total return(c)	22.60%		26.03%	7.15%
Ratios to average net assets:
Net assets, end of period (in 000’s)	$141		$94	$27
Ratio of operating expenses to average net assets	1.10	%(d)	1.22%	1.25	%(d)
Ratio of net investment income to average net assets	0.34	%(d)	2.02%	1.15	%(d)
Portfolio turnover rate	29%		88%	67%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.30	%(d)	1.33%	1.25	%(d)

(a)	Class R6 Shares of the Fund commenced operations on June 1, 2012.
(b)	Per share numbers have been calculated using the average shares method.
(c)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(d)	Annualized.

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.90		$7.19	$8.37	$5.77	$5.09	$8.74
Income/(loss) from investment operations:
Net investment income	0.02		0.08	0.09	0.06	0.06	0.07
Net realized and unrealized gain/(loss) on investments	2.00		1.76	(1.16)	2.61	0.69	(3.62)
Total from investment operations	2.02		1.84	(1.07)	2.67	0.75	(3.55)
Less distributions:
Dividends from net investment income	(0.19)		(0.13)	(0.11)	(0.07)	(0.07)	(0.10)
Total distributions	(0.19)		(0.13)	(0.11)	(0.07)	(0.07)	(0.10)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$10.73		$8.90	$7.19	$8.37	$5.77	$5.09
Total return(d)	22.69%		25.77%	(12.67)%	46.39%	14.69%	(40.87)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$116,269		$85,886	$140,062	$159,001	$108,224	$45,239
Ratio of operating expenses to average net assets	1.10	%(e)	1.43%	1.46%	1.46%	1.46%	1.46%
Ratio of net investment income to average net assets	0.33	%(e)	0.95%	1.29%	0.77%	0.90%	1.49%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.50	%(e)	1.60%	1.63%	1.71%	1.82%	2.36%

(a)	Class Y Shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)	Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.
(e)	Annualized.

	I Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$8.94		$7.22	$8.40	$5.80	$5.11	$8.77
Income/(loss) from investment operations:
Net investment income/(loss)	0.03		0.11	0.11	0.08	0.07	0.07
Net realized and unrealized gain/(loss) on investments	2.00		1.76	(1.16)	2.61	0.71	(3.62)
Total from investment operations	2.03		1.87	(1.05)	2.69	0.78	(3.55)
Less distributions:
Dividends from net investment income	(0.21)		(0.15)	(0.13)	(0.09)	(0.09)	(0.11)
Total distributions	(0.21)		(0.15)	(0.13)	(0.09)	(0.09)	(0.11)
Short-term trading fees	—		—	—	—	0.00 (c)	0.00 (c)
Net asset value, end of period	$10.76		$8.94	$7.22	$8.40	$5.80	$5.11
Total return(d)	22.72%		26.13%	(12.39)%	46.52%	15.13%	(40.76)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$204,380		$151,237	$120,329	$139,658	$84,557	$80,598
Ratio of operating expenses to average net assets	0.95	%(e)	1.18%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	(0.50	)%(e)	1.34%	1.54%	1.04%	1.08%	1.33%
Portfolio turnover rate	29%		88%	67%	74%	88%	91%
Ratio of operating expenses to average net assets without expense waivers and reimbursements	1.27	%(e)	1.28%	1.27%	1.28%	1.35%	1.45%

(a)	Class I Shares of the Fund commenced operations on August 17, 2007.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Amount is less than $0.005 per share.
(d)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total returns would have been lower if not for expense fee waivers and/or expense reimbursements.

(e)	Annualized.

MUNDER MICRO-CAP EQUITY FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$35.12		$32.55	$30.53	$22.02	$18.61	$28.32
Income/(loss) from investment operations:
Net investment income/(loss)	(0.20)		(0.15)	(0.34)	(0.17)	(0.01)	0.30
Net realized and unrealized gain/(loss) on investments	7.51		7.92	2.36	8.68	3.74	(6.37)
Total from investment operations	7.31		7.77	2.02	8.51	3.73	(6.07)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.32)	(0.32)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.32)	(3.64)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$37.19		$35.12	$32.55	$30.53	$22.02	$18.61
Total return(d)	20.74%		27.36%	6.62%	38.65%	19.97%	(24.24)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$75,762		$62,982	$49,064	$56,726	$55,117	$60,405
Ratio of operating expenses to average net assets	1.86	%(e)	1.93%	2.04%	2.10%	2.05%	2.12%
Ratio of net investment income/(loss) to average net assets	(1.01	)%(e)	(0.47)%	(1.15)%	(0.63)%	(0.06)%	1.52%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class A Shares of the Fund commenced operations on December 26, 1996.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.17		$28.85	$27.26	$19.81	$16.82	$25.94
Income/(loss) from investment operations:
Net investment income/(loss)	(0.29)		(0.35)	(0.49)	(0.33)	(0.17)	0.14
Net realized and unrealized gain/(loss) on investments	6.43		6.87	2.08	7.78	3.39	(5.78)
Total from investment operations	6.14		6.52	1.59	7.45	3.22	(5.64)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.23)	(0.16)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.23)	(3.48)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$31.07		$30.17	$28.85	$27.26	$19.81	$16.82
Total return(d)	20.27%		26.46%	5.83%	37.61%	19.11%	(24.83)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$772		$1,515	$3,277	$5,967	$6,665	$9,137
Ratio of operating expenses to average net assets	2.60	%(e)	2.71%	2.80%	2.85%	2.80%	2.87%
Ratio of net investment income/(loss) to average net assets	(1.75	)%(e)	(1.22)%	(1.92)%	(1.36)%	(0.84)%	0.78%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class B Shares commenced operations on February 24, 1997.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$30.16		$28.84	$27.26	$19.80	$16.82	$25.94
Income/(loss) from investment operations:
Net investment income/(loss)	(0.29)		(0.35)	(0.49)	(0.33)	(0.16)	0.14
Net realized and unrealized gain/(loss) on investments	6.43		6.87	2.07	7.79	3.37	(5.78)
Total from investment operations	6.14		6.52	1.58	7.46	3.21	(5.64)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.23)	(0.16)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.23)	(3.48)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$31.06		$30.16	$28.84	$27.26	$19.80	$16.82
Total return(d)	20.32%		26.43%	5.80%	37.68%	19.05%	(24.83)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$17.273		$13,767	$12,220	$13,933	$13,438	$15,122
Ratio of operating expenses to average net assets	2.61	%(e)	2.69%	2.79%	2.85%	2.80%	2.87%
Ratio of net investment income/(loss) to average net assets	(1.76	)%(e)	(1.22)%	(1.90)%	(1.37)%	(0.81)%	0.77%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class C Shares commenced operations on March 31, 1997.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$35.15		$32.57	$30.55	$22.03	$18.62	$28.33
Income/(loss) from investment operations:
Net investment income/(loss)	(0.19)		(0.15)	(0.33)	(0.17)	(0.01)	0.37
Net realized and unrealized gain/(loss) on investments	7.51		7.93	2.35	8.69	3.74	(6.44)
Total from investment operations	7.32		7.78	2.02	8.52	3.73	(6.07)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.32)	(0.32)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.32)	(3.64)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$37.23		$35.15	$32.57	$30.55	$22.03	$18.62
Total return(d)	20.75%		27.37%	6.61%	38.67%	19.96%	(24.23)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$327		$350	$287	$270	$239	$234
Ratio of operating expenses to average net assets	1.85	%(e)	1.94%	2.03%	2.10%	2.05%	2.11%
Ratio of net investment income/(loss) to average net assets	(1.01	)%(e)	(0.46)%	(1.13)%	(0.64)%	(0.05)%	1.80%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class K Shares of the Fund commenced operations on December 31, 1996.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated.

(e)          Annualized.

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$34.63		$32.23	$30.31	$21.91	$18.55	$28.24
Income/(loss) from investment operations:
Net investment income/(loss)	(0.24)		(0.24)	(0.41)	(0.23)	(0.06)	0.21
Net realized and unrealized gain/(loss) on investments	7.40		7.84	2.33	8.63	3.71	(6.32)
Total from investment operations	7.16		7.60	1.92	8.40	3.65	(6.11)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.29)	(0.26)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.29)	(3.58)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$36.55		$34.63	$33.23	$30.31	$21.91	$18.55
Total return(d)	20.60%		27.09%	6.33%	38.34%	19.62%	(24.44)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$762		$355	$251	$317	$250	$262
Ratio of operating expenses to average net assets	2.11	%(e)	2.18%	2.30%	2.35%	2.30%	2.32%
Ratio of net investment income/(loss) to average net assets	(1.26	)%(e)	(0.75)%	(1.41)%	(0.85)%	(0.28)%	1.04%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class R Shares of the Fund commenced operations on July 29, 2004.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated.

(e)          Annualized.

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$36.72		$33.72	$31.55	$22.70	$19.15	$29.04
Income/(loss) from investment operations:
Net investment income/(loss)	(0.15)		(0.07)	(0.27)	(0.10)	0.04	0.35
Net realized and unrealized gain/(loss) on investments	7.84		8.27	2.44	8.95	3.86	(6.55)
Total from investment operations	7.69		8.20	2.17	8.85	3.90	(6.20)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.35)	(0.37)
Distributions from net realized gains	(5.24)		(5.20)	—	—	—	(3.32)
Total distributions	(5.24)		(5.20)	—	—	(0.35)	(3.69)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$39.17		$36.72	$33.72	$31.55	$22.70	$19.15
Total return(d)	20.91%		27.68%	6.88%	38.99%	20.28%	(24.07)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$16,911		$12,107	$12,273	$12,457	$11,834	$14,696
Ratio of operating expenses to average net assets	1.61	%(e)	1.69%	1.79%	1.85%	1.79%	1.87%
Ratio of net investment income/(loss) to average net assets	(0.76	)%(e)	(0.20)%	(0.89)%	(0.36)%	0.19%	1.79%
Portfolio turnover rate	37%		58%	56%	67%	43%	35%

(a)         Class Y Shares of the Fund commenced operations on December 26, 1996.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount is less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

MUNDER MID-CAP CORE GROWTH FUND

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$36.60		$29.99	$30.44	$22.01	$18.16	$26.92
Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		(0.01)	(0.08)	(0.09)	(0.01)	0.04
Net realized and unrealized gain/(loss) on investments	6.07		6.62	(0.37)	8.52	3.89	(8.77)
Total from investment operations	6.00		6.61	(0.45)		3.88	(8.73)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.03)	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—		(0.03)	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$41.81		$36.60	$29.99	$30.44	$22.01	$18.16
Total return(d)	16.40%		22.04%	(1.48)%	38.30%	21.34%	(32.43)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,489,521		$1,311,428	$1,231,903	$1,505,526	$1,306,682	$1,367,350
Ratio of operating expenses to average net assets	1.31	%(e)	1.33%	1.32%	1.33%	1.34%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.35	)%(e)	(0.04)%	(0.28)%	(0.32)%	(0.06)%	0.21%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class A Shares of the Fund commenced operations on July 3, 2000.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$33.42		$27.59	$28.21	$20.56	$17.07	$25.50
Income/(loss) from investment operations:
Net investment loss	(0.21)		(0.24)	(0.28)	(0.27)	(0.17)	(0.10)
Net realized and unrealized gain/(loss) on investments	5.54		6.07	(0.34)	7.92	3.66	(8.30)
Total from investment operations	5.33		5.83	(0.62)	7.65	3.49	(8.40)
Less distributions:
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—	—	—	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$37.96		$33.42	$27.59	$28.21	$20.56	$17.07
Total return(d)	15.95%		21.13%	(2.20)%	37.21%	20.45%	(32.94)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$12,773		$16,372	$21,664	$29,263	$27,318	$29,614
Ratio of operating expenses to average net assets	2.09	%(e)	2.09%	2.07%	2.08%	2.09%	2.10%
Ratio of net investment loss to average net assets	(1.15	)%(e)	(0.79)%	(1.04)%	(1.08)%	(0.81)%	(0.55)%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class B Shares of the Fund commenced operations on July 5, 2000.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$33.49		$27.65	$28.27	$20.60	$17.10	$25.55
Income/(loss) from investment operations:
Net investment loss	(0.20)		(0.24)	(0.28)	(0.27)	(0.17)	(0.10)
Net realized and unrealized gain/(loss) on investments	5.54		6.08	(0.34)	7.94	3.67	(8.32)
Total from investment operations	5.34		5.84	(0.62)	7.67	3.50	(8.42)
Less distributions:
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—	—	—	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$38.04		$33.49	$27.65	$28.27	$20.60	$17.10
Total return(d)	15.95%		21.12%	(2.19)%	37.23%	20.47%	(32.96)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$246,102		$214,548	$198,296	$245,023	$214,746	$230,909
Ratio of operating expenses to average net assets	2.06	%(e)	2.08%	2.07%	2.08%	2.09%	2.10%
Ratio of net investment loss to average net assets	(1.10	)%(e)	(0.79)%	(1.04)%	(1.07)%	(0.81)%	(0.55)%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class C Shares (known as Class II Shares prior to October 31, 2003) of the Fund commenced operations on July 14, 2000.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(e)          Annualized.

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$36.58		$29.97	$30.42	$22.00	$18.15	$26.91
Income/(loss) from investment operations:
Net investment income/(loss)	(0.07)		(0.01)	(0.09)	(0.09)	(0.01)	0.03
Net realized and unrealized gain/(loss) on investments	6.06		6.62	(0.36)	8.51	3.89	(8.76)
Total from investment operations	5.99		6.61	(0.45)	8.42	3.88	(8.73)
Less distributions:
Dividends from net investment income	—		—	—	—	(0.03)	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—	—	(0.03)	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$41.78		$36.58	$29.97	$30.42	$22.00	$18.15
Total return(d)	16.38%		22.06%	(1.48)%	38.27%	21.35%	(32.44)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,767		$10,690	$14,783	$27,951	$30,681	$34,105
Ratio of operating expenses to average net assets	1.32	%(f)	1.34%	1.32%	1.33%	1.34%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.36	)%(f)	(0.04)%	(0.30)%	(0.33)%	(0.06)%	0.17%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class K Shares of the Fund commenced operations on December 17, 2002.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated.

(e)          Amount is less than 0.005%

(f)           Annualized.

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$35.96		$29.54	$30.05	$21.79	$18.00	$26.76
Income/(loss) from investment operations:
Net investment income/(loss)	(0.12)		(0.09)	(0.15)	(0.15)	(0.07)	0.00	(c)
Net realized and unrealized gain/(loss) on investments	5.96		6.51	(0.36)	8.41	3.86	(8.73)
Total from investment operations	5.84		6.42	(0.51)	8.26	3.79	(8.73)
Less distributions:
Dividends from net investment income	—		—	—	—	—	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—	—	—	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00	(c)
Net asset value, end of period	$41.01		$35.96	$29.54	$30.05	$21.79	$18.00
Total return(d)	16.24%		21.73%	(1.70)%	37.91%	21.06%	(32.62)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$63,858		$55,047	$52,931	$56,978	$47,354	$59,485
Ratio of operating expenses to average net assets	1.56	%(f)	1.58%	1.56%	1.58%	1.59%	1.60%
Ratio of net investment income/(loss) to average net assets	(0.59	)%(f)	(0.28)%	(0.54)%	(0.57)%	(0.33)%	0.00	%(e)
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class R Shares of the Fund commenced operations on July 29, 2004.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated.

(e)          Amount is less than 0.005%

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Period Ended 6/30/12(b)
Net asset value, beginning of period	$37.66		$30.71	$28.95
Income/(loss) from investment operations:
Net investment income	0.03		0.14	0.02
Net realized and unrealized gain	6.22		6.81	1.74
Total from investment operations	6.25		6.95	1.76
Less Distributions From:
Dividends from net investment income	(0.01)		—	—
Distributions from net realized gains	(0.79)		—	—
Total distributions	$(0.80)		$—	$—
Net asset value, end of period	$43.11		$37.66	$30.71
Total return(c)	16.61%		22.63%	6.08%
Ratios to Average Net Assets:
Net assets, end of period (in 000’s)	$353,945		$72,090	$53
Ratio of operating expenses to average net assets	0.90	%(d)	0.89%	0.84	%(d)
Ratio of net investment income to average net assets	0.15	%(d)	0.39%	0.65	%(d)
Portfolio turnover rate	15%		25%	48%

(a)         Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Total return represents aggregate total return for the period indicated.

(d)         Annualized.

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Year Ended 6/30/11(b)	Year Ended 6/30/10(b)	Year Ended 6/30/09(b)
Net asset value, beginning of period	$37.58		$30.71	$31.09	$22.44	$18.51	$27.37
Income/(loss) from investment operations:
Net investment income/(loss)	(0.02)		0.07	(0.01)	(0.02)	0.05	0.10
Net realized and unrealized gain/(loss) on investments	6.23		6.80	(0.37)	8.68	3.96	(8.93)
Total from investment operations	6.21		6.87	(0.38)	8.66	4.01	(8.83)
Less distributions:
Dividends from net investment income	—		—	—	(0.01)	(0.08)	—
Distributions from net realized gains	(0.79)		—	—	—	—	(0.03)
Total distributions	(0.79)		—	—	(0.01)	(0.08)	(0.03)
Short-term trading fees	—		—	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$43.00		$37.58	$30.71	$31.09	$22.44	$18.51
Total return(d)	16.53%		22.37%	(1.22)%	38.59%	21.67%	(32.26)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,960,849		$3,605,966	$3,018,188	$3,015,321	$2,109,229	$1,656,032
Ratio of operating expenses to average net assets	1.06	%(e)	1.08%	1.06%	1.08%	1.09%	1.11%
Ratio of net investment income/(loss) to average net assets	(0.10	)%(e)	0.21%	(0.04)%	(0.07)%	0.20%	0.50%
Portfolio turnover rate	15%		25%	48%	65%	52%	65%

(a)         Class Y Shares of the Fund commenced operations on June 24, 1998.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

MUNDER VERACITY SMALL-CAP VALUE FUND

	Y Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)		Year Ended 2/28/11(d)		Year Ended 2/28/10(d)	Year Ended 2/28/09(d)
Net asset value, beginning of period	$26.35		$20.46	$21.08	$21.01		$15.90		$8.99	$15.36
Income/(loss) from investment operations:
Net investment income/(loss)	0.01		0.12	0.06	(0.02)		(0.04)		0.04	0.13
Net realized and unrealized gain/(loss) on investments	5.09		5.80	(0.68)	0.09		5.15		6.91	(6.36)
Total from investment operations	5.10		5.92	(0.62)	0.07		5.11		6.95	(6.23)
Less distributions:
Dividends from net investment income	(0.06)		(0.03)	—	—		(0.00	)(e)	(0.04)	(0.13)
Distributions from capital	—		—	—	—		—		—	(0.01)
Total distributions	(0.06)		(0.03)	—	—		(0.00	)(e)	(0.04)	(0.14)
Short-term trading fees	—		—	0.00 (e)	0.00	(e)	0.00	(e)	0.00 (e)	—
Net asset value, end of period	$31.39		$26.35	$20.46	$21.08		$21.01		$15.90	$8.99
Total return(f)	19.35%		28.94%	(2.94)%	0.33%		32.13%		77.33%	(40.79)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$447,833		$300,839	$202,198	$163,354		$138,835		$62,927	$27,578
Ratio of operating expenses to average net assets	1.25	%(h)	1.25%	1.25%	1.25	%(h)	1.25%		1.25%	1.24%
Ratio of net investment income/(loss) to average net assets	0.06	%(h)	0.50%	0.28%	(0.30	)%(h)	(0.25)%		0.31%	0.95%
Portfolio turnover rate	57%		57%	51%	14%		52%		69%	86%
Ratio of operating expenses to average net assets without expense reimbursements	1.27	%(h)	1.33%	1.39%	1.32	%(h)	1.25%		1.29%	1.30%

(a)	Class Y Shares commenced operations on July 7, 2005.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period March 1, 2011 to June 30, 2011.
(d)

The financial highlights prior to March 1, 2011 are those of the Veracity Small-Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small-Cap Value Fund with and into the Munder Small-Cap Value Fund. Year indicated was audited by another independent registered public accounting firm. The net asset values and other per share information of the Veracity Small-Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Fund, which was the legal survivor of the reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1.

(e)	Amount is less than $0.005 per share.
(f)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(g)	Amount is less than 0.005%.
(h)	Annualized.

	A Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)		Period Ended 6/30/11(b)(c)		Year Ended 2/28/11(d)		Year Ended 2/28/10(d)	Year Ended 2/28/09(d)
Net asset value, beginning of period	$25.95		$20.17	$20.84		$20.78		$15.77		$8.92	$15.22
Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		0.05	0.00	(d)	(0.04)		(0.10)		0.01	0.09
Net realized and unrealized gain/(loss) on investments	5.01		5.73	(0.67)		0.10		5.11		6.85	(6.30)
Total from investment operations	4.98		5.78	(0.67)		0.06		5.01		6.86	(6.21)
Less distributions:
Dividends from net investment income	(0.02)		—	—		—		(0.00	)(e)	(0.01)	(0.09)
Distributions from capital	—		—	—		—		—		—	(0.00	)(e)
Total distributions	(0.02)		—	—		—		(0.00	)(e)	(0.01)	(0.09)
Short-term trading fees	—		—	0.00	(e)	0.00	(e)	0.00	(e)	0.00 (e)	(0.00	)(e)
Net asset value, end of period	$30.91		$25.95	$20.17		$20.84		$20.78		$15.77	$8.92
Total return(f)	19.19%		28.66%	(3.21)%		0.29%		31.82%		76.80%	(40.91)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$151,031		$106,502	$94,305		$133,177		$82,560		$87,928	$48,510
Ratio of operating expenses to average net assets	1.50	%(h)	1.50%	1.50%		1.50	%(h)	1.50%		1.50%	1.50%
Ratio of net investment income/(loss) to average net assets	(0.19	)%(h)	0.22%	0.00	%(g)	(0.52	)%(h)	(0.50)%		0.06%	0.70%
Portfolio turnover rate	57%		57%	51%		14%		52%		69%	86%
Ratio of operating expenses to average net assets without expense reimbursements	1.53	%(h)	1.59%	1.63%		1.54	%(h)	1.50%		1.54%	1.56%

(a)	Class A Shares commenced operations on March 30, 2004.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period March 1, 2011 to June 30, 2011.
(d)

The financial highlights prior to March 1, 2011 are those of the Veracity Small-Cap Value Fund, which was the accounting survivor in the reorganization of the Veracity Small-Cap Value Fund with and into the Munder Small-Cap Value Fund. Year indicated was audited by another independent registered public accounting firm. The net asset values and other per share information of the Veracity Small-Cap Value Fund have been restated by the Merger Conversion Ratio applied in the reorganization to reflect the net asset value of the Munder Small-Cap Fund, which was the legal survivor of the reorganization. The combined fund was renamed the Munder Veracity Small-Cap Value Fund. See Notes to Financial Statements, Note 1.

(e)	Amount is less than $0.005 per share.
(f)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(g)	Amount is less than 0.005%.
(h)	Annualized.

	B Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$24.04		$18.82	$19.59	$19.76
Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.08)	(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	4.64		5.30	(0.64)	(0.13)
Total from investment operations	4.51		5.22	(0.77)	(0.17)
Short-term trading fees	—		—	0.00 (d)	—
Net asset value, end of period	$28.55		$24.04	$18.82	$19.59
Total return(e)	18.76%		27.74%	(3.93)%	(0.86)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$891		$1,177	$4,538	$8,584
Ratio of operating expenses to average net assets	2.25	%(f)	2.25%	2.25%	2.25	%(f)
Ratio of net investment loss to average net assets	(0.98	)%(f)	(0.40)%	(0.74)%	(1.53	)%(f)
Portfolio turnover rate	57%		57%	51%	14%
Ratio of operating expenses to average net assets without expense reimbursements	2.32	%(f)	2.37%	2.38%	2.32	%(f)

(a)	Class B Shares of the Fund Commenced operations on May 14, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period May 14, 2011 to June 30, 2011.
(d)	Amount is less than $0.005 per share.
(e)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(f)	Annualized.

	C Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$23.94		$18.75	$19.51	$19.68
Income/(loss) from investment operations:
Net investment loss	(0.13)		(0.10)	(0.13)	(0.04)
Net realized and unrealized gain/(loss) on investments	4.62		5.29	(0.63)	(0.13)
Total from investment operations	4.49		5.19	(0.76)	(0.17)
Short-term trading fees	—		—	0.00 (d)	—
Net asset value, end of period	$28.43		$23.94	$18.75	$19.51
Total return(e)	18.76%		27.68%	(3.90)%	(0.86)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000s)	$23,231		$18,642	$17,761	$23,237
Ratio of operating expenses to average net assets	2.25	%(f)	2.25%	2.25%	2.25	%(f)
Ratio of net investment loss to average net assets	(0.95	)%(f)	(0.49)%	(0.73)%	(1.52	)%(f)
Portfolio turnover rate	57%		57%	51%	14%
Ratio of operating expenses to average net assets without expense reimbursements	2.28	%(f)	2.34%	2.39%	2.32	%(f)

(a)	Class C Shares of the Fund Commenced operations on May 14, 2011.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Data shown is for the period May 14, 2011 to June 30, 2011.
(d)	Amount is less than $0.005 per share.
(e)

Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(f)	Annualized.

	K Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)		Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$25.91		$20.14	$20.80		$20.96
Income/(loss) from investment operations:
Net investment income/(loss)	(0.03)		0.06	0.00	(d)	(0.02)
Net realized and unrealized gain/(loss) on investments	5.00		5.71	(0.66)		(0.14)
Total from investment operations	4.97		5.77	(0.66)		(0.16)
Less distributions:
Dividends from net investment income	(0.02)		—	—		—
Total distributions	(0.02)		—	—		—
Short-term trading fees	—		—	0.00	(d)	—
Net asset value, end of period	$30.86		$25.91	$20.14		$20.80
Total return(e)	19.18%		28.65%	(3.22)%		(0.72)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,267		$2,138	$1,909		$3,203
Ratio of operating expenses to average net assets	1.50	%(g)	1.50%	1.50%		1.50	%(g)
Ratio of net investment income/(loss) to average net assets	(0.21	)%(g)	0.25%	0.00	%(f)	(0.80	)%(g)
Portfolio turnover rate	57%		57%	51%		14%
Ratio of operating expenses to average net assets without expense reimbursements	1.54	%(g)	1.59%	1.63%		1.57	%(g)

(a)         Class K Shares of the Fund Commenced operations on May 14, 2011.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Data shown is for the period May 14, 2011 to June 30, 2011.

(d)         Amount is less than $0.005 per share.

(e)          Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(f)           Amount is less than 0.005%.

(g)          Annualized.

	R Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)	Year Ended 6/30/12(b)	Period Ended 6/30/11(b)(c)
Net asset value, beginning of period	$25.61		$19.96	$20.67	$20.83
Income/(loss) from investment operations:
Net investment income/(loss)	(0.05)		(0.02)	(0.05)	(0.03)
Net realized and unrealized gain/(loss) on investments	4.93		5.67	(0.66)	(0.13)
Total from investment operations	4.88		5.65	(0.71)	(0.16)
Less distributions:
Dividends from net investment income	—		—	—	—
Total distributions	—		—	—	—
Short-term trading fees	—		—	0.00 (d)	—
Net asset value, end of period	$30.49		$25.61	$19.96	$20.67
Total return(e)	19.09%		28.31%	(3.43)%	(0.77)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,220		$651	$496	$597
Ratio of operating expenses to average net assets	1.71	%(g)	1.75%	1.75%	1.75	%(g)
Ratio of net investment income/(loss) to average net assets	(0.35	)%(g)	(0.11)%	(0.27)%	(1.02	)%(g)
Portfolio turnover rate	57%		57%	51%	14%
Ratio of operating expenses to average net assets without expense reimbursements	1.73	%(g)	1.83%	1.89%	1.82	%(g)

(a)         Class R Shares of the Fund Commenced operations on May 14, 2011.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Data shown is for the period May 14, 2011 to June 30, 2011.

(d)         Amount is less than $0.005 per share.

(e)          Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. Total return would have been lower if not for expense fee waivers and/or expense reimbursements.

(f)           Amount is less than 0.005%.

(g)          Annualized.

	R6 Shares
	Period Ended 12/31/13(b) (Unaudited)		Year Ended 6/30/13(b)		Period Ended 6/30/12(b)
Net asset value, beginning of period	$26.41		$20.46		$18.96
Income/(loss) from investment operations:
Net investment income	0.05		0.09		0.01
Net realized and unrealized gain	5.09		5.86		1.49
Total from investment operations	5.14		5.95		1.50
Less Distributions From:
Dividends from net investment income	(0.08)		(0.00	)(c)	—
Total distributions	(0.08)		(0.00	)(c)	—
Net asset value, end of period	$31.47		$26.41		$20.46
Total return(d)	19.45%		29.11%		7.91%
Ratios to Average Net Assets:
Net assets, end of period (in 000’s)	$159,930		$19,560		$27
Ratio of operating expenses to average net assets	1.09	%(e)	1.13%		1.10	%(e)
Ratio of net investment income to average net assets	0.33	%(e)	0.39%		0.42	%(e)
Portfolio turnover rate	57%		57%		51%
Ratio of operating expenses to average net assets without expense reimbursements	1.10	%(e)	1.14%		1.10	%(e)

(a)         Class R6 Shares of the Fund commenced operations on June 1, 2012.

(b)         Per share numbers have been calculated using the average shares method.

(c)          Amount represents less than $0.005 per share.

(d)         Total return represents aggregate total return for the period indicated.

(e)          Annualized.

EXHIBIT F
VOTING SECURITIES AND PRINCIPAL HOLDERS

This Exhibit F sets forth certain information regarding the voting securities and principal holders of the Munder Funds.

Approximate total net assets represented by shares outstanding and entitled to vote (including omnibus accounts representing multiple underlying beneficial owners such as those in the names of brokers) as of the Record Date:

	Class A	Class B	Class C	Class Y	Class I	Class K	Class R	Class R6
Munder Bond Fund	[•]	[•]	[•]	[•]	N/A	[•]	N/A	N/A
Munder Emerging Markets Small-Cap Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder Growth Opportunities Fund	[•]	[•]	[•]	[•]	N/A	N/A	[•]	N/A
Munder Index 500 Fund	[•]	[•]	N/A	[•]	N/A	[•]	[•]	N/A
Munder Integrity Mid-Cap Value Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder Integrity Small/Mid-Cap Value Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder International Fund—Core Equity	[•]	N/A	[•]	[•]	[•]	N/A	N/A	N/A
Munder International Small-Cap Fund	[•]	N/A	[•]	[•]	[•]	N/A	N/A	[•]
Munder Micro-Cap Equity Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	N/A
Munder Mid-Cap Core Growth Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	[•]
Munder Veracity Small-Cap Value Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	[•]

Outstanding beneficial interest as of record date*:

	Class A	Class B	Class C	Class Y	Class I	Class K	Class R	Class R6
Munder Bond Fund	[•]	[•]	[•]	[•]	N/A	[•]	N/A	N/A
Munder Emerging Markets Small-Cap Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder Growth Opportunities Fund	[•]	[•]	[•]	[•]	N/A	N/A	[•]	N/A
Munder Index 500 Fund	[•]	[•]	N/A	[•]	N/A	[•]	[•]	N/A
Munder Integrity Mid-Cap Value Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder Integrity Small/Mid-Cap Value Fund	[•]	N/A	N/A	[•]	N/A	N/A	N/A	N/A
Munder International Fund—Core Equity	[•]	N/A	[•]	[•]	[•]	N/A	N/A	N/A

F-1

	Class A	Class B	Class C	Class Y	Class I	Class K	Class R	Class R6
Munder International Small-Cap Fund	[•]	N/A	[•]	[•]	[•]	N/A	N/A	[•]
Munder Micro-Cap Equity Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	N/A
Munder Mid-Cap Core Growth Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	[•]
Munder Veracity Small-Cap Value Fund	[•]	[•]	[•]	[•]	N/A	[•]	[•]	[•]

*Each share is entitled to one vote and fractional shares have proportionate voting rights.

The names and addresses of the shareholders of record and/or beneficial owners (to each Munder Fund’s knowledge) who owned 5% or more of each Munder Fund’s total outstanding shares of each class of shares as of the Record Date are set forth below:

[To be provided]

The officers and Trustees of Munder Series Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting securities of the Munder Funds as of the Record Date except as follows:

Munder Fund	Percentage Ownership
Munder Bond Fund	[•]	%
Munder Emerging Markets Small-Cap Fund	[•]	%
Munder Growth Opportunities Fund	[•]	%
Munder Index 500 Fund	[•]	%
Munder Integrity Mid-Cap Value Fund	[•]	%
Munder Integrity Small/Mid-Cap Value Fund	[•]	%
Munder International Fund—Core Equity	[•]	%
Munder International Small-Cap Fund	[•]	%
Munder Micro-Cap Equity Fund	[•]	%
Munder Mid-Cap Core Growth Fund	[•]	%
Munder Veracity Small-Cap Value Fund	[•]	%

F-2

STATEMENT OF ADDITIONAL INFORMATION

[•], 2014

Acquisition of the assets of

Munder Micro-Cap Equity Fund	Munder International Fund—Core Equity
Munder Growth Opportunities Fund	Munder International Small-Cap Fund
Munder Bond Fund	Munder Integrity Mid-Cap Value Fund
Munder Index 500 Fund	Munder Integrity Small/Mid-Cap Value Fund
Munder Veracity Small-Cap Value Fund	Munder Emerging Markets Small-Cap Fund
Munder Mid-Cap Core Growth Fund

each a series portfolio of MUNDER SERIES TRUST

480 Pierce Street

Birmingham, Michigan 48009

Telephone No: 1-800-468-6337

In exchange for shares of the corresponding or designated shares of

Integrity Micro-Cap Equity Fund	Munder International Fund—Core Equity
Munder Growth Opportunities Fund	Munder International Small-Cap Fund
Munder Total Return Bond Fund	Integrity Mid-Cap Value Fund
Munder Index 500 Fund	Integrity Small/Mid-Cap Value Fund
Integrity Small-Cap Value Fund	Munder Emerging Markets Small-Cap Fund
Munder Mid-Cap Core Growth Fund

each a series portfolio of THE VICTORY PORTFOLIOS

[address]

[phone]

This Statement of Additional Information, dated [•], 2014 is not a prospectus. A Proxy Statement/Prospectus dated July [•], 2014 related to the above-referenced matter may be obtained from The Victory Portfolios on behalf of each of the funds of The Victory Portfolios listed above (each a “Victory Fund” and collectively, the “Victory Funds”), by writing or calling The Victory Portfolios at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

TABLE OF CONTENTS

1.                                      Statement of Additional Information of Munder Series Trust, dated October 29, 2013, as supplemented

2.                                      Statement of Additional Information of The Victory Portfolios, dated [•], 2014

3.                                      Audited Financial Statements of Munder Funds, dated June 30, 2013

4.                                      Unaudited Financial Statements of Munder Funds, dated December 31, 2013

5.                                      Pro Forma Effect of each Reorganization on the Victory Funds, assuming the closing of the Reorganizations as of December 31, 2013.

1

INFORMATION INCORPORATED BY REFERENCE

The Statement of Additional Information of the series of Munder Series Trust listed above (each a “Munder Fund” and collectively, the “Munder Funds”), dated October 29, 2013, as supplemented, is incorporated by reference to the Munder Series Trust’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A (File No. 333-102943), which was filed with the Securities and Exchange Commission on or about October 28, 2013.

Additional copies of the foregoing Statement of Additional Information of the Munder Funds may be obtained by writing The Munder Funds, P.O. Box 9701, Providence, RI 02940 or by calling 1-800-468-6337.

The Statement of Additional Information of the Victory Funds, dated [•], 2014, is incorporated by reference to The Victory Portfolios’ Post-Effective Amendment No. [•] to its Registration Statement on Form N-1A (File No. 33-8982), which was filed with the Securities and Exchange Commission on or about [•], 2014.

Additional copies of the foregoing Statement of Additional Information of the Victory Funds may be obtained from The Victory Portfolios at                      or by calling                     .

The audited financial statements of the Munder Funds, dated June 30, 2013 are incorporated by reference to the Annual Report to shareholders of the Munder Funds, which was filed with the Securities and Exchange Commission on Form N-CSR pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), on August 27, 2013.

The unaudited financial statements of the Munder Funds, dated December 31, 2013 are incorporated by reference to the Semi-Annual Report to shareholders of the Munder Series Trust, which was filed with the Securities and Exchange Commission on Form N-CSRS pursuant to the 1940 Act, on February 26, 2014.

This Statement of Additional Information does not contain financial statements or pro forma financial statements for the Victory Funds because the Victory Funds will not commence operations until the consummation of the Reorganizations, at which time each Victory Fund will assume the performance, financial and other historical information of its corresponding Munder Fund.  In each Reorganization, the Victory Funds will be the accounting survivor.

Pro Forma Financial Information for the Reorganizations

In each Reorganization, the Victory Fund will be the accounting survivor. The Fee and Expense Tables in Section II of the Proxy Statement/Prospectus present expense ratios on a pro forma basis for each class of shares of each Victory Fund as a result of the Reorganizations based on good faith estimates of information assuming the Reorganizations closed as of December 31, 2013.

On a pro forma basis, the proposed Reorganizations generally are expected to result in a reduction in operating expenses as a result of the achievement of operating economies of scale.  Some Munder Funds will experience a reduction in operating expenses attributable in part to a reduction in the contractual Administration and Custody agreement fees that will apply to the Victory Funds.  However, other Munder Funds will experience an increase in these contractual fees.  As a result of the VCM Expense Limitation Agreement, for the two years following the Reorganization, the total net annual operating expense of each class of shares determined in accordance with the Victory Expense Limitation Agreement (excluding Acquired Fund Fees and Expenses and certain other items such as interest, taxes and brokerage commissions) will not be higher than it is under the current Munder Expense Limitation Agreement.

As previously discussed in the Proxy Statement/Prospectus, no change is expected to the amount of advisory fees payable by each of the Munder Funds following the Reorganizations since the Victory Fund’s advisory fees are identical to those of the corresponding Munder Funds except with respect to the VP Munder International Fund—Core Equity. However, the difference in advisory fee for this Fund had no impact on the pro forma advisory fees of the VP Munder International Fund—Core Equity at December 31, 2013 asset levels.

VCM also expects that the Funds will realize reductions in operating expenses that are attributed to a reduction in professional fees, trustee retainer fees and state registration fees by achieving operating economies of scale.

Other differences in operating expenses are attributable to differences in expense allocation methodologies between the Munder Funds and Victory Funds.  These differences may result in increased or decreased operating expenses depending on the class and the Victory Fund.

No significant accounting policies will change as a result of the proposed Reorganizations, specifically, policies regarding valuation or Subchapter M income tax compliance. The Reorganizations are not expected to be a taxable event for federal income tax purposes for the Munder Funds or their shareholders. Accordingly, no gain or loss should be recognized by the Munder Funds or their shareholders upon the closing of the Reorganizations.  The Reorganizations are not expected to have a material impact on the amount of any Munder Funds capital loss carryforwards available to the Victory Funds following the Reorganizations. No portfolio holdings of the Munder Funds are expected to be sold as a result of or in connection with the Reorganizations. Neither the Munder Funds nor the Victory Funds will bear any costs relating to the Reorganization as such amounts will be payable by Victory or Munder.

THE VICTORY PORTFOLIOS

Part C. Other Information

Item 15.         Indemnification

The response to this item is incorporated by reference to the response to Item 30 of Part C of Post-Effective Amendment No. 114 to Registrant’s Registration Statement on Form N-1A filed electronically on April 3, 2014, accession number 0001104659-14-025664.

ITEM 16.	EXHIBITS.

1.	(a) Certificate of Trust dated December 6, 1995.(1)

(b) Delaware Trust Instrument dated December 6, 1995, as amended March 27, 2000.(2)

(c) Schedule A to the Trust Instrument, current as of December 19, 2013.(3)

2.	Bylaws, Amended and Restated as of August 26, 2009.(4)

3.	None.

4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A of this Registration Statement on Form N-14.

5.

The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (1)(b) above and in Article IV of the Bylaws referenced in Exhibit (2) above.

6.	(a) Investment Advisory Agreement dated August 1, 2013 between Registrant and Victory Capital Management Inc.(1)

(b) Schedule A to the Investment Advisory Agreement, as of May 22, 2014.(filed herewith)

(c) Form of Sub-Advisory Agreement between Victory Capital Management Inc. and World Asset Management, Inc. (filed herewith)

7.	(a) Distribution Agreement dated August 1, 2013 between Registrant and Victory Capital Advisers, Inc.(1)

(b) Schedule I to the Distribution Agreement, as of May 22, 2014.(filed herewith)

8.	None.

9.	(a) Mutual Fund Custody Agreement dated July 1, 2011 between Registrant and KeyBank National Association (“KeyBank”).(5)

(b) Attachment A to the Mutual Fund Custody Agreement, as of May 22, 2014.(filed herewith)

(c) Schedule I to the Mutual Fund Custody Agreement, as of May 22, 2014.(filed herewith)

(d) Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008.(6)

(e) Fund Appendix to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, revised as of May 22, 2014.(filed herewith)

10.	(a) Distribution and Service Plan dated August 1, 2013 for Class A shares of Registrant.(1)

(b) Schedule I to Distribution and Service Plan for Class A Shares, current as of May 22, 2014.(filed herewith)

(c) Distribution and Service Plan dated February 26, 2002 as amended February 5, 2003 for Class C shares of Registrant.(7)

(d) Schedule I to Distribution and Service Plan for Class C Shares, current as of May 22, 2014.(filed herewith)

(e) Amended and Restated Distribution and Service Plan dated December 11, 1998 as amended and restated February 20, 2013 for Class R shares of Registrant.(7)

(f) Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares, current as of May 22, 2014.(filed herewith)

(g) Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated May 22, 2014.(filed herewith)

11.	(a) Opinion of Morris Nichols Arsht & Tunnell LLP regarding legality of issuance of shares (filed herewith).

(b) Opinion and consent of Morrison & Foerster LLP regarding legality of issuance of shares (filed herewith).

12.	Opinion of Morrison & Foerster LLP regarding tax matters (to be filed by subsequent post-effective amendment).

13.	(a) Form of Expense Limitation Agreement between Registrant and Victory Capital Management Inc. (filed herewith)

(b) Form of Fee Limitation Letter Agreement between Registrant and Victory Capital Management Inc. (filed herewith)

14.	Consent of Independent Registered Public Accounting Firm (filed herewith).

15.	None.

16.	Powers of Attorney of Leigh A. Wilson, Nigel D. T. Andrews, David Brooks Adcock, E. Lee Beard, David C. Brown, David L. Meyer and Sally M. Dungan.(5)

17.	(a) Form of Proxy Card (filed herewith).

(1)	Filed as an Exhibit to Post-Effective Amendment No. 106 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.
(2)	Filed as an Exhibit to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed electronically on June 1, 2000, accession number 0000922423-00-000816.
(3)	Filed as an Exhibit to Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A filed electronically on March 28, 2014, accession number 0001104659-14-024014.
(4)	Filed as an Exhibit to Post-Effective Amendment No. 89 to Registrant’s Registration Statement on Form N-1A filed electronically on December 4, 2009, accession number 0001104659-09-068535.
(5)	Filed as an Exhibit to Post-Effective Amendment No. 97 to Registrant’s Registration Statement on Form N-1A filed electronically on December 22, 2011, accession number 0001104659-11-070891.
(6)	Filed as an Exhibit to Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A filed electronically on November 14, 2008, accession number 0001104659-08-071024.

(7)	Filed as an Exhibit to Post-Effective Amendment No. 105 to Registrant’s Registration Statement on Form N-1A filed electronically on October 15, 2013, accession number 0001104659-13-075668.

ITEM 17.         UNDERTAKINGS.

(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)        The undersigned Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the Reorganization.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and State of New York, on the 11th day of June, 2014.

THE VICTORY PORTFOLIOS
(Registrant)

By:	/s/ Michael D. Policarpo, II, President
Michael D. Policarpo, II, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the date stated above.

	/s/ Michael D. Policarpo, II	President
Michael D. Policarpo, II

	/s/ Christopher E. Sabato	Treasurer
/s/ Christopher E. Sabato

	*	Chairman of the Board and Trustee
Leigh A. Wilson

	*	Trustee
David Brooks Adcock

	*	Trustee
Nigel D. T. Andrews

	*	Trustee
E. Lee Beard

	*	Trustee
David C. Brown

	*	Trustee
Sally M. Dungan

	*	Trustee
David L. Meyer

*By:	/s/ Jay G. Baris
Jay G. Baris
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

6(b)	Schedule A to the Investment Advisory Agreement, as of May 22, 2014

6(c)	Form of Sub-Advisory Agreement between Victory Capital Management Inc. and World Asset Management, Inc.

7(b)	Schedule I to the Distribution Agreement, as of May 22, 2014

9(b)	Attachment A to the Mutual Fund Custody Agreement, as of May 22, 2014

9(c)	Schedule I to the Mutual Fund Custody Agreement, as of May 22, 2014.

9(e)	Fund Appendix to the Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of August 5, 2008, revised as of May 22, 2014

10(b)	Schedule I to Distribution and Service Plan for Class A Shares, current as of May 22, 2014.

10(d)	Schedule I to Distribution and Service Plan for Class C Shares, current as of May 22, 2014

10(f)	Schedule I to the Amended and Restated Distribution and Service Plan for Class R Shares, current as of May 22, 2014

10(g)	Amended and Restated Rule 18f-3 Multi-Class Plan, amended and restated May 22, 2014

(11)(a)	Opinion of Morris Nichols Arsht & Tunnell LLP regarding legality of issuance of shares

(11)(b)	Opinion and consent of Morrison & Foerster LLP regarding legality of issuance of shares

(13)(a)	Form of Expense Limitation Agreement between Registrant and Victory Capital Management Inc.

(13)(b)	Form of Fee Limitation Letter Agreement between Registrant and Victory Capital Management Inc.

(14)	Consent of Independent Registered Public Accounting Firm

(17)(a)	Form of Proxy Card